As filed with the Securities and Exchange Commission on April 23, 2008

                                                      Registration Nos. 33-86500
                                                                       811-08868

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. _                      [ ]

                       Post-Effective Amendment No. 18                     [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 16                             [X]

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                                  (Registrant)


                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122


                                 Robert G. Lange
              Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-325-4249


Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
            [ ] 60 days after filing pursuant to paragraph a of Rule 485
            [ ] on _________ pursuant to paragraph a of Rule 485
            [X] on May 1, 2008 pursuant to paragraph b of Rule 485
            [ ] immediately upon filing pursuant to paragraph b of Rule 485

Title of Securities Being Registered: Securities of Unit Investment Trust
  AMERITAS LOW-LOAD Flexible Premium Variable Universal Life Insurance Policy

PROSPECTUS: May 1, 2008


AMERITAS LOW-LOAD                            Ameritas Life Insurancae Corp. Logo

Flexible Premium
Variable Universal Life Insurance Policy

                             Ameritas Life Insurance Corp. Separate Account LLVL

         This prospectus describes the Policy, especially its Separate Account, and should be read with the Policy. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how to invest your Policy value. The value of your Policy will go up or down based on the investment performance of the investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

         You may allocate all or part of your Policy value among a variety of variable investment options where you have the investment risk, including possible loss of principal. They are listed in the Investment Options section of this prospectus.

         You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

      The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

    This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

  No one is authorized to give information or make any representation about the
    Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

            NOT FDIC INSURED |X| MAY LOSE VALUE |X| NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
    Service Center, P.O. Box 81889, Lincoln, Nebraska 68501. 1-800-255-9678.
                             www.ameritasdirect.com

Contacting Us. To answer your questions or to send additional premium, contact your registered representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                           Interfund Transfer Request
                               Fax: 1-402-467-7923
                           Email: direct@ameritas.com


Express mail packages should be sent to our street address, not our P.O. Box address.

The Correct Form of Written Notice "in good order" is important for us to get the information we require to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notices by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."


TABLE OF CONTENTS                                         Begin on Page

     POLICY SUMMARY..............................................3
     CHARGES.....................................................4
     CHARGES EXPLAINED...........................................8
         Transaction Fees
           (Percent of Premium Charge, Surrender Charge and Sales Load Charge, Partial Withdrawal Charge, Transfer Fee)
         Periodic Charges: Monthly Deductions from Policy Value
           (Cost of Insurance Charge, Administrative Charge,
           Cost of Optional Features)
         Periodic Charges: Daily Deduction from Separate Account Assets
           (Risk Charge, Portfolio Charges)
     INVESTMENT OPTIONS..........................................9
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Disruptive Trading Practices
         Systematic Transfer Programs
           (Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep) Model Asset Allocation Program
     OTHER IMPORTANT POLICY INFORMATION.........................17
         Policy Application and Issuance
         Policy Value
         Misstatement of Age or Sex
         Suicide
         Incontestability
         Telephone Transactions
         Lapse and Grace Period
         Reinstatement
         Delay of Payments or Transfers
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         "Free Look" Rights
         Optional Features
     POLICY DISTRIBUTIONS.......................................22
         Death Benefit
         Maturity Date
         Policy Loans
         Full Surrender
         Partial Withdrawal
         Payment of Policy Proceeds
     TAX MATTERS................................................27
         Life Insurance Qualification; Tax Treatment of Death Benefit
         Special Considerations for Corporations and Employers
         Tax Treatment of Loans and Other Distributions
         Other Policy Owner Tax Matters
     LEGAL PROCEEDINGS..........................................29
     HOW TO GET FINANCIAL STATEMENTS............................29
     APPENDIX A:  Optional Features.............................30
     DEFINED TERMS..............................................31
     LAST PAGE...............................................Last Page
         IMSA
         Thank You/ If You Have Questions
         Illustrations
         Statement of Additional Information; Registration Statement
         Reports to You

POLICY SUMMARY
--------------------------------------------------------------------------------

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

          The AMERITAS LOW-LOAD Variable Universal Life Policy is a flexible premium life insurance policy offered and issued by Ameritas Life Insurance Corp. ("Ameritas"), 5900 "O" Street, Lincoln, Nebraska 68510. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. We are obligated to pay all amounts promised under the Policy. The Policy pays death benefit proceeds to the Policy beneficiary upon the insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. The insured cannot be over age 80 on the insured's birthday nearest the Policy issue date. We will only issue the Policy for an initial specified amount of insurance coverage of $100,000 or more.

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the investment options. You may allocate Policy premium and value among several different variable investment options where you can gain or lose money on your investment, or to a fixed rate option where we guarantee you will earn a fixed rate of interest. You can take out a Policy loan, make a partial withdrawal, or surrender your Policy completely, subject to certain restrictions. However, unpaid loans, partial withdrawals and surrenders may be subject to income tax and penalty tax, and unpaid loans and withdrawals will decrease death benefit protection and may cause the need for additional premium to keep the Policy in force.

         Your Policy value and death benefit will go up or down as a result of the investment experience of your Policy. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each portfolio. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Policy value is not enough to pay the Policy's charges. Your Policy's death benefit will never be less than the then current Specified Amount of insurance coverage less any outstanding loans and loan interest, and less any due but unpaid Policy charges. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid as a death benefit, or until it lapses because the Cash Surrender Value is insufficient to keep the Policy in force.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

         POLICY OPERATION AND FEATURES

Premiums.
o Premium is used to create Policy value to cover Policy charges and to generate investment earnings.

Charges Deducted from Premium.
o    Percentage of Premium Charge: currently 3 1/2%.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer between investments, subject to limits. Dollar Cost Averaging, Portfolio Rebalancing and Earnings Sweep systematic investment programs are available.

Charges Deducted from Assets.
(See CHARGES section on next pages.)

No Sales Load.
No Surrender Charge.

Transaction Fees:
o    Percentage of Premium Charge.
o    Partial withdrawal charges.
o    Transfer fee, if any.

Periodic Charges (monthly from Policy value):
o    Cost of Insurance Charge.
o    Administrative Charges.
o    Charges for selected optional features.

Periodic Charges (daily from Separate Account assets only):
o    Risk charge.
o    Underlying portfolio investment advisory charges and operating expenses.

Loans.
o You may borrow a limited amount of Policy value. Each loan must be at least $200. Interest accrues on outstanding loan amounts. After the 10th Policy Year, loans at a lower interest rate may be available.

Surrenders.
o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in the CHARGES section, next page.

Death Benefit.
o If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero. The death benefit is essentially a level death benefit that includes total Policy value within the specified amount (although death benefit can vary as a result of investment performance). Death benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death.
     See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Settlement Income.
o Amounts surrendered or death benefit proceeds can be paid out under several different payment options.

CHARGES
Some charges are rounded. Charges shown may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, or transfer Policy value between investment options.

-------------------------------------------------- ------------------------ -------------------- --------------------
                                                                                   Guaranteed
   TRANSACTION FEES                                       When Deducted             Maximum              Current
-------------------------------------------------- ------------------------ -------------------- --------------------
PERCENT OF PREMIUM CHARGE                          When each premium is                5%                3.5%
(calculated as a percentage of each premium        paid.
payment)
-------------------------------------------------- ------------------------ -------------------- --------------------
SURRENDER CHARGE                                             --                    NONE                 NONE
-------------------------------------------------- ------------------------ -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                          Upon each withdrawal.         2% or $50            2% or $25
(lesser of % of withdrawal amount or dollar
amount)
-------------------------------------------------- ------------------------ -------------------- --------------------
TRANSFER FEE (per transfer)                        First 15 transfers per
                                                   year:                           NONE                 NONE
                                                   Each additional
                                                   transfer:                        $10                 NONE
-------------------------------------------------- ------------------------ -------------------- --------------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

-------------------------------------------------- ---------------------- -------------------- --------------------
PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted           Guaranteed            Current
expenses)                                                                    Maximum (annual)       (annual)
-------------------------------------------------- ---------------------- -------------------- --------------------
DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS
         (to equal the annual % shown)
-------------------------------------------------- ---------------------- -------------------- --------------------
RISK CHARGE (for mortality and expense risk)                Daily
                                Policy Years 1-20                                  0.90%                0.75%
                                Policy Years 21+                                   0.90%                0.45%
-------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY DEDUCTION FROM POLICY VALUE
         Several of the charges below vary based on individual characteristics.
         The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
-------------------------------------------------- ---------------------- -------------------- --------------------
                                                                          Varies(1)            Varies(2)
BASE POLICY COST OF INSURANCE (Rate is a % of             Monthly         Minimum      $0.68   Minimum      $0.37
the net amount of insurance coverage at risk)                             Maximum  $1,000.00   Maximum  $1,000.00
                                                                          Example(4,5) $3.32   Example(4,5) $1.24
-------------------------------------------------- ---------------------- -------------------- --------------------
ADMINISTRATIVE CHARGE                                     Monthly
     o    First Policy Year and first 12 months                                     $108               $108
          after an increase in Specified Amount
     o    Thereafter                                                                $108                $54
-------------------------------------------------- ---------------------- -------------------- --------------------
COST OF OPTIONAL FEATURES
         (No-cost Riders are not listed.)
-------------------------------------------------- ---------------------- -------------------- --------------------
   Waiver of Monthly Deductions on Disability            Monthly          Varies(1)            Varies(1)
   Rider (Rate is a percentage of the total                               Minimum     3.32%    Minimum     3.32%
   monthly deduction not including this rider.)                           Maximum    53.68%    Maximum    53.68%
                                                                          Example(4,5)7.94%    Example(4,5) 7.94%
-------------------------------------------------- ---------------------- -------------------- --------------------
   Payor Waiver of Monthly Deductions on                 Monthly          Varies(1)            Varies(1)
   Disability Rider  (Rate is a percentage of                             Minimum     3.32%    Minimum     3.32%
   the total monthly deductions not including                             Maximum    53.68%    Maximum    53.68%
   this rider.)                                                           Example(5,6) 6.18%   Example(5,6) 6.18%
-------------------------------------------------- ---------------------- -------------------- --------------------
   Children's Protection Rider  (Flat annual             Monthly                  $52                  $52
   rate.)
-------------------------------------------------- ---------------------- -------------------- --------------------
   Guaranteed Insurability Rider  (Rate is per           Monthly          Varies(3)            Varies(3)
   $1000 of the rider selected amount.)                                   Minimum    $0.56     Minimum    $0.56
                                                                          Maximum    $1.97     Maximum    $1.97
                                                                          Example(6) $0.97     Example(6) $0.97
-------------------------------------------------- ------------------------ -------------------- --------------------
Periodic Charges Table Footnotes:
(1)      Rate varies by insured's sex, risk class and attained age.
(2)      Rate varies by insured's sex, issue age, risk class, and the length of time the Policy has been in force.
(3)      Rate varies by insured's sex and issue age at the time the rider is added to the Policy.
(4)      "Example" charges assume an insured who is male, best risk class, age
         45 when Policy is issued or rider is added to the Policy.
(5)      "Example" charges assume Policy is in its first Policy Year.
(6)      "Example" charges assume an insured who is male, age 10 at the time the rider is added to the Policy.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         The next table describes interest rates charged on amounts borrowed from the Policy, net of credit for 3.5% effective annual yield interest rate.

------------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                Guaranteed
NET INTEREST CHARGED ON LOANS                           When Deducted             Maximum               Current
------------------------------------------------------- ----------------------- -------------------- --------------------
LOAN ACCOUNT  (effective annual rates)                        Upon each Policy
   Regular Loans                                                anniversary.           2.5%               2.0%
   Reduced Rate Loans  (available only after the 10th                                  0.5%               0%
                           Policy Year)
----------------------------------------------------------- ---------------------- ---------------- -----------------

         PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2007)


         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

----------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
----------------------------------------------------------------------------- -------------------- --------------------
Before any Waivers and Reductions                                                   0.14% (1)           1.63%  (2)
----------------------------------------------------------------------------- -------------------- --------------------
After any Waivers and Reductions (explained in the footnotes to these               0.14% (1)           1.63%  (2)
tables)
----------------------------------------------------------------------------- -------------------- --------------------

(1)  Vanguard(R) Equity Index Portfolio.
(2)  Rydex Inverse S&P 500 Strategy Fund.

----------------------------------------------------------------------------------------------------------------------
                                                                  Acquired                           Total Expenses
o    Subaccount's underlying                                     Fund Fees      Total     Waivers    after Waivers
     Portfolio Name *             Management    12b-1    Other     and        Portfolio     and      and Reductions,
                                     Fees       Fees**   Fees    Expenses       Fees     Reductions     if any
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
AIM VI, Series I (1)
----------------------------------------------------------------------------------------------------------------------
Financial Services                   0.75%       -       0.36%        -         1.11%        -          1.11% (2)
----------------------------------------------------------------------------------------------------------------------
Global Health Care                   0.75%       -       0.32%     0.01%(3)     1.08%      0.01%(4)     1.07% (2)
----------------------------------------------------------------------------------------------------------------------
International Growth                 0.71%       -       0.36%     0.01%(3)     1.08%      0.01%(4)     1.07% (2)
----------------------------------------------------------------------------------------------------------------------
Leisure                              0.75%       -       0.53%        -         1.28%      0.27%(4)     1.01% (5)
----------------------------------------------------------------------------------------------------------------------
Technology                           0.75%       -       0.35%     0.01%(3)     1.11%        -          1.11% (2)
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
----------------------------------------------------------------------------------------------------------------------
International                        1.20%       -       0.01%        -         1.21%        -          1.21%(1)
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                        1.00%       -       0.01%        -         1.01%        -          1.01%
----------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (1,2)
----------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies             0.80%       -       0.13%        -         0.93%        -          0.93%(3)
----------------------------------------------------------------------------------------------------------------------
Ameritas Income & Growth             0.675%      -       0.125%       -         0.80%      0.02%        0.78%(3)
----------------------------------------------------------------------------------------------------------------------
Social Balanced                      0.70%       -       0.20%        -         0.90%        -          0.90%
----------------------------------------------------------------------------------------------------------------------
Social International Equity          1.10%       -       0.51%        -         1.61%        -          1.61% (3)
----------------------------------------------------------------------------------------------------------------------
DWS VIT, Class A
----------------------------------------------------------------------------------------------------------------------
Small Cap Index VIP                  0.35%       -       0.15%(1)     -         0.50%     0.03(2)      0.47%
----------------------------------------------------------------------------------------------------------------------
DWS VS I, Class A
----------------------------------------------------------------------------------------------------------------------
Health Care VIP                      0.67%       -       0.23%(1)     -         0.90%        -          0.90%
----------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
----------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Value VIP           0.64%       -       0.14%(3)     -         0.78%        -          0.78%
----------------------------------------------------------------------------------------------------------------------
Global Thematic VIP                  0.92%       -       0.40%(3)  0.01%       1.33%     0.27%(2)      1.06%(4)
----------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP
----------------------------------------------------------------------------------------------------------------------
Contrafund (R) - Initial Class       0.56%       -       0.09%        -         0.65%        -          0.65%(1)
----------------------------------------------------------------------------------------------------------------------
Mid Cap - Service Class              0.56%     0.10%     0.10%        -         0.76%        -          0.76%(1)
----------------------------------------------------------------------------------------------------------------------
Overseas - Initial Class             0.71%       -       0.14%        -         0.85%        -          0.85%(1)
----------------------------------------------------------------------------------------------------------------------
Strategic Income - Initial Class     0.56%       -       0.17%        -         0.73%        -          0.73%
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON, Class 2
----------------------------------------------------------------------------------------------------------------------
Global Income Securities(1)          0.50%     0.25%     0.14%        -         0.89%        -          0.89%
----------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
----------------------------------------------------------------------------------------------------------------------
Research International               0.90%       -       0.66%(1)     -         1.56%(1)   0.46%(2)     1.10%(1)
----------------------------------------------------------------------------------------------------------------------
Utilities                            0.75%       -       0.10%(1)     -         0.85%(1)   0.03%(3)     0.82%(1)
----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I(1)
----------------------------------------------------------------------------------------------------------------------
Balanced                             0.85%       -       0.32%        -         1.17%        -          1.17%
----------------------------------------------------------------------------------------------------------------------
Growth                               0.85%       -       0.15%        -         1.00%        -          1.00%
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Short Duration       0.65%       -       0.08%        -         0.73%        -          0.73%
Bond
----------------------------------------------------------------------------------------------------------------------
Partners                             0.83%       -       0.08%        -         0.91%        -          0.91%
----------------------------------------------------------------------------------------------------------------------
Regency                              0.84%       -       0.11%        -         0.95%        -          0.95%
----------------------------------------------------------------------------------------------------------------------
                                      -5-

----------------------------------------------------------------------------------------------------------------------
                                                                  Acquired                           Total Expenses
o    Subaccount's underlying                                     Fund Fees      Total     Waivers    after Waivers
     Portfolio Name *             Management    12b-1    Other     and        Portfolio     and      and Reductions,
                                     Fees       Fees**   Fees    Expenses       Fees     Reductions     if any
----------------------------------------------------------------------------------------------------------------------
RYDEX
----------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x            0.50%       -       0.70%        -         1.20%        -          1.20%
Strategy
---------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy             0.90%       -       0.73%        -         1.63%        -          1.63%
----------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R)                        0.75%       -       0.76%        -         1.51%        -          1.51%
----------------------------------------------------------------------------------------------------------------------
Nova                                 0.75%       -       0.71%        -         1.46%        -          1.46%
----------------------------------------------------------------------------------------------------------------------
Precious Metals                      0.75%       -       0.70%        -         1.45%        -          1.45%
----------------------------------------------------------------------------------------------------------------------
SUMMIT
----------------------------------------------------------------------------------------------------------------------
Natural Resources                    0.55%       -       0.20%(1)   0.56%       1.31%        -          1.31%
----------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                     0.85%       -       -            -         0.85%        -          0.85%
----------------------------------------------------------------------------------------------------------------------
THIRD AVENUE
----------------------------------------------------------------------------------------------------------------------
Value                                0.90%       -       0.27%        -         1.17%        -          1.17%
----------------------------------------------------------------------------------------------------------------------
UIF, Class I
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity              1.21%       -       0.37%        -         1.58%        -          1.58%
----------------------------------------------------------------------------------------------------------------------
VANGUARD(R) VIF
----------------------------------------------------------------------------------------------------------------------
Balanced                             0.21%       -       0.03%        -         0.24%        -          0.24%
----------------------------------------------------------------------------------------------------------------------
Diversified                          0.37%       -       0.03%        -         0.40%        -          0.40%
----------------------------------------------------------------------------------------------------------------------
Equity Income                        0.26%       -       0.03%        -         0.29%        -          0.29%
----------------------------------------------------------------------------------------------------------------------
Equity Index                         0.11%       -       0.03%        -         0.14%        -          0.14%
----------------------------------------------------------------------------------------------------------------------
Growth                               0.33%       -       0.03%        -         0.36%        -          0.36%
----------------------------------------------------------------------------------------------------------------------
High Yield Bond                      0.21%       -       0.03%        -         0.24%        -          0.24%
----------------------------------------------------------------------------------------------------------------------
International                        0.40%       -       0.05%        -         0.45%        -          0.45%
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Index                        0.20%       -       0.04%        -         0.24%        -          0.24%
----------------------------------------------------------------------------------------------------------------------
Money Market                         0.12%       -       0.03%        -         0.15%        -          0.15%
----------------------------------------------------------------------------------------------------------------------
REIT Index                           0.26%       -       0.04%        -         0.30%        -          0.30%
----------------------------------------------------------------------------------------------------------------------
Small Company Growth                 0.32%       -       0.04%        -         0.36%        -          0.36%
----------------------------------------------------------------------------------------------------------------------
Total Bond Market Index              0.12%       -       0.04%        -         0.16%        -          0.16%
----------------------------------------------------------------------------------------------------------------------
Total Stock Market Index             0.12%       -       0.04%        -         0.16%        -          0.16%
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT(1)
----------------------------------------------------------------------------------------------------------------------
Discovery                            0.75%(2)  0.25%     0.21%(3)     -         1.21%      0.06%        1.15%(4)
----------------------------------------------------------------------------------------------------------------------
Opportunity                          0.73%(2)  0.25%     0.20%(3)  0.04%(5)     1.22%      0.15%        1.07%(4)
----------------------------------------------------------------------------------------------------------------------

AIM 1 Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
AIM 2 The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Portfolio Fees (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Portfolio Fees to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. The expense limitation agreement is in effect through at least April 30, 2009.
AIM 3 Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Expenses after Waivers and Reductions listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.
AIM 4 Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds. Fee Waiver reflects this agreement. This waiver agreement is in effect through at least April 30, 2009. AIM 5 The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Portfolio Fees (subject to the same exclusions discussed above in Note 2) of Series I shares to 1.01% of average daily net assets. This expense limitation agreement is in effect through at least April 30, 2009.
American Century 1 The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase. The fund expenses are based on the most recent shareholder report.
Calvert 1 The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2009, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses.
                 Ameritas Core Strategies                    0.95%
                 Ameritas Income & Growth                    0.78%
Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned.

Calvert 2 Management fees for the Calvert Variable Series, Inc. Portfolios include both the investment advisory fee paid by each Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. The administrative fees (as a percentage of net assets) are as follows: 0.05% for each Ameritas Portfolio, 0.275% for Social Balanced, and 0.35% for Social International Equity.
Calvert 3 "Total Portfolio Fees" reflect an indirect fee and fees before waivers. Indirect fees result from a Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:
                 Ameritas Core Strategies                     0.91%
                 Ameritas Income & Growth                     0.77%
                 Social International Equity                  1.59%
DWS 1 "Other Fees" are based on estimated amounts for the current fiscal year. Actual expenses may be different.
DWS 2 Through 4/30/2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.47% for Small Cap Index VIP and 1.06% for Global Thematic VIP, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
DWS 3 Restated on an annual basis to reflect approved fee changes taking effect on May 1, 2008. Includes a 0.10% administrative services fee paid to the Advisor.
DWS 4 In addition to the expenses that the portfolio bears directly, the portfolio's shareholders indirectly bear the expenses of the underlying portfolios in which the portfolio invests. The portfolio's estimated indirect expense from investing in the underlying portfolios, based on its expected allocations to the underlying portfolios, is as shown in the table.
Fidelity 1 A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total class operating expenses would have been:
                 Contrafund: Initial Class                    0.64%
                 Mid Cap: Service Class                       0.75%
                 Overseas: Initial Class                      0.82%
FTVIPT 1 The Fund administration fee is paid indirectly through the management fee.
MFS 1 The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Expenses" would be lower.
MFS 2 MFS has agreed in writing to bear the funds' expenses such that "Total Portfolio Fees," determined without giving effect to the expense offset arrangements described above, do not exceed 1.10% annually. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until modified by the fund's Board of Trustees.
MFS 3 MFS has agreed in writing to reduce its management fee to 0.70% annually on average daily net assets in excess of $1 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees.
Neuberger Berman 1 Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Balanced, Growth, Lehman Brothers Short Duration Bond, and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Balanced, Growth, Lehman Brothers Short Duration Bond, and Partners Portfolios; and 1.50% of the average daily net asset value of the Regency Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
Summit 1 The fund does not bear any direct operating expenses above the amount disclosed; any additional direct operating expenses are borne by the adviser according to the terms of the advisory agreement. Expenses of Acquired Funds are not included in this arrangement.
Wells Fargo 1 On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation ("SFC") to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage VT Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage VT Discovery Fund.
Wells Fargo 2 The Funds' investment adviser has implemented a breakpoint schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher.
Wells Fargo 3 Includes expenses payable to affiliates of Wells Fargo & Company and may include expenses of any money market or other fund held by the Fund. Wells Fargo 4 Other expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The adviser has committed through April 30, 2009 to waive fees and/ or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.
Wells Fargo 5 Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

* Short cites are used in this chart. The "Investment Options" section uses complete Portfolio names.

** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

CHARGES EXPLAINED

         For Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply. Certain charges expressly permit you to designate the investment options from which the charge is to be deducted. If there are insufficient funds in such a designated investment option, and for all other charges deducted from total Policy value, charges are deducted pro-rata from your selected Subaccount and Fixed Account investment options.

         TRANSACTION FEES

o        Percent of Premium Charge
         We currently deduct a percentage of each Policy premium payment we receive as a percent of premium charge. This charge partially offsets premium taxes imposed by some States and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge.

o        Surrender Charge and Sales Load Charge
         The Policy has no surrender charge and no sales load charge.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we will deduct a partial withdrawal charge. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

o        Transfer Fee
         Currently, we do not impose a transfer fee. We may, however, charge a transfer fee for any transfer in excess of 15 transfers per Policy Year. This fee may be deducted from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

         PERIODIC CHARGES:  MONTHLY DEDUCTIONS FROM POLICY VALUE

         The following charges are deducted from Policy value on each Policy Month date.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of net amount at risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula below for cost of insurance.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy Month can vary from month to month. The cost of insurance rate for the initial specified amount of insurance coverage varies by the insured's sex, issue age, risk class and the length of time the Policy has been in force. The cost of insurance rate for an increase in specified amount varies by the insured's sex, age and risk class at the time of the increase, and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the rates shown in the Policy. Changes will equally apply to similarly situated Policy owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The Cost of Insurance each month equals:
-    The "Net Amount at Risk" for the month;
     multiplied by
-    The cost of insurance rate per $1,000 of net amount at risk; divided by
-    $1,000.

The Net Amount at Risk in any month equals:
- The death benefit on the Policy Month date, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
- The Policy value on the Policy Month date after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

o        Administrative Charge
         The administrative charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge.

o        Cost of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features. Optional features may not be available in all states.

         PERIODIC CHARGES: DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The risk charge is for the mortality risks we assume - that insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

INVESTMENT OPTIONS

         The Policy allows you to choose from a wide array of investment options
- each chosen for its potential to meet specific investment objectives.

     You may allocate all or a part of your premiums among the Ameritas Life Insurance Corp. Separate Account LLVL (the "Separate Account") variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus.

The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The SEC does not supervise the management or the investment practices or policies of the Separate Account or us. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment option's underlying portfolios. We do not make any representations about their future performance.

        You bear the risk that the variable investment options you select may fail to meet their objectives, that they could decrease in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investmentoption, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus. The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. The portfolios are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks such as those related to mixed and shared funding for portfolios that are also offered through variable life insurance policies and qualified pension and retirement plans. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

------------------------------------------------------------------------------------------------------------------
                        FUND NAME                                            INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                             Portfolio Type / Summary of Investment Strategy
------------------------------------------------------------------------------------------------------------------
               AIM Variable Insurance Funds                              Invesco Aim Advisors, Inc.
------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund, Series I -               Capital growth.
------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund, Series I -               Capital growth.
------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I -             Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund, Series I -                          Capital growth.
------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund, Series I -                       Capital growth.
------------------------------------------------------------------------------------------------------------------
   - Subadvisers: AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco
   Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.),
   Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited;
   Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management
   Deutschland, GmbH; and Invesco Australia Limited
------------------------------------------------------------------------------------------------------------------
               American Century Investments                American Century Global Investment Management, Inc.(1)
                                                              American Century Investment Management, Inc.(2)
------------------------------------------------------------------------------------------------------------------
American Century VP International Fund, Class I (1)        Capital growth.
------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I (2)        Long-term capital growth; income is secondary.
------------------------------------------------------------------------------------------------------------------
              Calvert Variable Series, Inc.*                       Calvert Asset Management Company, Inc.
------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies Portfolio - Thornburg Investment  Long-term capital appreciation; current income is
Management, Inc                                            secondary
------------------------------------------------------------------------------------------------------------------
Ameritas Income & Growth Portfolio - Fred Alger            Income; capital appreciation is secondary.
Management, Inc. (Fred Alger)
------------------------------------------------------------------------------------------------------------------
Social Balanced Portfolio - Equity Portion: New Amsterdam  Income and capital growth.
Partners LLC (New Amsterdam) and SSgA Funds Management,
Inc; Fixed Income Portion: No Subadvisor
------------------------------------------------------------------------------------------------------------------
Social International Equity Portfolio - Acadian Asset      Growth.
Management, Inc.
------------------------------------------------------------------------------------------------------------------
                DWS Investments VIT Funds                       Deutsche Investment Management Americas Inc.
------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP Portfolio, Class A                 Index:  Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------
                  DWS Variable Series I                         Deutsche Investment Management Americas Inc.
------------------------------------------------------------------------------------------------------------------
DWS Health Care VIP Portfolio, Class A                     Long-term capital growth.
------------------------------------------------------------------------------------------------------------------
                  DWS Variable Series II                        Deutsche Investment Management Americas Inc.
------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A      Long-term capital growth.
------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                 Long-term capital growth.
------------------------------------------------------------------------------------------------------------------

                                      -10-


------------------------------------------------------------------------------------------------------------------
          Fidelity(R) Variable Insurance Products                    Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class     Long-term growth.
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Service Class           Long-term growth.
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class          Long-term growth.
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Strategic Income Portfolio, Initial Class  Income.
------------------------------------------------------------------------------------------------------------------
   Franklin Templeton Variable Insurance Products Trust              Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund, Class 2           Current income, consistent with preservation of
                                                           capital, with capital appreciation as secondary.
------------------------------------------------------------------------------------------------------------------
             MFS(R) Variable Insurance TrustSM                      Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class    Capital appreciation.
------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                 Total return.
------------------------------------------------------------------------------------------------------------------
        Neuberger Berman Advisers Management Trust                    Neuberger Berman Management Inc.
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Balanced Portfolio, Class I           Balanced: capital growth and reasonable income.
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio, Class I             Growth.
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Lehman Brothers Short Duration Bond   Bond: income; total return is secondary.
Portfolio, Class I
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio, Class I           Capital growth.
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I            Capital growth.
------------------------------------------------------------------------------------------------------------------
                   Rydex Variable Trust                                      Rydex Investments
------------------------------------------------------------------------------------------------------------------
Rydex Government Long Bond 1.2x Strategy Fund              120% of daily movement of Long Treasury Bond.
------------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P 500 Strategy Fund                        Inverse of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------
Rydex NASDAQ-100(R) Fund                                   Match performance of the NASDAQ 100 Index.
------------------------------------------------------------------------------------------------------------------
Rydex Nova Fund                                            150% of daily performance of S&P 500 Index.
------------------------------------------------------------------------------------------------------------------
Rydex Precious Metals Fund                                 Sector:  Capital appreciation.
------------------------------------------------------------------------------------------------------------------
    Summit Mutual Funds, Inc., Summit Pinnacle Series*                Summit Investment Partners, Inc.
------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio                         Specialty.
------------------------------------------------------------------------------------------------------------------
            T. Rowe Price Equity Series, Inc.                           T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio                   Growth.
------------------------------------------------------------------------------------------------------------------
            Third Avenue Variable Series Trust                          Third Avenue Management LLC
------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                               Long-term capital growth.
------------------------------------------------------------------------------------------------------------------
         The Universal Institutional Funds, Inc.                 Morgan Stanley Investment Management Inc.,
                                                                               dba Van Kampen
------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I             Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------
            Vanguard(R) Variable Insurance Fund                           The Vanguard Group. Inc. (1)
                                                                   Wellington Management Company, LLP (2)
                                                               Barrow, Hanley, Mewhinney & Strauss, Inc. (3)
                                                                         AllianceBernstein L.P. (4)
                                                                    William Blair & Company, L.L.C. (5)
                                                           Schroder Investment Management North America, Inc. (6)
                                                                     Baillie Gifford Overseas Ltd. (7)
                                                                  Granahan Investment Management, Inc. (8)
                                                                 Grantham, Mayo, Van Otterloo & Co. LLC (9)
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Balanced Portfolio (2)                         Growth and Income.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Diversified Value Portfolio (3)                Growth and Income.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Equity Income Portfolio (1,2)                  Growth and income.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Equity Index Portfolio (1)                     Index - Growth and income.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Growth Portfolio (4,5)                         Growth.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) High Yield Bond Portfolio (2)                  Income.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) International Portfolio (6,7)                  Growth.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Mid-Cap Index Portfolio (1)                    Index - Growth and income.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Money Market Portfolio (1)                     Money Market.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) REIT Index Portfolio (1)                       Income and Growth.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Small Company Growth Portfolio (8,9)           Growth.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Total Bond Market Index Portfolio (1)          Index - Bonds.
------------------------------------------------------------------------------------------------------------------
Vanguard(R) Total Stock Market Index Portfolio (1)         Index:  Dow Jones Wilshire 5000 Index.
------------------------------------------------------------------------------------------------------------------
      Wells Fargo Advantage FundsSM - Variable Trust                 Wells Fargo Funds Management, LLC
------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery FundSM                  Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity FundSM                Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------

* These funds and their investment advisers are part of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas. Also, Ameritas Investment Corp., a majority owned subsidiary of Ameritas, is the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the liminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Vanguard VIF Money Market Subaccount. If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

Voting Rights
         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.5% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other policy owners, annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund advisor may establish their own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

         Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the initial transfer during that year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Vanguard VIF Money Market Subaccount.
          o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We, and most of our portfolio managers, consider market timing strategies, programmed transfers, or transfers that are large in relation to the total assets of an investment option's underlying portfolio as disruptive. For those fund managers who deem such activities disruptive, we may react by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction. Certain fund managers, such as Rydex, may permit short-term trading within their portfolios and will have disclosed this practice in their prospectuses.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges assessed by such third parties for their service are separate from and in addition to charges paid under the Policy.

         DISRUPTIVE TRADING PRACTICES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

         Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager's restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolio's prospectus.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy owner, or
          o    reject the transfer or exchange instructions of individual Policy owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy owner.

         We will notify affected Policy owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep or asset allocation program are not subject to these rules. See the sections of the Prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Vanguard Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.
         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Transfers can only occur monthly.
          o The minimum transfer amount out of the Vanguard Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Vanguard Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging program is elected.

o        Earnings Sweep
         The Earnings Sweep program allows you to rebalance your Policy value by automatically allocating earnings from your Subaccounts among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your Earnings Sweep quarterly, semi-annually or annually.

         MODEL ASSET ALLOCATION PROGRAM

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Asset Allocator Questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by Written Notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be reallocated automatically pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
          o If you are currently participating in a Model Asset Allocation asset allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.
          o AIC is compensated by us as principal underwriter for the Policies. We and AIC may receive fees for administrative services from portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy (these portfolios may or may not be included in the models). We believe any potential risk of a conflict of interest in these arrangements may be reduced by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

         There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the Model Asset Allocation program at any time.

OTHER IMPORTANT POLICY INFORMATION

         POLICY APPLICATION AND ISSUANCE

         The insured must not be older than age 80 on the insured's birthday nearest to the Policy Date. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial premium requirements must be met (see below).
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we consider relevant).
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least 25% of the total first year guaranteed monthly deductions including charges for riders, and any substandard risk adjustments for the specified amount of insurance coverage you apply for.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the net amount of insurance coverage at risk, it is subject to evidence of the insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
          o    Additional premiums are applied pursuant to your current
               allocation instructions, unless you give us different
               instructions by Written Notice or authorized telephone transaction when you make the payment.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Crediting and Allocating Premium
         Once your application is in good order, we will credit initial net premium to the Policy on the date the Policy is issued. All premiums are allocated to the Vanguard VIF Money Market Subaccount until 13 days after the date the Policy is issued to accommodate state "Right to Examine" rights under the Policy. Then, we allocate your Policy value to the investment options according to your allocation instructions. However, where allowed, if you have allocated 100% to the Fixed Account, the initial net premium is allocated to the Fixed Account. In this instance, no further allocation will occur. If a Policy is not issued, we will return your premium.

         Until your Policy is issued, premium payments received by us are held in our general account and are credited with interest at a rate we determine.

         POLICY VALUE

         On your Policy's date of issue, Policy value equals your initial net premium (premium less the percent of premium charge) less the Policy's first monthly deductions. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and the Loan Account, minus any monthly deduction due and not paid.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the daily mortality and expense risk charge; and this result divided by
          (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any net premiums credited to the Fixed Account since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts to the Fixed Account since the end of the previous Policy Month; plus
          (d) any transfers from the Loan Account to the Fixed Account since the end of the previous Policy Month, minus
          (e) any transfers from the Fixed Account to the Loan Account since the end of the previous Policy Month; minus
          (f) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (g) any partial withdrawal and partial withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
          (h) the Fixed Account's share of any monthly deductions from Policy value; minus
          (i)  the Fixed Account's share of charges for any optional features;
               plus
          (j) interest credited on the Fixed Account balance since the end of the previous Policy Month.

         MISSTATEMENT OF AGE OR SEX

         If the age or sex of the insured or any person insured by a Policy or rider has been misstated on the application, the Policy death benefit and any additional benefits provided will be those which would be purchased by the most recent cost of insurance charge and the cost of such additional benefits at the insured person's correct age or sex.

         SUICIDE

         We will pay the greater of the premiums received or Policy value, less any partial withdrawals and indebtedness, if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the insured intended suicide at the time coverage was applied for). We will pay the greater of the monthly deductions for an increase in specified amount of insurance coverage or Policy value attributable to such an increase if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

         INCONTESTABILITY

         We will not contest the validity of the Policy after it has been in force during the insured's lifetime for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the specified amount of insurance coverage after the Policy has been in force during the insured's lifetime for two years from the effective date of any increase. Any contest of an increase in the specified amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open. Rydex Subaccount transactions must be received by 2:30 p.m. Central Time for same day processing.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

LAPSE AND GRACE PERIOD

o        Lapse

         Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

         This Policy will lapse with no value when Policy's Cash Surrender Value is not enough to cover any due but unpaid charges. However, this Policy will not terminate during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.

           Lapse of the Policy may result in adverse tax consequences.

o        Guaranteed Death Benefit

         We guarantee the Policy will not lapse during its first three Policy Years so long as the Guaranteed Death Benefit Premium, adjusted for partial withdrawals and outstanding loan and loan interest, is paid, even if the Cash Surrender Value is not enough to pay Policy charges due. This feature may be modified or not available in all states.
          o If the Policy does lapse, the Guaranteed Death Benefit ends and is not reinstated even if the underlying Policy is reinstated after a grace period;
          o Increases in specified amount of insurance will be reflected in the Guaranteed Death Benefit Premium requirement from the effective date of the change; and
          o Policy premiums paid to date, minus partial withdrawals since the Policy Date, and minus outstanding Policy loans and loan interest charged, must meet or exceed the cumulative Guaranteed Death Benefit Premium required to date.

o        Grace Period

         If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans, surrenders or transfers. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the insured dies during the grace period, we will deduct outstanding Policy debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:

          o    Written application signed by you and the insured;
          o Evidence of the insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
          o    Premium at least equal to the greater of:
               (1) An amount sufficient to bring the Cash Surrender Value after the first monthly deduction to an amount greater than zero; or
               (2)  Three times the current Policy Month's monthly deduction.

         If any outstanding Policy loan is reinstated, that debt will be held in our Fixed Account.

         The effective date of reinstatement will be the Policy Month date on or next following the date the reinstatement is approved.

         The specified amount of the reinstated Policy may not exceed the specified amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the date of lapse. The surrender charge at reinstatement, if any, will be based on the current Policy Year as if the Policy had never terminated. Any Guaranteed Death Benefit cannot be reinstated.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         The interest of any beneficiary is subject to that of any assignee.

         MINOR OWNER OR BENEFICIARY

         Generally (and except as provided for in some states) a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first and last pages.

         "FREE LOOK" RIGHTS

         Most states give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the state whose law governs your Policy. The specific terms of your state's "free look" requirements are on the front page of your Policy.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A - OPTIONAL FEATURES may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value as stated in this prospectus' CHARGES section.

POLICY DISTRIBUTIONS

         The principle purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and surrender charges may apply to amounts taken out of your Policy.

         DEATH BENEFIT

         Upon the insured's death, we will pay to the Policy beneficiary:
          (a) the death benefit on the insured's life, determined as described below; plus
          (b) any additional life insurance proceeds provided by any optional benefit or rider; minus
          (c)  any outstanding Policy debt; minus
          (d) any due and unpaid Policy charges, including deductions for the month of death.


         We will pay the death benefit after we receive Due Proof of Death of the insured's death and as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. If neither you nor the beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
      -  Your Policy being in force;
      -  Our receipt of Due Proof of Death of the Insured;
      -  Our receipt of sufficient beneficiary information to make the payment;
         and
      -  Your election of a payment option.
"Due Proof of Death" is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

o        Death Benefit Options
         You may choose one of two death benefit options. Option A is in effect unless you elect Option B.

Death Benefit Option A
     If you prefer to have favorable investment performance, if any, reflected in higher Policy value rather than increased insurance coverage, you should generally select Option A.

Under Option A, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the insured's date of death; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

Death Benefit Option B

If you prefer to have favorable investment performance, if any, reflected in increased insurance coverage rather than higher Policy value, you should generally select Option B.

Under Option B, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the date of death plus the Policy value; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
            Attained      Corridor    Attained    Corridor   Attained     Corridor    Attained    Corridor
              Age            %           Age         %          Age          %           Age          %
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
             0-40         250%
              41          243%          51         178%         61         128%         71         113%
              42          236%          52         171%         62         126%         72         111%
              43          229%          53         164%         63         124%         73         109%
              44          222%          54         157%         64         122%         74         107%
              45          215%          55         150%         65         120%       75-90        105%
              46          209%          56         146%         66         119%         91         104%
              47          203%          57         142%         67         118%         92         103%
              48          197%          58         138%         68         117%         93         102%
              49          191%          59         134%         69         116%        94+         101%
              50          185%          60         130%         70         115%
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------

o        Changes in Death Benefit Option
         After the first Policy Year, you may change your Policy's death benefit option.

Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy Year. The change will be effective on the Policy Month date after we receive (or, if evidence of insurability is necessary, after we approve) your request.
o    There is no fee to change your Policy death benefit option.
o Changing from Option A to Option B: A change from Option A to Option B will require satisfactory evidence of insurability. The death benefit after the change will equal the specified amount prior to the change plus the accumulation value as of the date of the change.
o Changing from Option B to Option A: The specified amount of insurance will equal the death benefit on the date of the change.

         The change is allowed only if the new specified amount of insurance meets the requirements set forth in the Change in Specified Amount of Insurance Coverage section, below.

o        Change in Specified Amount of Insurance Coverage

         You may change the current specified amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could have federal tax consequences (see this prospectus' TAX MATTERS section). Any change will take effect on the Policy Month date on or after the date we receive your Written Notice.

INCREASE () in Coverage Rules
o    No increase is allowed in the first Policy Year.
o    The insured's age nearest birthday must be 80 or younger.
o A new application, evidence of insurability, and additional premium for the amount of the increase may be required.
o Minimum amount of an increase in specified amount of insurance coverage is $25,000.
o Cost of insurance charges for the increase will be based upon the insured's attained age and underwriting class at the time of the increase.
o The administrative charge will increase to $9 per month for the 12 months following the increase. See this Prospectus' CHARGES section.
o Ongoing additional premium may be required to maintain your Policy's Guaranteed Death Benefit Premium requirements. (See this prospectus' OTHER IMPORTANT POLICY INFORMATION: Lapse and Grace Period provision.)
o Additional premium may be required if Policy value at the time of the increase, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in specified amount of insurance coverage.

DECREASE () in Coverage Rules
o No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in specified amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
o    The specified amount of coverage after the decrease must be at least:
     -    $100,000 in the first three Policy Years, and
     -    $75,000 in the 4th and subsequent Policy Years.
o We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o A decrease will not lower the Guaranteed Death Benefit Premium in effect at the time of the decrease.

         MATURITY DATE

         The Policy's normal maturity date is the Policy anniversary nearest the insured's 100th birthday. On the maturity date, we will pay you the Policy value, less any loan and unpaid loan interest, if the insured is then living, if this Policy is in force, and you have not elected to extend the Policy's maturity date. The Policy may terminate prior to the maturity date as described under the Lapse and Grace Period provision. If the Policy does continue in force to the maturity date, it is possible there will be little or no Policy value at that time.

o        Coverage Beyond Maturity

         At least 90 days before the Policy's normal maturity date, you may elect to continue the Policy in force beyond the normal maturity date for as long as the Policy value is greater than zero. The election must be made by Written Notice, upon which we will issue you, at no additional cost, an Extended Maturity Rider; this rider is not available in all states. The following will apply:
     o    The death benefit will be the Policy value.
     o    You cannot pay any more premiums.
     o The insured's date of death will be considered the Policy's maturity date, except that this rider does not extend the maturity date for purposes of determining benefits under any other riders.
     o We will maintain your allocation of Policy value to the Subaccounts and the Fixed Account according to your instructions.
     o    No monthly charges will be made for cost of insurance or riders.

The tax consequences of extending the maturity date are unclear. Please consult a tax adviser.

         Some States may require that your Policy mature as of a certain date (usually the Policy Anniversary nearest your 100th birthday), or limit your benefits and the charges we may collect for your coverage after such date. See your Policy language for detailed information about benefits at age 100 and beyond.

         POLICY LOANS

         If you ask, your sales representative or we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. Any loan transaction will permanently affect Policy values. Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences.

                   Amount You Can Borrow                                      Loan Interest Rate
-------------------------------------------------------------- -----------------------------------------------------
Standard  Policy Loan.  After the first Policy Year, you may   Standard  Policy  Loan.  Current  net  annual  loan
borrow  not less than  $200 and up to an amount  equal to the  interest  rate of 2%. We  charge a current  interest
Cash Surrender  Value,  minus guaranteed  monthly  deductions  rate with a 5.5% effective annual yield  (guaranteed from  Policy  value for the rest of the  Policy  Year,  minus  to not exceed  6%),  but we also  credit an interest interest on Policy debt  including the requested  loan to the  rate with an  effective  annual yield of 3.5% to any
next Policy Anniversary.                                       amounts in the Loan Account.
-------------------------------------------------------------- -----------------------------------------------------
Reduced  Rate Policy Loan.  Available  after the 10th Policy   Reduced Rate Policy  Loan.  Current net annual loan
Year.  Amount  eligible is 10% of Policy value as of the 10th  interest  rate of 0%: we  charge a current  interest
Policy  Anniversary  times the number of years since the 10th  rate with a 3.5% effective annual yield  (guaranteed anniversary,  increased  by the accrued  interest  charges on  to not exceed  4%),  but we also  credit an interest
the  reduced   loan   amount.   Any   Standard   Policy  Loan  rate with an  effective  annual yield of 3.5% to any outstanding  at the end of the 10th Policy Year and each year  amounts in the Loan Account.
thereafter  will become a Reduced  Rate Policy Loan up to the eligible  amount  from  that  point  forward.  Once a loan is categorized  as a Reduced Rate Policy Loan,  it will continue to be charged the reduced loan rate.

Loan Rules
     o    The Policy must be assigned to us as sole security for the loan.
     o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile.
     o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.
     o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct loan interest on a pro-rata basis from balances in all Subaccounts and the Fixed Account.
     o If Policy debt exceeds Policy value minus the surrender charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
     o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as net premium is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
     o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
     o We may defer making a loan for up to six months unless the loan is to pay premiums to us.

         FULL SURRENDER

         While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

         Full Surrender Rules
          o We will accept a full surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o Surrenders may be taxable, and a 10% federal tax penalty on gains may apply prior to age 59 1/2. See the TAX MATTERS section of this prospectus for more information.
          o We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time. The Policy value will be reduced by the amount of the partial withdrawal, but the specified amount of insurance coverage will not change.

         If Death Benefit Option A (described above) is in effect, then the current specified amount of insurance coverage as well as Policy value will be reduced by the amount of any partial withdrawal.

         If Death Benefit Option B (described above) is in effect, the Policy value will be reduced by the amount of the partial surrender, but the specified amount of insurance coverage will not change.

Partial Withdrawal Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
o The applicable Partial Withdrawal Charge is described in your Policy and the CHARGES section of this prospectus.
o The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least $1,000 or an amount sufficient to maintain the Policy in force for the next 12 months, and the specified amount of insurance coverage after the withdrawal must be at least:
     -    $100,000 in the first three Policy Years, and
     -    $75,000 in the 4th and subsequent Policy Years.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your Policy investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a pro rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Partial withdrawals may change the Guaranteed Death Benefit Premium requirements. You may request a new illustration of policy values from us to demonstrate these changes.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment options for payment of Policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the insured's death, we will make payment in a lump sum to the beneficiary.

         Rules for Payment of Policy Proceeds
          o You, or your beneficiary after your death if you are the insured, may elect a payment option by completing an election form that can be requested from us at any time.
          o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
          o An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (Death Benefit Option C).
          o Any payment option chosen will be effective when we acknowledge it.
          o We may require proof of your age or survival or the age or survival of the payee.
          o We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
          o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
          o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

         Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. Proceeds to fund payments are transferred to our general account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

o        Selecting a Payment Option

         Once fixed payments under a payment option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

The longer the guaranteed or projected payment option period, the lower the amount of each payment.

         Note: If you elect payment options D or E and select a non-guaranteed period, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

         The payment options for receiving Policy proceeds are:

A. Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.

B. Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C. Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the specified period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

D. Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E. Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.

F.   Lump Sum. Proceeds are paid in one sum.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

TAX MATTERS

         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

         LIFE INSURANCE QUALIFICATION; TAX TREATMENT OF DEATH BENEFIT

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

          o The death benefit should be fully excludable from the beneficiary's gross income; and
          o You should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy. However, Congress has recently enacted new statutory provisions relating to employer owned life insurance. The death benefit of life insurance owned by an employer is taxable unless the insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income. Any employer contemplating the purchase of a life insurance contract should consult a tax advisor.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

         A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

         SPECIAL CONSIDERATIONS FOR CORPORATIONS AND EMPLOYERS

         Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's cash surrender value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

         In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser regarding the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits.

         TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS

         Upon a surrender or lapse of the Policy, if the amount received plus any outstanding Policy debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
       - the total of any premium payments or other consideration paid for the Policy, minus
       -  any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.
2) Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy which is not now but later becomes a modified endowment contract because of a reduction in benefits, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

OTHER POLICY OWNER TAX MATTERS

         Depending on the circumstances, the exchange of a Policy, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

LEGAL PROCEEDINGS
         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

HOW TO GET FINANCIAL STATEMENTS
         Our company and separate account financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

APPENDIX A: Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all states. The cost for each rider, if any, is explained in the CHARGES section.

o    Cost Recovery Rider
          This rider allows a one time special partial withdrawal without reducing the specified amount of coverage. Cost: None.

o    Reduced Loan Interest Rate Rider
          This rider allows reduced interest rate Policy loans after the 10th Policy anniversary. Cost: None.

o    Extended Maturity Rider
          If elected, as long as the Policy Cash Surrender Value is greater than zero, the Policy will remain in force to provide a death benefit. Once maturity is extended under this rider, the death benefit is the Policy value and Death Benefit Option A is in effect; there is no ability to select Death Benefit Option B. For more information about this rider, see this prospectus' POLICY DISTRIBUTIONS section Maturity Date provision. Cost: None.

o    Waiver of Monthly Deductions on Disability Rider
         This rider provides that during periods of the insured's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

o    Payor Waiver of Monthly Deductions on Disability Rider
         This rider provides that during periods of the premium payor's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.

o    Children's Protection Rider
         This rider provides term life insurance protection, as defined in the rider, for the insured's children.

o    Guaranteed Insurability Rider
         This rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the insured is disabled.

o    Terminal Illness Rider
         This rider provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of a terminal illness.
         Cost: No extra cost. The total value available as a benefit is an amount less than the total death benefit payable under the Policy. See the Policy and Rider language for details.

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, and less any due but unpaid Policy charges.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable investment options of the Separate Account. The Fixed Account is part of our general account.

Guaranteed Death Benefit is the initial specified amount of insurance guaranteed for the first three Policy Years so long as minimum premium is paid, and any other longer period provided by an optional guaranteed death benefit rider.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our general account.

Owner, You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the effective date for Policy coverage. It is usually, but need not be, the same as the date the Policy is issued.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of your Policy.

Premium
   Guaranteed Death Benefit Premium is the amount of premium which, if paid in advance, will keep your Policy in force during any guaranteed death benefit period so long as other Policy provisions are met, even if the Cash Surrender Value is zero or less.
   Minimum Initial Premium is equal to 25% of the first year monthly deductions including charges for riders, and any substandard risk adjustments for the level of initial specified amount of life insurance coverage you select.
   Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force unless the payments meet the requirements of the minimum premium or Guaranteed Death Benefit Premium.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of your genuine original signature.

         IMSA

        We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.


                                    THANK YOU
            for reviewing this prospectus. You should also review the
             series fund prospectuses for those Subaccount variable
          investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
    for marketing assistance or other product questions prior to issue (without charge), call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678
                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                           Interfund Transfer Request
                              Fax: 1-402-467-7923
                               direct@ameritas.com


                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web site. Or, call us at our toll-free number and we will send you the form you need.

       ILLUSTRATIONS

       Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

       STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

       A Statement of Additional Information ("SAI") and other information about us and the Policy with the same date as this prospectus is on file with the SEC and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site, (www.sec.gov, select "Search for Company Filings," then "Companies," then type in file number 33-86500), or write or call us. This information can also be reviewed and copies made at or ordered (for a fee) from the SEC at, 100 F Street, NE, Washington, D.C. 20549-0102. Direct questions to the SEC at 202-551-8090.

       REPORTS TO YOU

       We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

(C) Ameritas Life Insurance Corp.


LLVL              Last Page             SEC Registration #: 811-08868, 33-86500

Statement of Additional Information:  May 1, 2008
to accompany Policy Prospectuses dated:  May 1, 2008

                                              Ameritas Life Insurance Corp. Logo
                                                                 A UNIFI Company
LOW-LOAD VARIABLE LIFE
INSURANCE POLICIES offered through
AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL



TABLE OF CONTENTS                       Page

About Our Company                         1

Underwriter                               2
Distribution of the Policy
More Information on Charges
         Waiver of Certain Charges
         Underwriting Procedure

Distribution of Materials                 3
Advertising
Performance Data

Morningstar Asset Allocator Program       4

Financial Statements                      5

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                             www.ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

         This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our Web site at www.ameritasdirect.com, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policy are incorporated in this Statement.

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. Separate Account LLVL was established as a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas") on August 24, 1994. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We issue the Policy described in the prospectus and are responsible for providing each Policy's insurance benefits. We are a stock life insurance company - Nebraska's first life insurance company - organized under the laws of the State of Nebraska in 1887. We are an indirect wholly-owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"), which is also the ultimate parent company of Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869, and The Union Central Life Insurance Company, an Ohio stock life insurance company organized under the laws of the State of Ohio in 1867.

         We are engaged in the business of issuing life and health insurance and annuities throughout the United States (except New York). Through our Ameritas Advisor Services division, we specialize in low-load life insurance and no-load annuity products, offered directly to investors and through fee-based professionals. The UNIFI companies are a diversified family of financial services businesses offering the above listed products and services as well as mutual funds and other investments, financial planning, retirement plans and 401(k) plans, group dental and vision insurance, banking and public financing.

ALIC Separate Account LLVL        SAI: 1     Statement of Additional Information

UNDERWRITER

         The Policies are offered continuously and are distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. We are the majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                                       -------------- --------------- ---------------
                                                                YEAR:      2005            2006            2007
---------------------------------------------------------------------- -------------- --------------- ---------------
Variable life insurance compensation we paid to AIC that was paid to
other broker-dealers and representatives (not kept by AIC).                $68,474         $33,187         $31,501
---------------------------------------------------------------------- -------------- --------------- ---------------
Variable life insurance compensation earned and kept by AIC.                     0               0             $72
---------------------------------------------------------------------- -------------- --------------- ---------------
Fees we paid to AIC for variable life insurance Principal
Underwriter services.                                                       $1,807            $991              $0
---------------------------------------------------------------------- -------------- --------------- ---------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the Financial Industry Regulatory Authority. All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

     o Low-Load Survivorship Variable Universal Life: During the first Policy Year, compensation may equal an amount up to 15% of first year target premium paid plus the first year cost of any riders and 2% of excess first year premium.

     o Low-Load Variable Life: During the first Policy Year, compensation may equal an amount up to 9% of first year target premium paid plus the first year cost of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

         Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in the prospectus' CHARGES section.

         MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges
         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

ALIC Separate Account LLVL        SAI: 2     Statement of Additional Information

o        Underwriting Procedure
         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

         The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

         If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

         The actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

         PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.


ALIC Separate Account LLVL        SAI: 3     Statement of Additional Information

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

                         MORNINGSTAR(R) ASSET ALLOCATOR
                         MODEL ASSET ALLOCATION PROGRAM
                offered through AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

ALIC Separate Account LLVL        SAI: 4     Statement of Additional Information

When AIC update the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. In addition, AIC receives fees as distributor for the Summit Mutual Funds, Inc., Summit Pinnacle Series. We and AIC may receive revenue sharing from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or distribution fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

          FINANCIAL STATEMENTS

The statutory statements of admitted assets, liabilities and surplus of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2007 and 2006, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the restatement discussed in Note 20) and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2007, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508.

         Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI:5

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL

                  FINANCIAL STATEMENTS AS OF DECEMBER 31, 2007
             AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2007 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2007, and the results of their operations for the period then ended and changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 6, 2008

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

ASSETS
INVESTMENTS AT FAIR VALUE:

     Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
        CVS Social Balanced Portfolio (Balanced) -
            70,470.055 shares at $1.918 per share (cost $143,025)                                $         135,162
        CVS Social International Equity Portfolio (International Equity) -
            12,528.466 shares at $18.88 per share (cost $267,766)                                          236,537
        CVS Social Mid Cap Growth Portfolio (Mid Cap) -
            18,388.239 shares at $30.54 per share (cost $501,531)                                          561,577
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
        Ameritas Income & Growth Portfolio (Income and Growth) -
            42,347.947 shares at $13.80 per share (cost $577,059)                                          584,402
        Ameritas MidCap Growth Portfolio (MidCap) -
            17,843.557 shares at $38.97 per share (cost $701,952)                                          695,363
        Ameritas Small Capitalization Portfolio (Small Cap) -
            1,054.108 shares at $37.43 per share (cost $30,571)                                             39,455
     DWS Investments VIT Funds (Scudder):
        DWS Equity 500 Index VIP Portfolio - Class A (Equity 500) -
            148,157.674 shares at $15.53 per share (cost $1,946,388)                                     2,300,889
        DWS Small Cap Index VIP Portfolio - Class A (Small Cap) -
            112,752.702 shares at $14.71 per share (cost $1,451,869)                                     1,658,592
     Fidelity Variable Insurance Products (Fidelity):
        VIP Contrafund Portfolio: Initial Class (Contrafund IC) -
            100,432.388 shares at $27.90 per share (cost $3,162,054)                                     2,802,064
        VIP Contrafund Portfolio: Service Class (Contrafund SC) -
            22,287.206 shares at $27.80 per share (cost $671,477)                                          619,584
        VIP High Income Portfolio: Service Class (High Income SC) -
            6,539.013 shares at $5.95 per share (cost $41,759)                                              38,907
        VIP Investment Grade Bond Portfolio: Initial Class (Inv. Grade Bond IC) -
            40,033.614 shares at $12.76 per share (cost $516,881)                                          510,829
        VIP Mid Cap Portfolio: Service Class (Mid Cap SC) -
            102,324.229 shares at $35.98 per share (cost $3,102,677)                                     3,681,626
        VIP Overseas Portfolio: Initial Class (Overseas IC) -
            137,447.239 shares at $25.32 per share (cost $3,092,546)                                     3,480,164
     AIM Variable Insurance Funds (AIM):
        AIM V.I. Financial Services Portfolio - Series I (Financial) -
            9,105.661 shares at $12.26 per share (cost $140,767)                                           111,635
        AIM V.I. Global Health Care Portfolio - Series I (Health) -
            14,687.434 shares at $24.06 per share (cost $300,668)                                          353,380

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     AIM Variable Insurance Funds (AIM), continued:
        AIM V.I. Technology Portfolio - Series I (Technology) -
            35,783.350 shares at $15.10 per share (cost $503,819)                                $         540,329
     Janus Aspen Series - Institutional Shares (Janus):
        Growth Portfolio (Growth) -
            8,569.130 shares at $26.42 per share (cost $147,371)                                           226,396
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
        AMT Balanced Portfolio - Class I (Balanced) -
            81,880.335 shares at $13.08 per share (cost $858,333)                                        1,070,995
        AMT Growth Portfolio - Class I (Growth) -
            120,521.514 shares at $19.30 per share (cost $1,954,090)                                     2,326,065
        AMT Guardian Portfolio - Class I (Guardian) -
            4,785.304 shares at $21.11 per share (cost $75,745)                                            101,018
        AMT Lehman Brothers Short Duration  Bond Portfolio - Class I
            (Limited Maturity Bond) -
            36,525.566 shares at $13.00 per share (cost $477,416)                                          474,832
        AMT Mid-Cap Growth Portfolio - Class I (Mid-Cap) -
            7,116.591 shares at $28.50 per share (cost $193,721)                                           202,823
        AMT Partners Portfolio - Class I (Partners) -
            188,724.296 shares at $20.77 per share (cost $3,549,064)                                     3,919,804
     Rydex Variable Trust (Rydex):
        Nova Portfolio (Nova) -
            91,644.454 shares at $10.06 per share (cost $948,557)                                          921,943
        OTC Portfolio (OTC) -
            77,140.688 shares at $18.12 per share (cost $1,294,168)                                      1,397,789
        Precious Metals Portfolio (Precious Metals) -
            136,800.446 shares at $15.04 per share (cost $1,803,529)                                     2,057,479
        Inverse S&P 500 Strategy Portfolio (Inv. S&P 500) -
            5,421.739 shares at $42.21 per share (cost $197,444)                                           228,852
        Government Long Bond 1.2x Strategy (Gov. Long Bond) -
            33,810.445 shares at $12.24 per share (cost $403,472)                                          413,840
     Third Avenue Variable Series Trust (Third Avenue):
        Third Avenue Value Portfolio (Value) -
            241,300.080 shares at $25.92 per share (cost $6,183,921)                                     6,254,498
     Vanguard Variable Insurance Fund (Vanguard):
        VIF Money Market Portfolio (Money Market) -
            12,422,089.064 shares at $1.00 per share (cost $12,422,089)                                 12,422,089


The accompanying notes are an integral part of these financial statements.


                                      FS-3

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Vanguard Variable Insurance Fund (Vanguard), continued:
        VIF Equity Index Portfolio (Equity Index) -
            771,383.261 shares at $29.54 per share (cost $21,274,224)                            $      22,786,662
        VIF Total Bond Market Index Portfolio (Total Bond) -
            493,029.839 shares at $11.54 per share (cost $5,477,252)                                     5,689,564
        VIF REIT Index Portfolio (REIT Index) -
            165,096.207 shares at $18.92 per share (cost $3,308,790)                                     3,123,620
        VIF Mid-Cap Index Portfolio (Mid-Cap) -
            220,905.591 shares at $18.58 per share (cost $3,611,103)                                     4,104,426
        VIF Total Stock Market Index (Stock Market Index) -
            78,265.285 shares at $31.09 per share (cost $2,295,057)                                      2,433,268
        VIF Equity Income Portfolio (Equity Income) -
            306,645.686 shares at $19.79 per share (cost $5,734,873)                                     6,068,518
        VIF Growth Portfolio (Growth) -
            564,211.148 shares at $14.39 per share (cost $8,933,393)                                     8,118,998
        VIF Balanced Portfolio (Balanced) -
            284,281.688 shares at $20.76 per share (cost $5,004,093)                                     5,901,688
        VIF High Yield Bond Portfolio (High Yield Bond) -
            223,924.293 shares at $8.21 per share (cost $1,878,749)                                      1,838,418
        VIF International Portfolio (International) -
            830,071.989 shares at $23.84 per share (cost $13,143,900)                                   19,788,916
        VIF Diversified Value Portfolio (Diversified) -
            235,622.575 shares at $16.33 per share (cost $3,345,937)                                     3,847,717
        VIF Small Company Growth Portfolio (Small Company Growth) -
            400,697.076 shares at $18.15 per share (cost $6,815,380)                                     7,272,652
     Wells Fargo Variable Trust (Wells Fargo):
        Advantage VT Discovery Portfolio (Discovery)
            22,986.147 shares at $20.11 per share (cost $387,954)                                          462,251
        Advantage VT Opportunity Portfolio (Opportunity)
            20,752.554 shares at $22.03 per share (cost $429,032)                                          457,179

                                                                                                --------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                              $     142,262,795
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                  Balanced
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $          3,321
   Mortality and expense risk charge                                                       (770)
                                                                              ------------------
Net investment income(loss)                                                               2,551
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        7,599
   Net realized gain(loss) on sale of fund shares                                         4,249
                                                                              ------------------
Net realized gain(loss)                                                                  11,848
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (11,666)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $          2,733
                                                                              ==================


                                                                                            Balanced
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          2,551   $            962
   Net realized gain(loss)                                                               11,848              1,915
   Net change in unrealized appreciation/depreciation                                   (11,666)             1,407
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                        2,733              4,284
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   26,257              3,910
   Subaccounts transfers (including fixed account), net                                  51,097             13,503
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                       (3,062)            (1,602)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     74,292             15,811
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   77,025             20,095
Net assets at beginning of period                                                        58,137             38,042
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        135,162   $         58,137
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                        Calvert                                                Ameritas
----------------------------------------------------------------------------- --------------------------------------
  International                                                                   Income and
      Equity                                  Mid Cap                               Growth
-------------------                    -------------------                    ------------------

       2007                                    2007                                  2007
-------------------                    -------------------                    ------------------

 $          2,693                       $           ----                       $          9,432
           (2,021)                                (3,921)                                (4,558)
-------------------                    -------------------                    ------------------
              672                                 (3,921)                                 4,874
-------------------                    -------------------                    ------------------


           34,864                                 11,347                                 28,999
           19,620                                 11,539                                 20,079
-------------------                    -------------------                    ------------------
           54,484                                 22,886                                 49,078
-------------------                    -------------------                    ------------------

          (55,108)                                25,505                                (48,755)
-------------------                    -------------------                    ------------------


 $             48                       $         44,470                       $          5,197
===================                    ===================                    ==================

        International Equity                          Mid Cap                           Income and Growth
-------------------------------------- -------------------------------------- --------------------------------------
       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $            672    $            459   $         (3,921)  $         (3,734)   $          4,874   $          1,272
           54,484              34,273             22,886              4,903              49,078              8,077
          (55,108)              2,961             25,505             28,602             (48,755)            50,750
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

               48              37,693             44,470             29,771               5,197             60,099
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           42,149              26,296             37,518             33,570              56,900             95,808
         (179,790)            197,908             14,478              7,739             (37,489)           (98,789)
          (19,425)             (1,401)            (6,242)            (4,622)             (8,298)            (3,898)
           (9,147)             (7,552)           (30,611)           (27,518)            (24,015)           (17,740)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (166,213)            215,251             15,143              9,169             (12,902)           (24,619)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (166,165)            252,944             59,613             38,940              (7,705)            35,480
          402,702             149,758            501,964            463,024             592,107            556,627
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        236,537    $        402,702   $        561,577   $        501,964    $        584,402   $        592,107
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                   MidCap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (2,428)
                                                                              ------------------
Net investment income(loss)                                                              (2,428)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      136,920
   Net realized gain(loss) on sale of fund shares                                         3,247
                                                                              ------------------
Net realized gain(loss)                                                                 140,167
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (27,474)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        110,265
                                                                              ==================


                                                                                             MidCap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (2,428)  $         (1,465)
   Net realized gain(loss)                                                              140,167             32,048
   Net change in unrealized appreciation/depreciation                                   (27,474)           (12,624)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      110,265             17,959
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    3,880             21,777
   Subaccounts transfers (including fixed account), net                                 351,923            (25,600)
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                      (13,688)            (9,352)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    342,115            (13,175)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  452,380              4,784
Net assets at beginning of period                                                       242,983            238,199
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        695,363   $        242,983
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


              Ameritas                                                   Scudder
-------------------------------------- -----------------------------------------------------------------------------

    Small Cap                               Equity 500                             Small Cap
-------------------                    ------------------                     ------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $           ----                       $         35,841                       $         15,053
             (221)                               (14,165)                               (11,398)
-------------------                    -------------------                    ------------------
             (221)                                21,676                                  3,655
-------------------                    -------------------                    ------------------


             ----                                   ----                                110,314
              139                                 26,387                                 33,865
-------------------                    -------------------                    ------------------
              139                                 26,387                                144,179
-------------------                    -------------------                    ------------------

            3,799                                 61,744                               (189,760)
-------------------                    -------------------                    ------------------


 $          3,717                       $        109,807                       $        (41,926)
===================                    ===================                    ==================

              Small Cap                             Equity 500                              Small Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $           (221)   $           (144)  $         21,676   $         10,719    $          3,655   $           (500)
              139                  52             26,387             30,683             144,179            123,892
            3,799               4,139             61,744            273,435            (189,760)           125,821
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            3,717               4,047            109,807            314,837             (41,926)           249,213
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            3,880               5,287             15,093            121,160              91,843            137,835
             ----               6,325            (95,139)          (715,770)            (96,881)           (14,352)
             ----                ----             (7,618)              ----             (13,629)           (33,811)
             (400)               (338)           (49,564)           (43,997)            (48,491)           (42,331)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            3,480              11,274           (137,228)          (638,607)            (67,158)            47,341
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            7,197              15,321            (27,421)          (323,770)           (109,084)           296,554
           32,258              16,937          2,328,310          2,652,080           1,767,676          1,471,122
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $         39,455    $         32,258   $      2,300,889   $      2,328,310    $      1,658,592   $      1,767,676
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Contrafund IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         24,235
   Mortality and expense risk charge                                                    (16,100)
                                                                              ------------------
Net investment income(loss)                                                               8,135
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      643,459
   Net realized gain(loss) on sale of fund shares                                        19,988
                                                                              ------------------
Net realized gain(loss)                                                                 663,447
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (355,920)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        315,662
                                                                              ==================


                                                                                          Contrafund IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          8,135   $          7,903
   Net realized gain(loss)                                                              663,447            122,604
   Net change in unrealized appreciation/depreciation                                  (355,920)            (5,214)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      315,662            125,293
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  256,101             90,704
   Subaccounts transfers (including fixed account), net                                 785,175          1,140,491
   Transfers for policyowner benefits and terminations                                  (83,503)           (13,861)
   Policyowner maintenance charges                                                      (68,176)           (27,886)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    889,597          1,189,448
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,205,259          1,314,741
Net assets at beginning of period                                                     1,596,805            282,064
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,802,064   $      1,596,805
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                        Fidelity
--------------------------------------------------------------------------------------------------------------------
                                            High Income                           Inv. Grade
   Contrafund SC                                 SC                                 Bond IC
-------------------                    -------------------                    ------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    ------------------

 $          4,968                       $          3,220                       $         22,086
           (3,295)                                  (236)                                (3,131)
-------------------                    -------------------                    ------------------
            1,673                                  2,984                                 18,955
-------------------                    -------------------                    ------------------


          148,168                                   ----                                   ----
            5,374                                      4                                 (1,381)
-------------------                    -------------------                    ------------------
          153,542                                      4                                 (1,381)
-------------------                    -------------------                    ------------------

          (71,638)                                (2,198)                                 1,395
-------------------                    -------------------                    ------------------


 $         83,577                       $            790                       $         18,969
===================                    ===================                    ==================

            Contrafund SC                         High Income SC                       Inv. Grade Bond IC
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          1,673    $          2,096   $          2,984   $          2,648    $         18,955   $         17,608
          153,542              62,477                  4                 55              (1,381)              (296)
          (71,638)            (29,929)            (2,198)             1,084               1,395              2,341
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           83,577              34,644                790              3,787              18,969             19,653
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           47,468              65,493               ----                970                ----             63,357
           31,974              91,036               ----             (1,315)                312             (8,814)
             ----                ----               ----               ----                ----               ----
          (12,726)             (9,369)              (660)              (626)            (41,741)           (34,440)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           66,716             147,160               (660)              (971)            (41,429)            20,103
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          150,293             181,804                130              2,816             (22,460)            39,756
          469,291             287,487             38,777             35,961             533,289            493,533
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        619,584    $        469,291   $         38,907   $         38,777    $        510,829   $        533,289
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                 Mid Cap SC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         26,844
   Mortality and expense risk charge                                                    (26,444)
                                                                              ------------------
Net investment income(loss)                                                                 400
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      340,833
   Net realized gain(loss) on sale of fund shares                                       153,748
                                                                              ------------------
Net realized gain(loss)                                                                 494,581
                                                                              ------------------

Change in unrealized appreciation/depreciation                                            5,151
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        500,132
                                                                              ==================


                                                                                           Mid Cap SC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            400   $        (17,683)
   Net realized gain(loss)                                                              494,581            571,029
   Net change in unrealized appreciation/depreciation                                     5,151           (162,556)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      500,132            390,790
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  316,387            345,783
   Subaccounts transfers (including fixed account), net                                (662,307)           165,371
   Transfers for policyowner benefits and terminations                                 (128,898)          (308,732)
   Policyowner maintenance charges                                                     (131,909)          (133,872)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (606,727)            68,550
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (106,595)           459,340
Net assets at beginning of period                                                     3,788,221          3,328,881
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      3,681,626   $      3,788,221
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

              Fidelity                                                     AIM
-------------------------------------- -----------------------------------------------------------------------------

   Overseas IC                             Financial                               Health
-------------------                    -------------------                    ------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $        100,470                       $          2,309                       $           ----
          (17,891)                                  (987)                                (2,393)
-------------------                    -------------------                    ------------------
           82,579                                  1,322                                 (2,393)
-------------------                    -------------------                    ------------------


          169,331                                  8,719                                   ----
           41,498                                  4,459                                 23,523
-------------------                    -------------------                    ------------------
          210,829                                 13,178                                 23,523
-------------------                    -------------------                    ------------------

           96,562                                (47,350)                                13,918
-------------------                    -------------------                    ------------------


 $        389,970                       $        (32,850)                      $         35,048
===================                    ===================                    ==================

             Overseas IC                             Financial                               Health
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         82,579    $         (5,915)  $          1,322   $          1,662    $         (2,393)  $         (2,233)
          210,829              31,778             13,178              6,185              23,523              8,633
           96,562             277,892            (47,350)            11,279              13,918              8,201
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          389,970             303,755            (32,850)            19,126              35,048             14,601
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           93,329             167,604             16,390             19,750              33,640             32,547
          769,776           1,610,994              1,018             29,869              14,962             67,481
          (80,807)            (21,758)           (21,465)               (89)            (19,424)           (62,054)
          (76,856)            (47,916)            (6,010)            (4,706)            (20,145)           (19,439)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          705,442           1,708,924            (10,067)            44,824               9,033             18,535
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,095,412           2,012,679            (42,917)            63,950              44,081             33,136
        2,384,752             372,073            154,552             90,602             309,299            276,163
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      3,480,164    $      2,384,752   $        111,635   $        154,552    $        353,380   $        309,299
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               AIM
                                                                              --------------------------------------

                                                                                 Technology
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (3,045)
                                                                              ------------------
Net investment income(loss)                                                              (3,045)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        17,155
                                                                              ------------------
Net realized gain(loss)                                                                  17,155
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           (1,205)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         12,905
                                                                              ==================


                                                                                           Technology
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (3,045)  $         (2,094)
   Net realized gain(loss)                                                               17,155             14,323
   Net change in unrealized appreciation/depreciation                                    (1,205)            16,848
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       12,905             29,077
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   45,454             38,166
   Subaccounts transfers (including fixed account), net                                 133,553             62,806
   Transfers for policyowner benefits and terminations                                   (7,278)            (2,812)
   Policyowner maintenance charges                                                      (13,399)           (11,429)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    158,330             86,731
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  171,235            115,808
Net assets at beginning of period                                                       369,094            253,286
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        540,329   $        369,094
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                Janus                                                Neuberger Berman
-------------------------------------- -----------------------------------------------------------------------------

      Growth                                Balanced                               Growth
-------------------                    -------------------                    ------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $          1,628  $                    $         12,509                       $           ----
           (1,759)                                (7,371)                               (14,586)
-------------------                    -------------------                    ------------------
             (131)                                 5,138                                (14,586)
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
           14,469                                 37,994                                 47,325
-------------------                    -------------------                    ------------------
           14,469                                 37,994                                 47,325
-------------------                    -------------------                    ------------------

           17,110                                 93,523                                318,400
-------------------                    -------------------                    ------------------


 $         31,448  $                    $        136,655                       $        351,139
===================                    ===================                    ==================

               Growth                                Balanced                                Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $           (131)   $           (638)  $          5,138   $            982    $        (14,586)  $        (12,295)
           14,469               6,560             37,994             12,277              47,325            (42,440)
           17,110              17,988             93,523             64,515             318,400            240,054
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           31,448              23,910            136,655             77,774             351,139            185,319
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----            115,071            121,858             128,162            135,202
           (9,662)             (2,524)           (37,669)            57,229             388,132           (198,211)
          (11,596)               ----            (29,838)           (18,230)           (121,712)           (74,435)
          (23,124)            (26,836)           (62,736)           (54,048)            (68,436)           (61,954)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (44,382)            (29,360)           (15,172)           106,809             326,146           (199,398)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (12,934)             (5,450)           121,483            184,583             677,285            (14,079)
          239,330             244,780            949,512            764,929           1,648,780          1,662,859
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        226,396    $        239,330   $      1,070,995   $        949,512    $      2,326,065   $      1,648,780
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                              --------------------------------------

                                                                                  Guardian
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $            282
   Mortality and expense risk charge                                                       (614)
                                                                              ------------------
Net investment income(loss)                                                                (332)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                         2,625
                                                                              ------------------
Net realized gain(loss)                                                                   2,625
                                                                              ------------------

Change in unrealized appreciation/depreciation                                            3,938
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $          6,231
                                                                              ==================


                                                                                            Guardian
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2007               2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           (332)  $             83
   Net realized gain(loss)                                                                2,625              1,488
   Net change in unrealized appreciation/depreciation                                     3,938              9,374
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                        6,231             10,945
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    7,275              8,051
   Subaccounts transfers (including fixed account), net                                    ----               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                       (9,911)            (8,439)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     (2,636)              (388)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                    3,595             10,557
Net assets at beginning of period                                                        97,423             86,866
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        101,018   $         97,423
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                 Neuberger Berman
--------------------------------------------------------------------------------------------------------------------
 Limited Maturity
       Bond                                 Mid-Cap                                Partners
-------------------                    -------------------                    ------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $         12,310                       $           ----                       $         25,027
           (3,588)                                  (618)                               (29,634)
-------------------                    -------------------                    ------------------
            8,722                                   (618)                                (4,607)
-------------------                    -------------------                    ------------------


             ----                                   ----                                391,631
             (626)                                 1,581                                107,557
-------------------                    -------------------                    ------------------
             (626)                                 1,581                                499,188
-------------------                    -------------------                    ------------------

           10,410                                  6,530                               (176,975)
-------------------                    -------------------                    ------------------


 $         18,506                       $          7,493                       $        317,606
===================                    ===================                    ==================

        Limited Maturity Bond                         Mid-Cap                               Partners
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          8,722    $         12,429   $           (618)  $            (89)   $         (4,607)  $           (608)
             (626)             (4,194)             1,581                 95             499,188            570,479
           10,410               9,337              6,530              1,963            (176,975)          (179,946)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           18,506              17,572              7,493              1,969             317,606            389,925
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           29,212              48,977              1,698              1,698             221,142            265,953
           16,627              (7,923)           178,205                  2            (243,592)            (8,227)
          (75,591)            (29,082)              ----               ----            (134,977)          (142,010)
          (22,592)            (23,097)            (1,013)              (812)           (131,324)          (136,508)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (52,344)            (11,125)           178,890                888            (288,751)           (20,792)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (33,838)              6,447            186,383              2,857              28,855            369,133
          508,670             502,223             16,440             13,583           3,890,949          3,521,816
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        474,832    $        508,670   $        202,823   $         16,440    $      3,919,804   $      3,890,949
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Rydex
                                                                              --------------------------------------

                                                                                    Nova
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         12,922
   Mortality and expense risk charge                                                     (7,399)
                                                                              ------------------
Net investment income(loss)                                                               5,523
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        68,618
                                                                              ------------------
Net realized gain(loss)                                                                  68,618
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (70,197)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $          3,944
                                                                              ==================


                                                                                               Nova
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          5,523   $          4,243
   Net realized gain(loss)                                                               68,618            113,146
   Net change in unrealized appreciation/depreciation                                   (70,197)             3,336
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                        3,944            120,725
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   98,494             87,830
   Subaccounts transfers (including fixed account), net                                 188,522            (83,783)
   Transfers for policyowner benefits and terminations                                 (148,164)           (34,893)
   Policyowner maintenance charges                                                      (48,425)           (51,849)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     90,427            (82,695)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   94,371             38,030
Net assets at beginning of period                                                       827,572            789,542
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        921,943   $        827,572
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Rydex
--------------------------------------------------------------------------------------------------------------------
                                            Precious
       OTC                                   Metals                              Inv. S&P 500
-------------------                    -------------------                    ------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $            986                       $           ----                       $         10,491
           (8,220)                               (12,762)                                (2,306)
-------------------                    -------------------                    ------------------
           (7,234)                               (12,762)                                 8,185
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
          138,902                                191,482                                (86,344)
-------------------                    -------------------                    ------------------
          138,902                                191,482                                (86,344)
-------------------                    -------------------                    ------------------

            7,857                                120,088                                 74,158
-------------------                    -------------------                    ------------------


 $        139,525                       $        298,808                       $         (4,001)
===================                    ===================                    ==================

                 OTC                              Precious Metals                         Inv. S&P 500
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         (7,234)   $         (9,398)  $        (12,762)  $         (9,301)   $          8,185   $         24,559
          138,902              48,779            191,482            193,535             (86,344)           (32,696)
            7,857              (2,486)           120,088              6,310              74,158            (30,856)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          139,525              36,895            298,808            190,544              (4,001)           (38,993)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           78,529             101,758             52,835             73,080              15,106             12,203
          144,297            (312,594)           137,153            568,333             (34,382)           108,147
          (56,369)           (103,522)           (30,668)           (12,955)            (87,480)           (58,178)
          (60,735)            (74,109)           (60,757)           (44,067)            (24,579)           (25,494)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          105,722            (388,467)            98,563            584,391            (131,335)            36,678
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          245,247            (351,572)           397,371            774,935            (135,336)            (2,315)
        1,152,542           1,504,114          1,660,108            885,173             364,188            366,503
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      1,397,789    $      1,152,542   $      2,057,479   $      1,660,108    $        228,852   $        364,188
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Rydex
                                                                              --------------------------------------
                                                                                      Gov.
                                                                                   Long Bond
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         12,232
   Mortality and expense risk charge                                                     (2,524)
                                                                              ------------------
Net investment income(loss)                                                               9,708
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (14,793)
                                                                              ------------------
Net realized gain(loss)                                                                 (14,793)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           19,743
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         14,658
                                                                              ==================


                                                                                         Gov. Long Bond
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          9,708   $         12,097
   Net realized gain(loss)                                                              (14,793)           (11,320)
   Net change in unrealized appreciation/depreciation                                    19,743            (10,652)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       14,658             (9,875)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   58,072             54,120
   Subaccounts transfers (including fixed account), net                                  38,852             33,118
   Transfers for policyowner benefits and terminations                                  (58,641)              (145)
   Policyowner maintenance charges                                                      (36,118)           (36,588)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                      2,165             50,505
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   16,823             40,630
Net assets at beginning of period                                                       397,017            356,387
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        413,840   $        397,017
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

            Third Avenue                                                 Vanguard
-------------------------------------- -----------------------------------------------------------------------------

      Value                                Money Market                          Equity Index
-------------------                    -------------------                    ------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $        158,826                       $        636,708                       $        353,144
          (54,106)                               (91,238)                              (170,336)
-------------------                    -------------------                    ------------------
          104,720                                545,470                                182,808
-------------------                    -------------------                    ------------------


          457,747                                   ----                                879,104
          304,175                                   ----                                154,164
-------------------                    -------------------                    ------------------
          761,922                                   ----                              1,033,268
-------------------                    -------------------                    ------------------

       (1,264,492)                                  ----                               (188,921)
-------------------                    -------------------                    ------------------


 $       (397,850)                      $        545,470                       $      1,027,155
===================                    ===================                    ==================

                Value                              Money Market                           Equity Index
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        104,720    $         44,307   $        545,470   $        462,208    $        182,808   $        183,217
          761,922             510,530               ----               ----           1,033,268          1,293,189
       (1,264,492)            331,423               ----               ----            (188,921)         1,413,947
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (397,850)            886,260            545,470            462,208           1,027,155          2,890,353
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          451,726             391,353          3,447,464         13,819,120           1,545,184          1,885,892
         (571,804)          1,003,723           (982,654)       (11,119,072)           (888,147)          (410,517)
         (434,128)           (139,819)        (1,578,117)        (1,138,099)           (712,096)          (646,011)
         (223,103)           (208,714)          (524,736)          (525,473)           (698,482)          (721,748)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (777,309)          1,046,543            361,957          1,036,476            (753,541)           107,616
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       (1,175,159)          1,932,803            907,427          1,498,684             273,614          2,997,969
        7,429,657           5,496,854         11,514,662         10,015,978          22,513,048         19,515,079
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      6,254,498    $      7,429,657   $     12,422,089   $     11,514,662    $     22,786,662   $     22,513,048
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                               --------------------------------------

                                                                                 Total Bond
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        193,232
   Mortality and expense risk charge                                                    (38,587)
                                                                              ------------------
Net investment income(loss)                                                             154,645
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                         1,579
                                                                              ------------------
Net realized gain(loss)                                                                   1,579
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          167,129
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        323,353
                                                                              ==================



                                                                                           Total Bond
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        154,645   $        133,778
   Net realized gain(loss)                                                                1,579             (8,074)
   Net change in unrealized appreciation/depreciation                                   167,129             32,479
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      323,353            158,183
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  497,218            723,044
   Subaccounts transfers (including fixed account), net                                 487,001            465,332
   Transfers for policyowner benefits and terminations                                 (349,720)          (168,818)
   Policyowner maintenance charges                                                     (177,907)          (161,881)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    456,592            857,677
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  779,945          1,015,860
Net assets at beginning of period                                                     4,909,619          3,893,759
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      5,689,564   $      4,909,619
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                        Vanguard
--------------------------------------------------------------------------------------------------------------------
                                                                                Stock Market
    REIT Index                              Mid-Cap                                 Index
-------------------                    -------------------                    ------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $         95,690                       $         51,416                       $         22,003
          (32,024)                               (30,567)                               (17,111)
-------------------                    -------------------                    ------------------
           63,666                                 20,849                                  4,892
-------------------                    -------------------                    ------------------


          391,080                                433,079                                 89,953
          219,090                                106,959                                 27,614
-------------------                    -------------------                    ------------------
          610,170                                540,038                                117,567
-------------------                    -------------------                    ------------------

       (1,368,186)                              (350,126)                               (43,991)
-------------------                    -------------------                    ------------------


 $       (694,350)                      $        210,761                       $         78,468
===================                    ===================                    ==================


             REIT Index                               Mid-Cap                          Stock Market Index
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         63,666    $         38,416   $         20,849   $          7,280    $          4,892   $           (561)
          610,170             298,105            540,038            272,869             117,567             72,638
       (1,368,186)            719,256           (350,126)           161,281             (43,991)           136,988
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (694,350)          1,055,777            210,761            441,430              78,468            209,065
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          397,912             375,269            343,289            373,131             200,925            132,226
       (1,287,015)          1,330,507            (19,419)           458,310             244,166            910,341
         (219,157)           (104,826)          (159,338)          (123,305)            (46,787)           (70,055)
         (164,033)           (140,173)          (115,769)           (92,286)            (56,564)           (32,062)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (1,272,293)          1,460,777             48,763            615,850             341,740            940,450
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       (1,966,643)          2,516,554            259,524          1,057,280             420,208          1,149,515
        5,090,263           2,573,709          3,844,902          2,787,622           2,013,060            863,545
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      3,123,620    $      5,090,263   $      4,104,426   $      3,844,902    $      2,433,268   $      2,013,060
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              --------------------------------------
                                                                                   Equity
                                                                                   Income
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        151,800
   Mortality and expense risk charge                                                    (46,686)
                                                                              ------------------
Net investment income(loss)                                                             105,114
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      405,772
   Net realized gain(loss) on sale of fund shares                                        69,014
                                                                              ------------------
Net realized gain(loss)                                                                 474,786
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (345,073)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        234,827
                                                                              ==================


                                                                                          Equity Income
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        105,114   $        108,180
   Net realized gain(loss)                                                              474,786            263,552
   Net change in unrealized appreciation/depreciation                                  (345,073)           633,134
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      234,827          1,004,866
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  518,805            457,351
   Subaccounts transfers (including fixed account), net                                (295,893)           354,500
   Transfers for policyowner benefits and terminations                                 (274,076)          (619,977)
   Policyowner maintenance charges                                                     (226,077)          (220,709)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (277,241)           (28,835)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  (42,414)           976,031
Net assets at beginning of period                                                     6,110,932          5,134,901
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      6,068,518   $      6,110,932
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Vanguard
--------------------------------------------------------------------------------------------------------------------
                                                                               High Yield
      Growth                                Balanced                               Bond
-------------------                    -------------------                    ------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $         55,003                       $        153,380                       $        131,470
          (58,903)                               (42,891)                               (14,176)
-------------------                    -------------------                    ------------------
           (3,900)                               110,489                                117,294
-------------------                    -------------------                    ------------------


             ----                                231,370                                   ----
         (138,655)                                61,140                                 (4,047)
-------------------                    -------------------                    ------------------
         (138,655)                               292,510                                 (4,047)
-------------------                    -------------------                    ------------------

          846,186                                  4,039                                (89,558)
-------------------                    -------------------                    ------------------


 $        703,631                       $        407,038                       $         23,689
===================                    ===================                    ==================

               Growth                                Balanced                            High Yield Bond
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         (3,900)   $        (26,272)  $        110,489   $         83,343    $        117,294   $         89,581
         (138,655)           (304,263)           292,510            244,802              (4,047)              (535)
          846,186             476,326              4,039            334,622             (89,558)            29,740
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          703,631             145,791            407,038            662,767              23,689            118,786
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          750,746             796,158            356,606            332,916             170,777            147,099
         (286,125)            500,771            215,080            279,500             (44,158)           366,471
         (291,612)           (644,734)          (205,319)          (218,094)           (134,584)           (36,159)
         (317,280)           (316,581)          (210,522)          (213,562)            (76,855)           (68,258)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (144,271)            335,614            155,845            180,760             (84,820)           409,153
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          559,360             481,405            562,883            843,527             (61,131)           527,939
        7,559,638           7,078,233          5,338,805          4,495,278           1,899,549          1,371,610
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      8,118,998    $      7,559,638   $      5,901,688   $      5,338,805    $      1,838,418   $      1,899,549
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              --------------------------------------

                                                                                International
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        305,482
   Mortality and expense risk charge                                                   (134,267)
                                                                              ------------------
Net investment income(loss)                                                             171,215
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      687,334
   Net realized gain(loss) on sale of fund shares                                       665,572
                                                                              ------------------
Net realized gain(loss)                                                               1,352,906
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        1,159,559
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      2,683,680
                                                                              ==================


                                                                                          International
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        171,215   $         42,393
   Net realized gain(loss)                                                            1,352,906            349,609
   Net change in unrealized appreciation/depreciation                                 1,159,559          2,668,734
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    2,683,680          3,060,736
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,099,860          1,107,117
   Subaccounts transfers (including fixed account), net                                 857,225          2,314,691
   Transfers for policyowner benefits and terminations                                 (892,380)          (292,450)
   Policyowner maintenance charges                                                     (439,592)          (357,732)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    625,113          2,771,626
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                3,308,793          5,832,362
Net assets at beginning of period                                                    16,480,123         10,647,761
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     19,788,916   $     16,480,123
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  Vanguard                                                 Wells Fargo
----------------------------------------------------------------------------- --------------------------------------
                                          Small Company
   Diversified                               Growth                               Discovery
--------------------                   --------------------                   ------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $         65,341                       $         39,912                       $           ----
          (29,083)                               (58,005)                                (2,347)
-------------------                    -------------------                    ------------------
           36,258                                (18,093)                                (2,347)
-------------------                    -------------------                    ------------------


          111,711                                704,592                                   ----
          145,754                                130,083                                  6,514
-------------------                    -------------------                    ------------------
          257,465                                834,675                                  6,514
-------------------                    -------------------                    ------------------

         (199,942)                              (556,715)                                43,725
-------------------                    -------------------                    ------------------


 $         93,781                       $        259,867                       $         47,892
===================                    ===================                    ==================

             Diversified                       Small Company Growth                         Discovery
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         36,258    $         30,738   $        (18,093)  $        (28,192)   $         (2,347)  $         (1,308)
          257,465             146,675            834,675            891,374               6,514             12,847
         (199,942)            316,285           (556,715)          (221,821)             43,725             12,408
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           93,781             493,698            259,867            641,361              47,892             23,947
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          292,227             413,010            570,962            708,746              27,670             26,703
          224,384             121,726           (711,326)           362,255             187,638              1,359
         (111,507)            (74,798)          (260,332)          (367,176)               ----             (1,385)
         (114,661)            (87,116)          (239,119)          (252,053)             (9,711)            (7,404)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          290,443             372,822           (639,815)           451,772             205,597             19,273
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          384,224             866,520           (379,948)         1,093,133             253,489             43,220
        3,463,493           2,596,973          7,652,600          6,559,467             208,762            165,542
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      3,847,717    $      3,463,493   $      7,272,652   $      7,652,600    $        462,251   $        208,762
=================== ================== ================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Wells Fargo
                                                                               --------------------------------------

                                                                                 Opportunity
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $          3,311
   Mortality and expense risk charge                                                     (3,895)
                                                                              ------------------
Net investment income(loss)                                                                (584)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       77,588
   Net realized gain(loss) on sale of fund shares                                        13,221
                                                                              ------------------
Net realized gain(loss)                                                                  90,809
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (59,298)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         30,927
                                                                              ==================


                                                                                           Opportunity
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           (584)  $         (3,585)
   Net realized gain(loss)                                                               90,809             70,680
   Net change in unrealized appreciation/depreciation                                   (59,298)           (14,231)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       30,927             52,864
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   32,296             28,022
   Subaccounts transfers (including fixed account), net                                (107,614)             7,292
   Transfers for policyowner benefits and terminations                                   (4,962)           (32,798)
   Policyowner maintenance charges                                                      (13,794)           (14,240)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    (94,074)           (11,724)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  (63,147)            41,140
Net assets at beginning of period                                                       520,326            479,186
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        457,179   $        520,326
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

1.  ORGANIZATION

    Ameritas Life Insurance Corp. Separate Account LLVL (the Account) was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support variable life products issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2007 there are forty-five subaccounts available within the Account:

    Calvert Asset Management                                 Fidelity Management & Research Company
    Company, Inc. (Advisor) (See Note 3)                        Fidelity
      Calvert (Fund)                                             *Contrafund IC
       *Balanced (Subaccount)                                     (Commenced November 22, 2005)
        (Commenced September 13, 2000)                           *Contrafund SC
       *International Equity                                      (Commenced September 25, 2000)
        (Commenced June 7, 2000)                                 *High Income SC
       *Mid Cap                                                   (Commenced December 7, 2000)
        (Commenced July 24, 2000)                                *Inv. Grade Bond IC
                                                                  (Commenced December 18, 2000)
      Ameritas                                                   *Mid Cap SC
       *Income and Growth                                         (Commenced September 5, 2000)
        (Commenced November 18, 2005)                            *Overseas IC
       *MidCap                                                    (Commenced June 3, 2005)
        (Commenced July 5, 2000)
       *Small Cap                                             Invesco AIM Advisors, Inc.
        (Commenced August 28, 2000)                             AIM
                                                                 *Financial
    Deutsche Asset Management Americas Inc.                       (Commenced May 10, 2001)
      Scudder                                                    *Health
       *Equity 500                                                (Commenced May 10, 2001)
        (Commenced November 29, 1999)                            *Technology
       *Small Cap                                                 (Commenced May 2, 2001)
        (Commenced January 31, 2000)
                                                             Janus Capital Management LLC
                                                                Janus
                                                                 *Growth
                                                                  (Commenced March 21, 2003)


                                     FS-28

1.  ORGANIZATION, continued

   Neuberger Berman Management Inc.                          The Vanguard Group. Inc. and Wellington Management
      Neuberger Berman                                       Company, LLP
       *Balanced                                                Vanguard
        (Commenced January 31, 1996)                             *Equity Income
       *Growth                                                    (Commenced February 6, 1996)
        (Commenced January 22, 1996)
       *Guardian                                             AllianceBerstein L.P. and William Blair & Company,
        (Commenced January 31, 2000)                         L.L.C.
       *Limited Maturity Bond                                   Vanguard
        (Commenced February 6, 1996)                             *Growth
       *Mid-Cap                                                   (Commenced January 22, 1996)
        (Commenced January 31, 2000)
       *Partners                                             Wellington Management Company, LLP
        (Commenced January 31, 1996)                            Vanguard
                                                                 *Balanced
    Rydex Investments                                             (Commenced February 12, 1996)
      Rydex                                                      *High Yield Bond
       *Nova                                                      (Commenced March 10, 1997)
        (Commenced July 6, 1999)
       *OTC                                                  Schroder Investment Management North America, Inc.
        (Commenced July 6, 1999)                             and Baillie Gifford Overseas Ltd.
       *Precious Metals                                         Vanguard
        (Commenced August 10, 1999)                              *International
       *Inv. S&P 500                                              (Commenced January 22, 1996)
        (Commenced July 27, 1999)
       *Gov. Long Bond                                       Barrow, Hanley, Mewhinney & Strauss, Inc.
        (Commenced October 6, 1999)                             Vanguard
                                                                 *Diversified
    Third Avenue Management LLC                                   (Commenced May 21, 2001)
      Third Avenue
       *Value                                                Granahan Investment Management, Inc. and
        (Commenced May 3, 2001)                              Grantham, Mayo, Van Otterloo & Co. LLC
                                                                Vanguard
    The Vanguard Group. Inc.                                     *Small Company Growth
      Vanguard                                                    (Commenced January 29, 1997)
       *Money Market
        (Commenced January 9, 1996)                          Wells Fargo Funds Management, LLC
       *Equity Index                                            Wells Fargo
        (Commenced January 31, 1996)                             *Discovery
       *Total Bond                                                (Commenced April 8, 2005)
        (Commenced February 12, 1996)                            *Opportunity
       *REIT Index                                                (Commenced May 3, 2001)
        (Commenced May 1, 2001)
       *Mid-Cap
        (Commenced May 17, 2001)
       *Stock Market Index
        (Commenced May 9, 2005)

2. ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS

    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES

    The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas and Calvert subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2007 and 2006, as follows:

                                                                                                  Management/
                                                                           Investment            Administrative
                                                                          Advisory Fee               Fee(1)
                                                                     ----------------------  -----------------------
     Ameritas:
       Income and Growth                                                     0.00570(2)              0.00050
       MidCap                                                                0.00800                 0.00050
       Small Cap                                                             0.00850                 0.00050
     Calvert:
       Balanced                                                              0.00425                 0.00275
       International Equity                                                  0.00750                 0.00350
       Mid Cap                                                               0.00650                 0.00250

     (1) Effective November 18, 2006, the $50,000 minimum for Ameritas portfolios no longer applies.
     (2) Effective August 7, 2007, Calvert Asset Management Company reduced the .00625 investment advisory fee by .00055.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2007 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Calvert:
      Balanced                                                         $          221,736      $           137,294
      International Equity                                                        183,262                  313,940
      Mid Cap                                                                     117,464                   94,895

    Ameritas:
      Income and Growth                                                           219,658                  198,688
      MidCap                                                                      496,736                   20,129
      Small Cap                                                                     3,878                      620

    Scudder:
      Equity 500                                                                   49,893                  165,445
      Small Cap                                                                   212,605                  165,794

    Fidelity:
      Contrafund IC                                                             1,893,664                  352,472
      Contrafund SC                                                               261,987                   45,431
      High Income SC                                                                3,219                      895
      Inv. Grade Bond IC                                                           22,372                   44,846
      Mid Cap SC                                                                  818,452                1,083,947
      Overseas IC                                                               1,375,322                  417,971

    AIM:
      Financial                                                                    67,669                   67,694
      Health                                                                      171,400                  164,760
      Technology                                                                  345,420                  190,135

    Janus:
      Growth                                                                        1,575                   46,088

    Neuberger Berman:
      Balanced                                                                    209,314                  219,348
      Growth                                                                      703,741                  392,181
      Guardian                                                                      7,542                   10,510
      Limited Maturity Bond                                                        72,995                  116,617
      Mid-Cap                                                                     186,680                    8,407
      Partners                                                                    751,500                  653,228

    Rydex:
      Nova                                                                      4,005,683                3,909,733
      OTC                                                                       2,181,044                2,082,556
      Precious Metals                                                           1,991,591                1,905,791
      Inv. S&P 500                                                                900,904                1,024,054
      Gov. Long Bond                                                              776,616                  764,743

    Third Avenue:
      Value                                                                     1,968,167                2,183,009


                                     FS-31



4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
                                                                     ----------------------  ----------------------
    Vanguard:

      Money Market                                                     $       10,543,884      $        9,636,457
      Equity Index                                                              2,361,072               2,052,700
      Total Bond                                                                1,234,647                 623,409
      REIT Index                                                                1,159,317               1,976,864
      Mid-Cap                                                                   1,209,395                 706,705
      Stock Market Index                                                          888,720                 452,136
      Equity Income                                                             1,072,239                 838,594
      Growth                                                                      848,659                 996,830
      Balanced                                                                    905,966                 408,262
      High Yield Bond                                                             306,125                 273,651
      International                                                             3,547,563               2,063,902
      Diversified                                                               1,253,329                 814,917
      Small Company Growth                                                      1,247,240               1,200,556

    Wells Fargo:

      Discovery                                                                   239,897                  36,647
      Opportunity                                                                 123,689                 140,758

5. FINANCIAL HIGHLIGHTS

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .60 percent and .75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $9 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including policyowners death benefit amount and account value.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.


                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income       Expense             Total
                       Value ($)         Units           ($)        Ratio %       Ratio %            Return %
                    ------------------ ------------- -------------- --------- ----------------- --------------------
                      Min     Max                                               Min     Max       Min       Max
 Calvert:
 Balanced
 2007                   2.48    2.48         54,505        135,162     3.22       0.75    0.75      1.98      1.98
 2006                   2.43    2.43         23,910         58,137     2.84       0.75    0.75      7.96      7.96
 2005                   2.25    2.25         16,891         38,042     0.76       0.75    0.75      4.87      4.87
 2004                   2.15    2.15         88,205        189,436     4.94       0.75    0.75      7.45      7.45
 2003                   2.00    2.00          2,094          4,186     0.42       0.75    0.75     18.44     18.44

 International Equity
 2007                  26.54   28.63          8,349        236,537     0.99       0.60    0.75      1.80      1.96
 2006                  26.03   28.12         14,656        402,702     0.92       0.60    0.75     26.58     26.77
 2005                  20.53   22.21          6,797        149,758     0.29       0.60    0.75      9.12      9.27
 2004                  18.79   20.36          9,317        189,547     2.17       0.60    0.75     17.07     17.23
 2003                  16.03   17.39          2,630         45,620     4.65       0.60    0.75     30.71     30.85

 Mid Cap
 2007                  34.00   34.00         16,519        561,577     ----       0.75    0.75      9.34      9.34
 2006                  31.09   31.09         16,144        501,964     ----       0.75    0.75      6.08      6.08
 2005                  29.31   29.31         15,797        463,024     ----       0.75    0.75     (0.33)    (0.33)
 2004                  29.41   29.41         18,092        532,035     ----       0.75    0.75      8.52      8.52
 2003                  27.10   27.10         18,033        488,688     ----       0.75    0.75     30.71     30.71

 Ameritas:

 Income and Growth
 2007                 14.70    14.75         39,714        584,402     1.47       0.60    0.75      1.83      1.98
 2006                 14.44    14.46         40,993        592,107     0.95       0.60    0.75      9.41      9.58
 2005                 13.20    13.20         42,180        556,627     0.34       0.60    0.75      1.27      1.29
 2004                  ----     ----           ----           ----     ----       ----    ----      ----      ----
 2003                  ----     ----           ----           ----     ----       ----    ----      ----      ----

 MidCap
 2007                  60.10   60.10         11,570        695,363     ----       0.60    0.60     33.88     33.88
 2006                  44.89   44.89          5,412        242,983     ----       0.60    0.60      8.60      8.60
 2005                  41.34   41.34          5,762        238,199     ----       0.60    0.60     10.61     10.61
 2004                  37.37   37.37          4,664        174,324     ----       0.60    0.60     12.72     12.72
 2003                  33.16   33.16          4,490        148,862     ----       0.60    0.60     46.42     46.42


                                     FS-33



5. FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income       Expense              Total
                        Value ($)        Units           ($)        Ratio %       Ratio %            Return %
                    ------------------ ------------- -------------- --------- ----------------- --------------------
                      Min      Max                                              Min     Max        Min      Max
 Ameritas, continued:

 Small Cap
 2007                  36.01   36.01          1,096         39,455     ----       0.60    0.60     11.13     11.13
 2006                  32.40   32.40            996         32,258     ----       0.60    0.60     19.84     19.84
 2005                  27.04   27.04            626         16,937     ----       0.60    0.60      2.02      2.02
 2004                  26.50   26.50            571         15,125     ----       0.60    0.60      1.73      1.73
 2003                  26.05   26.05            464         12,075     ----       0.60    0.60     38.05     38.05

 Scudder:

 Equity 500
 2007                  16.25   16.25        141,595      2,300,889     1.52       0.60    0.60      4.66      4.66
 2006                  15.53   15.53        149,967      2,328,310     1.09       0.60    0.60     14.83     14.83
 2005                  13.52   13.52        196,160      2,652,080     1.56       0.60    0.60      4.05      4.05
 2004                  12.99   12.99        218,245      2,835,733     1.10       0.60    0.60      9.93      9.93
 2003                  11.82   11.82        219,477      2,594,133     1.19       0.60    0.60     27.39     27.39

 Small Cap
 2007                  17.75   17.82         93,184      1,658,592     0.86       0.60    0.75     (2.63)    (2.49)
 2006                  18.23   18.28         96,802      1,767,676     0.62       0.60    0.75     16.62     16.79
 2005                  15.63   15.65         94,039      1,471,122     0.62       0.60    0.75      3.49      3.64
 2004                  15.10   15.10         84,618      1,277,904     0.40       0.60    0.75     16.88     17.05
 2003                  12.90   12.92         77,266        997,496     0.85       0.60    0.75     45.35     45.56

 Fidelity:

 Contrafund IC
 2007                  40.13   40.13         69,830      2,802,064     1.13       0.75    0.75     16.71     16.71
 2006                  34.38   34.38         46,444      1,596,805     1.67       0.75    0.75     10.89     10.89
 2005                  31.01   31.01          9,097        282,064     ----       0.75    0.75     (0.01)    (0.01)
 2004                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2003                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Contrafund SC
 2007                  40.76   40.76         15,199        619,584     0.90       0.60    0.60     16.80     16.80
 2006                  34.90   34.90         13,447        469,291     1.15       0.60    0.60     10.93     10.93
 2005                  31.46   31.46          9,137        287,487     0.16       0.60    0.60     16.15     16.15
 2004                  27.09   27.09          5,011        135,735     0.25       0.60    0.60     14.65     14.65
 2003                  23.63   23.63          2,956         69,831     0.27       0.60    0.60     27.59     27.59

 High Income SC
 2007                  10.32   10.32          3,771         38,907     8.21       0.60    0.60      2.04      2.04
 2006                  10.11   10.11          3,835         38,777     7.65       0.60    0.60     10.52     10.52
 2005                   9.15    9.15          3,931         35,961    14.97       0.60    0.60      1.91      1.91
 2004                   8.98    8.98          3,264         29,304     7.79       0.60    0.60      8.81      8.81
 2003                   8.25    8.25          3,202         26,414     0.95       0.60    0.60     26.21     26.21


                                     FS-34


5. FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense             Total
                        Value ($)         Units          ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- --------- ----------------- --------------------
                       Min      Max                                               Min      Max       Min      Max
 Fidelity, continued:

 Inv. Grade Bond IC
 2007                  17.66   17.66         28,922        510,829     4.24       0.60    0.60      3.72      3.72
 2006                  17.03   17.03         31,317        533,289     3.95       0.60    0.60      3.73      3.73
 2005                  16.42   16.42         30,063        493,533     3.41       0.60    0.60      1.58      1.58
 2004                  16.16   16.16         27,067        437,414     4.09       0.60    0.60      3.83      3.83
 2003                  15.56   15.56         25,193        392,122     2.83       0.60    0.60      4.58      4.58

 Mid Cap SC
 2007                  44.52   44.88         82,578      3,681,626     0.74       0.60    0.75     14.62     14.79
 2006                  38.84   39.09         97,450      3,788,221     0.25       0.60    0.75     11.75     11.92
 2005                  34.75   34.93         95,709      3,328,881     ----       0.60    0.75     17.33     17.50
 2004                  29.62   29.73         64,855      1,922,170     ----       0.60    0.75     23.84     24.03
 2003                  23.92   23.97         51,167      1,224,090     0.29       0.60    0.75     37.51     37.71

 Overseas IC
 2007                  28.00   28.15        123,850      3,480,164     3.60       0.60    0.75     16.43     16.61
 2006                  24.05   24.14         98,852      2,384,752     0.31       0.60    0.75     17.20     17.38
 2005                  20.52   20.57         18,105        372,073     ----       0.60    0.75     11.85     20.93
 2004                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2003                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 AIM:

 Financial
 2007                  13.64   13.84          8,165        111,635     1.72       0.60    0.75    (22.80)   (22.68)
 2006                  17.67   17.90          8,734        154,552     2.26       0.60    0.75     15.58     15.75
 2005                  15.29   15.46          5,917         90,602     1.93       0.60    0.75      5.12      5.28
 2004                  14.55   14.69          4,183         60,938     0.82       0.60    0.75      7.86      8.01
 2003                  13.49   13.60          3,155         42,581     0.47       0.60    0.75     28.62     28.78

 Health
 2007                  22.97   23.32         15,364        353,380     ----       0.60    0.75     11.02     11.18
 2006                  20.69   20.98         14,938        309,299     ----       0.60    0.75      4.45      4.60
 2005                  19.81   20.05         13,937        276,163     ----       0.60    0.75      7.34      7.49
 2004                  18.45   18.66         15,501        286,112     ----       0.60    0.75      6.77      6.94
 2003                  17.28   17.45         13,984        241,728     ----       0.60    0.75     26.84     27.01

 Technology
 2007                  14.35   14.70         37,491        540,329     ----       0.60    0.75      6.90      7.06
 2006                  13.42   13.74         27,435        369,094     ----       0.60    0.75      9.66      9.82
 2005                  12.24   12.51         20,643        253,286     ----       0.60    0.75      1.41      1.57
 2004                  12.07   12.31         58,824        710,552     ----       0.60    0.75      3.85      4.00
 2003                  11.62   11.84         51,331        596,850     ----       0.60    0.75     15.51     44.21



                                     FS-35

5. FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense             Total
                        Value ($)         Units          ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- --------- ----------------- --------------------
                      Min      Max                                              Min      Max       Min      Max
 Janus:

 Growth
 2007                  25.95   25.95          8,725        226,396     0.70       0.75    0.75     14.23     14.23
 2006                  22.71   22.71         10,536        239,330     0.48       0.75    0.75     10.55     10.55
 2005                  20.55   20.55         11,913        244,780     0.34       0.75    0.75      3.51      3.51
 2004                  19.85   19.85         13,588        269,714     0.15       0.75    0.75      3.74      3.74
 2003                  19.14   19.14         12,599        241,092     0.09       0.75    0.75     25.81     25.81

 Neuberger Berman:

 Balanced
 2007                  20.97   37.29         35,137      1,070,995     1.21       0.60    0.75     14.74     14.91
 2006                  18.25   32.50         35,012        949,512     0.82       0.60    0.75      9.85     10.01
 2005                  16.59   29.59         30,820        764,929     0.92       0.60    0.75      8.37      8.53
 2004                  15.29   27.30         40,231        972,618     1.45       0.60    0.75      8.49      8.66
 2003                  14.07   25.17         33,199        726,462     1.76       0.60    0.75     15.42     15.59

 Growth
 2007                  59.61   59.61         39,019      2,326,065     ----       0.75    0.75     21.78     21.78
 2006                  48.95   48.95         33,681      1,648,780     ----       0.75    0.75     13.22     13.22
 2005                  43.24   43.24         38,459      1,662,859     ----       0.75    0.75     12.66     12.66
 2004                  38.38   38.38         32,439      1,245,003     ----       0.75    0.75     15.73     15.73
 2003                  33.16   33.16         33,407      1,107,880     ----       0.75    0.75     30.43     30.43

 Guardian
 2007                  22.24   22.24          4,542        101,018     0.28       0.60    0.60      6.74      6.74
 2006                  20.83   20.83          4,676         97,423     0.69       0.60    0.60     12.70     12.70
 2005                  18.49   18.49          4,699         86,866     0.13       0.60    0.60      7.75      7.75
 2004                  17.16   17.16          5,931        101,769     0.12       0.60    0.60     15.12     15.12
 2003                  14.90   14.90          7,217        107,557     0.90       0.60    0.60     30.98     30.98

 Limited Maturity Bond
 2007                  15.56   22.21         21,405        474,832     2.58       0.60    0.75      3.98      3.99
 2006                  14.97   21.35         23,842        508,670     3.18       0.60    0.75      3.43      3.45
 2005                  14.47   20.65         25,284        502,223     3.03       0.60    0.75      0.69      0.84
 2004                  14.35   20.50         23,411        463,763     2.92       0.60    0.75      0.03      0.18
 2003                  14.32   20.50         31,461        632,224     4.56       0.60    0.75      1.66      1.82

 Mid-Cap
 2007                  27.11   27.11          7,481        202,823     ----       0.60    0.60     21.79     21.79
 2006                  22.26   22.26            739         16,440     ----       0.60    0.60     14.01     14.01
 2005                  19.52   19.52            696         13,583     ----       0.60    0.60     13.06     13.06
 2004                  17.27   17.27          1,149         19,833     ----       0.60    0.60     15.61     15.61
 2003                  14.94   14.94          1,179         17,615     ----       0.60    0.60     27.31     27.31


                                     FS-36

5. FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense             Total
                        Value ($)         Units          ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- --------- ----------------- --------------------
                        Min      Max                                              Min      Max       Min      Max
 Neuberger Berman, continued:

 Partners
 2007                  39.81   39.81         98,469      3,919,804     0.64       0.75    0.75      8.52      8.52
 2006                  36.68   36.68        106,069      3,890,949     0.73       0.75    0.75     11.41     11.41
 2005                  32.93   32.93        106,958      3,521,816     1.02       0.75    0.75     17.17     17.17
 2004                  28.10   28.10         93,573      2,629,614     0.01       0.75    0.75     18.09     18.09
 2003                  23.80   23.80         96,082      2,286,555     ----       0.75    0.75     34.09     34.09

 Rydex:

 Nova
 2007                  13.85   14.39         64,357        921,943     1.28       0.60    0.75      0.37      0.52
 2006                  13.78   14.33         58,048        827,572     1.26       0.60    0.75     18.39     18.56
 2005                  11.62   12.11         65,483        789,542     0.35       0.60    0.75      3.19      3.35
 2004                  11.25   11.73         80,770        940,907     0.05       0.60    0.75     13.77     13.94
 2003                   9.87   10.31         34,909        357,121     ----       0.60    0.75     38.16     38.36

 OTC
 2007                  17.95   18.15         77,105      1,397,789     0.09       0.60    0.75     16.94     17.12
 2006                  15.33   15.52         74,339      1,152,542     ----       0.60    0.75      4.99      5.14
 2005                  14.58   14.78        101,835      1,504,114     ----       0.60    0.75      0.36      0.51
 2004                  14.50   14.73        141,057      2,075,526     ----       0.60    0.75      8.53      8.69
 2003                  13.35   13.57        113,358      1,536,709     ----       0.60    0.75     44.34     44.55

 Precious Metals
 2007                  14.15   14.37        145,182      2,057,479     ----       0.60    0.75     18.66     18.84
 2006                  11.93   12.09        139,032      1,660,108     ----       0.60    0.75     20.53     20.71
 2005                   9.90   10.02         89,420        885,173     ----       0.60    0.75     19.99     20.17
 2004                   8.25    8.34         99,037        817,418     ----       0.60    0.75    (14.86)   (14.72)
 2003                   9.69    9.77         97,741        947,914     ----       0.60    0.75     39.87     40.10

 Inv. S&P 500
 2007                   4.67    5.18         44,286        228,852     3.42       0.60    0.75      0.07      0.32
 2006                   4.65    5.17         70,489        364,188     6.25       0.60    0.75     (8.19)    (8.06)
 2005                   5.06    5.63         65,141        366,503     ----       0.60    0.75     (1.51)    (1.37)
 2004                   5.13    5.72         93,524        534,450     ----       0.60    0.75    (10.88)   (10.73)
 2003                   5.75    6.42        134,106        860,150     ----       0.60    0.75    (25.63)   (24.22)

 Gov. Long Bond
 2007                  16.41   16.82         24,614        413,840     3.61       0.60    0.75      8.94      9.11
 2006                  15.04   15.44         25,726        397,017     3.65       0.60    0.75     (3.86)    (3.75)
 2005                  15.63   16.06         22,191        356,387     3.31       0.60    0.75      6.91      7.05
 2004                  14.60   15.02         17,347        260,576     3.46       0.60    0.75      7.61      7.76
 2003                  13.55   13.96         19,329        269,829     3.28       0.60    0.75     (1.31)    (0.70)


                                     FS-37


5. FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense             Total
                        Value ($)         Units          ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- --------- ----------------- --------------------
                        Min      Max                                              Min      Max       Min      Max
 Third Avenue:

 Value
 2007                  31.71   32.04        196,916      6,254,498     2.13       0.60    0.75     (5.52)    (5.38)
 2006                  33.56   33.86        221,047      7,429,657     1.39       0.60    0.75     14.92     15.09
 2005                  29.20   29.42        187,979      5,496,854     1.47       0.60    0.75     13.78     13.95
 2004                  25.67   25.82        165,368      4,248,483     0.54       0.60    0.75     19.00     19.18
 2003                  21.57   21.66        100,911      2,177,966     0.18       0.60    0.75     41.48     41.69

 Vanguard:

 Money Market
 2007                   1.17    1.49      8,558,605     12,422,089     5.11       0.60    0.75      4.45      4.60
 2006                   1.12    1.42      8,247,167     11,514,662     4.95       0.60    0.75      4.26      4.41
 2005                   1.07    1.37      7,604,541     10,015,978     3.14       0.60    0.75      2.41      2.57
 2004                   1.04    1.33      6,946,633      9,109,891     1.27       0.60    0.75      0.52      0.67
 2003                   1.03    1.33      8,088,997     10,558,980     1.01       0.60    0.75      0.26      0.41

 Equity Index
 2007                  40.74   42.96        532,635     22,786,662     1.54       0.60    0.75      4.59      4.75
 2006                  38.89   41.07        550,357     22,513,048     1.63       0.60    0.75     14.85     15.02
 2005                  33.81   35.76        548,165     19,515,079     1.80       0.60    0.75      4.02      4.17
 2004                  32.46   34.38        571,624     19,596,594     1.33       0.60    0.75      9.98     10.14
 2003                  29.47   31.26        611,181     19,014,161     1.36       0.60    0.75     27.51     27.70

 Total Bond
 2007                  14.61   19.27        299,802      5,689,564     3.72       0.60    0.75      6.18      6.34
 2006                  13.74   18.14        275,389      4,909,619     3.87       0.60    0.75      3.53      3.69
 2005                  13.25   17.53        226,154      3,893,759     3.73       0.60    0.75      1.64      1.79
 2004                  13.02   17.24        207,835      3,526,214     5.02       0.60    0.75      3.43      3.58
 2003                  12.57   16.67        209,124      3,429,561     4.84       0.60    0.75      3.25      3.40

 REIT Index
 2007                  28.56   28.88        109,247      3,123,620     2.19       0.60    0.75    (17.23)   (17.10)
 2006                  34.51   34.84        147,307      5,090,263     1.79       0.60    0.75     33.93     34.13
 2005                  25.77   25.98         99,774      2,573,709     3.01       0.60    0.75     11.00     11.17
 2004                  23.21   23.37         93,520      2,174,987     2.16       0.60    0.75     29.54     29.74
 2003                  17.92   18.01         77,926      1,397,153     3.66       0.60    0.75     34.48     34.68

 Mid-Cap
 2007                  23.85   24.09        171,689      4,104,426     1.21       0.60    0.75      5.35      5.50
 2006                  22.64   22.84        169,540      3,844,902     0.94       0.60    0.75     12.91     13.08
 2005                  20.05   20.20        138,797      2,787,622     0.93       0.60    0.75     13.13     13.30
 2004                  17.73   17.83        132,630      2,353,763     0.79       0.60    0.75     19.42     19.60
 2003                  14.84   14.91         94,734      1,406,837     0.70       0.60    0.75     33.07     33.27


                                     FS-38



5. FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense             Total
                        Value ($)         Units          ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- --------- ----------------- --------------------
                       Min      Max                                              Min      Max       Min      Max
 Vanguard, continued:

 Stock Market Index
 2007                  35.15   35.31         69,202      2,433,268     0.95       0.60    0.75      4.38      4.53
 2006                  33.68   33.78         59,763      2,013,060     0.68       0.60    0.75     14.66     14.84
 2005                  29.37   29.41         29,397        863,545     ----       0.60    0.75      5.99      8.41
 2004                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2003                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Equity Income
 2007                  30.39   36.78        166,429      6,068,518     2.43       0.60    0.75      3.75      3.91
 2006                  29.25   35.45        173,661      6,110,932     2.71       0.60    0.75     19.80     19.98
 2005                  24.38   29.59        174,828      5,134,901     2.49       0.60    0.75      3.36      3.52
 2004                  23.55   28.62        190,374      5,424,620     2.32       0.60    0.75     12.47     12.64
 2003                  20.91   25.45        201,520      5,090,487     2.68       0.60    0.75     23.51     23.70

 Growth
 2007                  15.00   22.00        373,384      8,118,998     0.70       0.60    0.75      9.39      9.55
 2006                  13.69   20.11        380,543      7,559,638     0.37       0.60    0.75      1.16      1.31
 2005                  13.52   19.88        359,598      7,078,233     0.46       0.60    0.75     10.66     10.83
 2004                  12.20   17.96        381,376      6,798,325     0.45       0.60    0.75      6.45      6.61
 2003                  11.44   16.88        398,803      6,693,645     0.36       0.60    0.75     25.19     25.38

 Balanced
 2007                  40.60   40.60        145,349      5,901,688     2.69       0.75    0.75      7.55      7.55
 2006                  37.75   37.75        141,411      5,338,805     2.45       0.75    0.75     14.11     14.11
 2005                  33.09   33.09        135,865      4,495,278     2.57       0.75    0.75      6.03      6.03
 2004                  31.20   31.20        134,981      4,211,851     2.52       0.75    0.75     10.46     10.46
 2003                  28.25   28.25        140,657      3,973,453     3.04       0.75    0.75     19.55     19.55

 High Yield Bond
 2007                  11.41   16.61        114,407      1,838,418     6.88       0.60    0.75      1.19      1.34
 2006                  11.26   16.42        119,270      1,899,549     6.57       0.60    0.75      7.47      7.63
 2005                  10.46   15.28         93,319      1,371,610     7.60       0.60    0.75      1.99      2.14
 2004                  10.24   14.98        104,024      1,525,123     7.33       0.60    0.75      7.71      7.88
 2003                   9.49   13.91        119,637      1,638,090     6.02       0.60    0.75     16.00     16.18

 International
 2007                  27.51   32.62        615,286     19,788,916     1.69       0.60    0.75     16.53     16.71
 2006                  23.57   27.99        595,825     16,480,123     1.06       0.60    0.75     25.81     26.00
 2005                  18.71   22.25        484,001     10,647,761     1.32       0.60    0.75     15.44     15.61
 2004                  16.18   19.27        423,404      8,130,687     1.21       0.60    0.75     18.53     18.71
 2003                  13.63   16.26        358,836      5,828,541     1.37       0.60    0.75     33.88     34.07


                                     FS-39



5. FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense             Total
                        Value ($)         Units          ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- --------- ----------------- --------------------
                      Min      Max                                              Min      Max       Min      Max
 Vanguard, continued:

 Diversified
 2007                  18.27   18.51        210,355      3,847,717     1.66       0.60    0.75      3.16      3.31
 2006                  17.71   17.91        195,374      3,463,493     1.80       0.60    0.75     17.99     18.17
 2005                  15.01   15.16        172,846      2,596,973     1.33       0.60    0.75      6.82      6.97
 2004                  14.06   14.17        135,707      1,909,271     1.51       0.60    0.75     19.56     19.74
 2003                  11.76   11.83        100,813      1,186,353     2.16       0.60    0.75     30.15     30.35

 Small Company Growth
 2007                  23.72   32.42        231,460      7,272,652     0.51       0.60    0.75      2.99      3.14
 2006                  23.00   31.48        249,479      7,652,600     0.35       0.60    0.75      9.39      9.56
 2005                  21.00   28.78        232,905      6,559,467     ----       0.60    0.75      5.47      5.63
 2004                  19.88   27.28        243,300      6,577,107     0.09       0.60    0.75     14.44     14.61
 2003                  17.34   23.84        267,510      6,336,817     0.02       0.60    0.75     40.03     40.24

 Wells Fargo:

 Discovery
 2007                  19.70   19.96         23,454        462,251     ----       0.60    0.75     21.41     21.58
 2006                  16.23   16.42         12,858        208,762     ----       0.60    0.75      6.61     13.79
 2005                  14.26   14.26         11,607        165,542     ----       0.75    0.75     15.20     15.20
 2004                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2003                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Opportunity
 2007                  28.77   33.56         13,766        457,179     0.63       0.60    0.75      5.83      5.99
 2006                  27.14   31.71         16,544        520,326     ----       0.60    0.75     11.38     11.55
 2005                  24.33   28.47         16,913        479,186     ----       0.60    0.75      7.08      7.24
 2004                  22.69   26.59         19,631        520,482     ----       0.60    0.75     17.34     17.52
 2003                  19.31   22.66         14,280        322,355     0.06       0.60    0.75     36.00     36.20

6.  CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

                                                       2007                   2006
                                               ---------------------  ---------------------
     Calvert:
     Balanced
     Units issued                                        100,038                 12,132
     Units redeemed                                      (69,443)                (5,113)
                                               ---------------------  ---------------------
     Net increase(decrease)                               30,595                  7,019
                                               =====================  =====================

                                     FS-40



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2007                    2006
                                               --------------------   ---------------------
     Calvert, continued:

     International Equity
     Units issued                                         16,576                 27,351
     Units redeemed                                      (22,883)               (19,492)
                                               --------------------   ---------------------
     Net increase(decrease)                               (6,307)                 7,859
                                               ====================   =====================

     Mid Cap
     Units issued                                          3,975                  4,171
     Units redeemed                                       (3,600)                (3,824)
                                               --------------------   ---------------------
     Net increase(decrease)                                  375                    347
                                               ====================   =====================

     Ameritas:

     Income and Growth
     Units issued                                         17,476                 29,445
     Units redeemed                                      (18,755)               (30,632)
                                               --------------------   ---------------------
     Net increase(decrease)                               (1,279)                (1,187)
                                               ====================   =====================

     MidCap
     Units issued                                          6,507                    662
     Units redeemed                                         (349)                (1,012)
                                               --------------------   ---------------------
     Net increase(decrease)                                6,158                   (350)
                                               ====================   =====================

     Small Cap
     Units issued                                            111                    381
     Units redeemed                                          (11)                   (11)
                                               --------------------   ---------------------
     Net increase(decrease)                                  100                    370
                                               ====================   =====================

     Scudder:

     Equity 500
     Units issued                                            934                 14,521
     Units redeemed                                       (9,306)               (60,714)
                                               --------------------   ---------------------
     Net increase(decrease)                               (8,372)               (46,193)
                                                ====================   =====================

     Small Cap
     Units issued                                         14,952                 33,035
     Units redeemed                                      (18,570)               (30,272)
                                               --------------------   ---------------------
     Net increase(decrease)                               (3,618)                 2,763
                                               ====================   =====================


                                     FS-41



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2007                   2006
                                               ---------------------   --------------------
     Fidelity:

     Contrafund IC
     Units issued                                         67,940                 54,195
     Units redeemed                                      (44,554)               (16,848)
                                               --------------------   ---------------------
     Net increase(decrease)                               23,386                 37,347
                                               ====================   =====================

     Contrafund SC
     Units issued                                         13,112                 17,281
     Units redeemed                                      (11,360)               (12,971)
                                               --------------------   ---------------------
     Net increase(decrease)                                1,752                  4,310
                                               ====================   =====================

     High Income SC
     Units issued                                           ----                    560
     Units redeemed                                          (64)                  (656)
                                               --------------------   ---------------------
     Net increase(decrease)                                  (64)                   (96)
                                               ====================   =====================

     Inv. Grade Bond IC
     Units issued                                             18                  6,247
     Units redeemed                                       (2,413)                (4,993)
                                               --------------------   ---------------------
     Net increase(decrease)                               (2,395)                 1,254
                                               ====================   =====================

     Mid Cap SC
     Units issued                                         59,398                 82,322
     Units redeemed                                      (74,270)               (80,581)
                                               --------------------   ---------------------
     Net increase(decrease)                              (14,872)                 1,741
                                               ====================   =====================

     Overseas IC
     Units issued                                         45,912                123,527
     Units redeemed                                      (20,914)               (42,780)
                                               --------------------   ---------------------
     Net increase(decrease)                               24,998                 80,747
                                               ====================   =====================

     AIM:

     Financial
     Units issued                                          6,467                  8,765
     Units redeemed                                       (7,036)                (5,948)
                                               --------------------   ---------------------
     Net increase(decrease)                                 (569)                 2,817
                                               ====================   =====================

     Health
     Units issued                                         12,981                 10,286
     Units redeemed                                      (12,555)                (9,285)
                                               --------------------   ---------------------
     Net increase(decrease)                                  426                  1,001
                                               ====================   =====================


                                     FS-42



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2007                   2006
                                               ---------------------  ---------------------
     AIM, continued:

     Technology
     Units issued                                         30,842                 37,845
     Units redeemed                                      (20,786)               (31,053)
                                               --------------------   ---------------------
     Net increase(decrease)                               10,056                  6,792
                                               ====================   =====================

     Janus:

     Growth
     Units issued                                           ----                   ----
     Units redeemed                                       (1,811)                (1,377)
                                               --------------------   ---------------------
     Net increase(decrease)                               (1,811)                (1,377)
                                               ====================   =====================

     Neuberger Berman:

     Balanced
     Units issued                                         13,213                 17,044
     Units redeemed                                      (13,088)               (12,852)
                                               --------------------   ---------------------
     Net increase(decrease)                                  125                  4,192
                                               ====================   =====================

     Growth
     Units issued                                         18,376                 13,552
     Units redeemed                                      (13,038)               (18,330)
                                               --------------------   ---------------------
     Net increase(decrease)                                5,338                 (4,778)
                                               ====================   =====================

     Guardian
     Units issued                                            317                    414
     Units redeemed                                         (451)                  (437)
                                               --------------------   ---------------------
     Net increase(decrease)                                 (134)                   (23)
                                               ====================   =====================

     Limited Maturity Bond
     Units issued                                          9,687                 13,760
     Units redeemed                                      (12,124)               (15,202)
                                               --------------------   ---------------------
     Net increase(decrease)                               (2,437)                (1,442)
                                               ====================   =====================

     Mid-Cap
     Units issued                                          7,086                     82
     Units redeemed                                         (344)                   (39)
                                               --------------------   ---------------------
     Net increase(decrease)                                6,742                     43
                                               ====================   =====================

     Partners
     Units issued                                         29,989                 53,254
     Units redeemed                                      (37,589)               (54,143)
                                               --------------------   ---------------------
     Net increase(decrease)                               (7,600)                  (889)
                                               ====================   =====================


                                     FS-43


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2007                   2006
                                               ---------------------   --------------------
     Rydex:

     Nova
     Units issued                                        393,518                 544,366
     Units redeemed                                     (387,209)               (551,801)
                                               --------------------    ---------------------
     Net increase(decrease)                                6,309                  (7,435)
                                               ====================    =====================

     OTC
     Units issued                                        224,318                 131,798
     Units redeemed                                     (221,552)               (159,294)
                                               --------------------    ---------------------
     Net increase(decrease)                                2,766                 (27,496)
                                               ====================    =====================

     Precious Metals
     Units issued                                        238,282                 326,588
     Units redeemed                                     (232,132)               (276,976)
                                               --------------------    ---------------------
     Net increase(decrease)                                6,150                  49,612
                                               ====================    =====================

     Inv. S&P 500
     Units issued                                        207,808                 594,119
     Units redeemed                                     (234,011)               (588,771)
                                               --------------------    ---------------------
     Net increase(decrease)                              (26,203)                  5,348
                                               ====================    =====================

     Gov. Long Bond
     Units issued                                         53,888                  39,302
     Units redeemed                                      (55,000)                (35,767)
                                               --------------------    ---------------------
     Net increase(decrease)                               (1,112)                  3,535
                                               ====================    =====================

     Third Avenue:

     Value
     Units issued                                        178,752                 198,001
     Units redeemed                                     (202,883)               (164,933)
                                               --------------------    ---------------------
     Net increase(decrease)                              (24,131)                 33,068
                                               ====================    =====================

     Vanguard:

     Money Market
     Units issued                                     20,762,909              28,177,212
     Units redeemed                                  (20,451,471)            (27,534,586)
                                               --------------------    ---------------------
     Net increase(decrease)                              311,438                 642,626
                                               ====================    =====================

     Equity Index
     Units issued                                        146,704                 150,741
     Units redeemed                                     (164,426)               (148,549)
                                               --------------------    ---------------------
     Net increase(decrease)                              (17,722)                  2,192
                                               ====================    =====================



                                     FS-44


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2007                   2006
                                               ---------------------   --------------------
     Vanguard, continued:

     Total Bond
     Units issued                                        165,824                 139,405
     Units redeemed                                     (141,411)                (90,170)
                                               --------------------    ---------------------
     Net increase(decrease)                               24,413                  49,235
                                               ====================    =====================

     REIT Index
     Units issued                                         91,394                 135,665
     Units redeemed                                     (129,454)                (88,132)
                                               --------------------    ---------------------
     Net increase(decrease)                              (38,060)                 47,533
                                               ====================    =====================

     Mid-Cap
     Units issued                                         79,002                 122,910
     Units redeemed                                      (76,853)                (92,167)
                                               --------------------    ---------------------
     Net increase(decrease)                                2,149                  30,743
                                               ====================    =====================

     Stock Market Index
     Units issued                                         33,811                  37,020
     Units redeemed                                      (24,372)                 (6,654)
                                               --------------------    ---------------------
     Net increase(decrease)                                9,439                  30,366
                                               ====================    =====================

     Equity Income
     Units issued                                         61,340                  76,863
     Units redeemed                                      (68,572)                (78,030)
                                               --------------------    ---------------------
     Net increase(decrease)                               (7,232)                 (1,167)
                                               ====================    =====================

     Growth
     Units issued                                        136,027                 187,472
     Units redeemed                                     (143,186)               (166,527)
                                               --------------------    ---------------------
     Net increase(decrease)                               (7,159)                 20,945
                                               ====================    =====================

     Balanced
     Units issued                                         32,060                  43,420
     Units redeemed                                      (28,122)                (37,874)
                                               --------------------    ---------------------
     Net increase(decrease)                                3,938                   5,546
                                               ====================    =====================

     High Yield Bond
     Units issued                                         61,416                  71,831
     Units redeemed                                      (66,279)                (45,880)
                                               --------------------    ---------------------
     Net increase(decrease)                               (4,863)                 25,951
                                               ====================    =====================


                                     FS-45


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2007                   2006
                                               ---------------------   --------------------
     Vanguard, continued:

     International
     Units issued                                        305,212                 330,604
     Units redeemed                                     (285,751)               (218,780)
                                               --------------------    ---------------------
     Net increase(decrease)                               19,461                 111,824
                                               ====================    =====================

     Diversified
     Units issued                                        216,772                 179,887
     Units redeemed                                     (201,791)               (157,359)
                                               --------------------    ---------------------
     Net increase(decrease)                               14,981                  22,528
                                               ====================    =====================

     Small Company Growth
     Units issued                                        146,243                 163,218
     Units redeemed                                     (164,262)               (146,644)
                                               --------------------    ---------------------
     Net increase(decrease)                              (18,019)                 16,574
                                               ====================    =====================

     Wells Fargo:

     Discovery
     Units issued                                         20,100                  12,652
     Units redeemed                                       (9,504)                (11,401)
                                               --------------------    ---------------------
     Net increase(decrease)                               10,596                   1,251
                                               ====================    =====================

     Opportunity
     Units issued                                          2,980                   4,885
     Units redeemed                                       (5,758)                 (5,254)
                                               --------------------    ---------------------
     Net increase(decrease)                               (2,778)                   (369)
                                               ====================    =====================

                                     FS-46

                          AMERITAS LIFE INSURANCE CORP.

                      STATUTORY FINANCIAL STATEMENTS AS OF

            DECEMBER 31, 2007 AND 2006 (RESTATED) AND FOR EACH OF THE

                THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2007

                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2007 and 2006, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements give retroactive effect to the merger of the Company and Ameritas Variable Life Insurance Company, which has been accounted for as a statutory merger as described in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 19.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, on the basis of accounting described in Note 1.

As discussed in Note 20, the accompanying 2006 and 2005 statutory financial statements have been restated.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 28, 2008

                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                              LIABILITIES AND SURPLUS
                                                  (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                                        2006
                                                                                                    As Restated,
                               ADMITTED ASSETS                                      2007            See Note 20
                                                                              ------------------ -------------------
    Bonds                                                                      $     1,610,609    $     1,594,673
    Preferred stocks   - unaffiliated                                                   31,921              8,970
                       - affiliated                                                     17,510             20,000
    Common stocks      - unaffiliated                                                  207,390            204,837
                       - affiliated                                                     83,043             49,192
    Mortgage loans                                                                     370,356            341,542
    Real estate  - properties occupied by the company                                   28,417             28,500
                 - properties held for the production of income                         37,446             37,910
                 - properties held for sale                                                  -             10,229
    Cash and cash equivalents                                                          (10,494)            12,085
    Short-term investments                                                              19,495             26,285
    Loans on insurance contracts                                                       105,747            101,699
    Partnerships and limited liability companies - real estate                          26,243             18,231
    Partnerships  - joint ventures                                                      76,401             63,367
    Other investments                                                                    3,455                962
    Receivable for securities                                                            8,066              4,593
                                                                              ------------------ -------------------

                  Total Cash and Invested Assets                                     2,615,605          2,523,075
                                                                              ------------------ -------------------

    Accrued investment income                                                           23,937             24,615
    Deferred and uncollected premiums                                                   18,984             21,098
    Current federal income taxes receivable - affiliates                                 9,050                  -
    Deferred tax asset                                                                  15,763             14,813
    Accounts receivable - affiliates                                                     1,333              4,672
    Data processing and other admitted assets                                            8,072              7,929
    Goodwill                                                                             4,587              5,667
    Separate accounts                                                                3,694,975          3,378,838
                                                                              ------------------ -------------------

                      Total Admitted Assets                                    $     6,392,306    $     5,980,707
                                                                              ================== ===================



The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                             LIABILITIES AND SURPLUS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                                        2006
                                                                                                    As Restated,
                           LIABILITIES AND SURPLUS                                  2007            See Note 20
                                                                              ------------------ -------------------
Policy reserves                                                                $     1,580,554    $     1,566,418
Deposit-type funds                                                                     109,239             91,531
Reserves for unpaid claims                                                              33,770             34,531
Dividends payable to policyowners                                                       10,171             10,260
Interest maintenance reserve                                                             2,323              2,786
Accrued separate account transfers                                                     (87,191)           (91,802)
Current federal income taxes payable - affiliates                                            -              2,936
Asset valuation reserve                                                                 68,603             62,456
Accounts payable - affiliates                                                            2,179                375
Borrowed money - affiliates                                                             17,479             27,466
Payable for securities                                                                   5,375                385
Other liabilities                                                                       76,709             80,291
Separate accounts                                                                    3,694,975          3,378,838
                                                                              ------------------ -------------------

                  Total Liabilities                                                  5,514,186          5,166,471
                                                                              ------------------ -------------------

Common stock, par value $0.10 per share; 25,000,000 shares
  authorized, issued and outstanding                                                     2,500              2,500
Additional paid-in capital                                                               5,000              5,000
Unassigned surplus                                                                     870,620            806,736
                                                                              ------------------ -------------------

                  Total Surplus                                                        878,120            814,236
                                                                              ------------------ -------------------
                      Total Liabilities and Surplus                            $     6,392,306    $     5,980,707
                                                                              ================== ===================


The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                           Years Ended December 31
                                                          ----------------------------------------------------------
                                                                                    2006                2005
                                                                                As Restated,        As Restated,
                                                                 2007           See Note 20         See Note 20
                                                          ------------------- ------------------ -------------------
INCOME
Premium income                                             $     1,056,206     $     1,124,557    $       934,158
Net investment income                                              137,185             133,519            141,899
Miscellaneous income                                                53,054              50,072             50,283
                                                          ------------------- ------------------ -------------------
                  Total income                                   1,246,445           1,308,148          1,126,340
                                                          ------------------- ------------------ -------------------


EXPENSES
Benefits to policyowners                                           900,640             902,088            859,355
Change in policy reserves                                           14,136             (58,306)           (10,671)
Commissions                                                         57,760              63,961             66,225
General insurance expenses                                         136,709             118,429            126,358
Taxes, licenses and fees                                            17,709              15,091             14,674
Net premium transferred to(from)
  separate accounts                                                 32,454             180,736            (17,044)
                                                          ------------------- ------------------ -------------------
                  Total expenses                                 1,159,408           1,221,999          1,038,897
                                                          ------------------- ------------------ -------------------

Income before dividends, federal income taxes,
   and realized capital gains                                       87,037              86,149             87,443

Dividends appropriated for policyowners                             10,157              10,202             10,479
                                                          ------------------- ------------------ -------------------
Income before federal income taxes and                              76,880              75,947             76,964
   realized capital gains

Federal income tax expense                                          21,484              23,409             21,468
                                                          ------------------- ------------------ -------------------
Income from operations before realized capital gains                55,396              52,538             55,496

Realized capital gains on investments, net of tax
   expense of $13,432, $12,671 and $6,106 and transfers
   to(from) the interest maintenance reserve of $45,
   ($54) and $1,343 in 2007, 2006 and 2005, respectively            22,269              18,107             12,595
                                                          ------------------- ------------------ -------------------

Net income                                                 $        77,665     $        70,645    $        68,091
                                                          =================== ================== ===================


The accompanying notes are an integral part of these statutory financial statements.

                                                                 AMERITAS LIFE INSURANCE CORP.
                                                          STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                                                     FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                                                        (in thousands)

                                                     Common Stock               Additional
                                              ------------------------------      Paid-in           Unassigned           Total
                                                 Shares          Amount           Capital            Surplus            Surplus
                                              -------------- --------------- -----------------  ----------------- ------------------
BALANCE, January 1, 2005                            25,000     $    2,500      $       5,000      $     696,276     $       703,776
     Net income                                          -              -                  -             68,091              68,091
     Change in net unrealized gains on
       investments, net of taxes                         -              -                  -              9,556               9,556
     Change in net deferred income taxes                 -              -                  -               (620)               (620)
     Change in non-admitted assets                       -              -                  -             (5,282)             (5,282)
     Change in liability for reinsurance
       in unauthorized companies, net of tax                                                                 (1)                 (1)
     Cumulative effect of change in
       accounting principle                              -              -                  -               (831)               (831)
     Change in asset valuation reserve                   -              -                  -            (17,058)            (17,058)
                                              -------------- --------------- -----------------  ----------------- ------------------

BALANCE, December 31, 2005                          25,000     $    2,500      $       5,000      $     750,131     $       757,631
     Net income                                          -              -                  -             70,645              70,645
     Change in net unrealized gains on
       investments, net of taxes                         -              -                  -            (23,358)            (23,358)
     Change in net deferred income taxes                 -              -                  -              2,114               2,114
     Change in non-admitted assets                       -              -                  -                514                 514
     Change in liability for reinsurance
       in unauthorized companies, net of tax             -              -                  -                  3                   3
     Cumulative effect of change in
       accounting principle                              -              -                  -               (676)               (676)
     Change in asset valuation reserve                   -              -                  -              7,363               7,363
                                              -------------- --------------- -----------------  ----------------- ------------------

BALANCE, December 31, 2006                          25,000     $    2,500      $       5,000      $     806,736     $       814,236
     Net income                                          -              -                  -             77,665              77,665
     Change in net unrealized gains on
       investments, net of taxes                         -              -                  -             (3,629)             (3,629)
     Change in net deferred income taxes                 -              -                  -              4,124               4,124
     Change in non-admitted assets                       -              -                  -             (6,811)             (6,811)
     Change in liability for reinsurance
       in unauthorized companies, net of tax             -              -                  -                (26)                (26)
     Correction of error (see Note 20)                   -              -                  -             (1,292)             (1,292)
     Change in asset valuation reserve                   -              -                  -             (6,147)             (6,147)
                                              -------------- --------------- -----------------  ----------------- ------------------

BALANCE, December 31, 2007                          25,000     $    2,500      $       5,000      $     870,620     $       878,120
                                              ============== =============== =================  ================= ==================

The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF CASH FLOWS
                                                   (in thousands)

                                                                             Years Ended December 31
                                                               -----------------------------------------------------
                                                                                       2006              2005
                                                                                   As Restated,      As Restated,
                                                                      2007         See Note 20       See Note 20
OPERATING ACTIVITIES                                          ----------------- ---------------- ------------------
 Premium collected net of reinsurance                           $     1,055,551   $    1,125,683   $       931,119
 Net investment income received                                         141,558          136,426           146,546
 Miscellaneous income                                                    67,577           61,080            60,019
 Benefits paid to policyowners                                         (896,566)        (899,323)         (853,533)
 Net transfers (to) from separate accounts                              (30,007)        (178,620)           22,806
 Commissions, expenses and taxes paid                                  (225,802)        (206,404)         (220,092)
 Dividends paid to policyowners                                         (10,233)         (10,393)          (10,532)
 Federal income taxes paid                                              (46,206)         (28,368)          (33,164)
                                                               ----------------- ---------------- ------------------
      Net cash from operating activities                                 55,872               81            43,169
                                                               ----------------- ---------------- ------------------

 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                      570,314          455,198           424,171
 Cost of investments acquired                                          (654,460)        (475,883)         (497,133)
 Net change in loans on insurance contracts                              (4,021)          (1,265)           (6,611)
                                                               ----------------- ---------------- ------------------
      Net cash from investing activities                                (88,167)         (21,950)          (79,573)
                                                               ----------------- ---------------- ------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES
 Payments on borrowed funds                                              (9,942)          (2,485)                -
 Change in deposit-type funds without life contingencies                 13,880            5,793            (9,784)
 Other miscellaneous, net                                                (1,012)           4,241             3,237
                                                               ----------------- ---------------- ------------------
      Net cash from financing and miscellaneous activities                2,926            7,549            (6,547)
                                                               ----------------- ---------------- ------------------

 NET DECREASE IN CASH AND CASH EQUIVALENTS AND SHORT-TERM
   INVESTMENTS                                                          (29,369)         (14,320)          (42,951)

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS -
   BEGINNING OF YEAR                                                     38,370           52,690            95,641
                                                               ----------------- ---------------- ------------------
 CASH AND CASH EQUIVALENTS AND SHORT- TERM INVESTMENTS - END
   OF YEAR                                                      $         9,001   $       38,370   $        52,690
                                                               ================= ================ ==================

Non-cash transactions:
  Deferred gain on sale of other invested assets                $             -  $             -   $         2,067
  Proceeds on real estate partnerships dissolved and converted                -                -             5,793
  Acquisition cost on partnerships converted to direct
    real estate                                                               -                -             5,796
  Note payable to affiliate on subsidiary stock redemption                    -           29,825                 -
  Mortgage loan foreclosed and transferred to real estate                     -              595                 -
  Mortgage loan from a real estate partnership basis
    adjustment due to refinance                                               -            4,400                 -
  Common stock adjustments on dissolution of affiliates                  10,855           45,987                 -

 The accompanying notes are an integral part of these statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1.   Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
Ameritas Life Insurance Corp. (the Company), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of UNIFI Mutual Holding Company (UNIFI).

Effective January 1, 2006, Ameritas Acacia Mutual Holding Company (AAMHC) and Union Central Mutual Holding Company (UCMHC) merged to form UNIFI in a business combination accounted for as a pooling of interests. In a concurrent event, The Union Central Life Insurance Company (UCL) was converted from an Ohio mutual life insurance company to an Ohio stock life insurance company, wholly owned by the newly formed UCMHC. Also in a concurrent event, the capital stock of Union Central was contributed to UNIFI's wholly-owned holding company, AHC. AHC owns three stock life insurance companies, the Company, Acacia Life Insurance Company (Acacia Life) and UCL. AHC also wholly-owns Summit Investment Advisors, Inc.
(SIA), an advisor providing investment management services.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

The Company owns 100% of First Ameritas Life Insurance Corp. of New York (FALIC), a New York domiciled life insurance subsidiary, LifeRe Insurance Company (acquired July 3, 2007) (LifeRe), a Texas domiciled life insurance subsidiary, and Pathmark Administrators Inc., a third-party administrator. Ameritas Investment Advisors, Inc. (AIA), an advisor providing investment management services, was wholly owned by the Company until July 1, 2007 when it was sold to AHC. Ameritas owns 80% of Ameritas Investment Corp. (AIC), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA (formerly AmerUs Life Insurance Company).

Effective September 1, 2006, AMAL Corporation (AMAL) repurchased its outstanding shares of stock from Acacia Life and Acacia Financial Corporation (AFCO) and issued two notes payable. On this date, AMAL became a wholly owned subsidiary of the Company. Effective September 30, 2006 AMAL was dissolved into its parent, the Company. Prior to September 1, 2006, the Company owned 85.77% of AMAL, which wholly owned Ameritas Variable Life Insurance Company (now merged with the Company, see Note 2) (AVLIC), The Advisors Group, Inc. (TAG), a former broker dealer (dissolved as of December 29, 2006), and a 66.41% interest in Ameritas Investment Corp. (AIC), a broker dealer. Prior to September 26, 2005, the Company owned 52.41% of AMAL.

Acacia Life is an insurance company domiciled in the District of Columbia. Acacia Life is a 100% owner of AFCO, which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include:
Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

UCL is an insurance company domiciled in the state of Ohio. UCL's wholly owned subsidiaries include Summit Investment Partners, Inc., an investment advisor
(SIP); Carillon Investments, Inc., (prior to June 30, 2006) a broker-dealer (now merged with AIC); PRBA, Inc., the holding company of a pension administration company; Summit Investment Partners, LLC, an investment advisor (liquidated as of July 1, 2007) and Union Central Mortgage Funding, Inc, a mortgage banking business.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Nature of Operations, (continued)
The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

     (c) Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks are carried at amortized cost or fair value depending upon the characteristics of the security;

     (d) Subsidiaries are included as common stock carried under the equity method, with the equity in net income of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement;

     (e) Investments in limited partnerships, limited liability companies and joint venture investments are accounted for on the GAAP equity method, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control;

     (f) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

     (g) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

     (h) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Basis of Presentation, (continued)
     (i) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

     (j) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (k) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (l) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset;

     (m) Comprehensive income and its components are not presented in the statutory financial statements; and

     (n) Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. However, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation.

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and income taxes.

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)
using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost as the NAIC designation is RP3 and P3 or above.

Common stocks are generally carried at NAIC fair value. The change in the stated value is generally recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

The Company carries subsidiaries and affiliates as follows: FALIC and LifeRe at audited statutory equity; Pathmark, AFSB, AIC and affiliated mutual funds in which the Company has an interest of 10% or more at the Company's proportionate share of the audited GAAP equity; and AIA as non-admitted unaudited GAAP equity (2006 only).

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the asset valuation reserve.

Investments in real estate are stated at the lower of depreciated cost or fair value less encumbrances. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

Investments in real estate partnerships, limited liability companies and joint ventures are carried based on the underlying GAAP equity of the investee with unrealized gains and losses reflected in unassigned surplus. Other than temporary impairments of $1,078, $670 and $276 were recorded as realized losses during 2007, 2006 and 2005, respectively.

Other investments are primarily collateral loans (2007 only) and low-income housing tax credits carried under the amortized cost method in 2007 and 2006. In 2005, prior to the change in accounting principle, low-income housing tax credits were carried under the equity method.

Derivative instruments are stated at fair value. The Company has issued covered call options outstanding with a fair value of $0 and $24 at December 31, 2007 and 2006, respectively. The purpose of these options is for income generation and not as a hedging activity.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)
Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. No amount was excluded from unassigned surplus at December 31, 2007, 2006 and 2005, respectively.

Property
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense was $3,748, $3,758 and $3,648 for the years ended December 31, 2007, 2006 and 2005 respectively.

Maintenance and repairs are charged to expense as incurred.

EDP Equipment and Software
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets, receivable related to prepaid pension assets, furniture and equipment, and nonoperating system software are designated as non-admitted under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus. Total non-admitted assets were $54,618 and $47,807 as of December 31, 2007 and 2006, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Policy Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Policy Reserves and Deposit-type Funds, (continued) as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pended/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyowners
A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $3,549,574 or 17.1% and $4,603,861 or 20.5% of the individual life policies in force as of December 31, 2007 and 2006, respectively. The Company distributed dividends in the amount of $10,247, $10,421 and $10,533 to policyowners and did not allocate any additional income to such policyowners for the years ended December 31, 2007, 2006 and 2005, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyowner account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $508, $383 and $300 for 2007, 2006 and 2005, respectively.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the statutory statements of admitted assets, liabilities and surplus. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

The statute of limitations, generally, is closed for the Company through December 31, 2002. In 2007, the Internal Revenue Service completed and settled an examination for the federal income tax returns of the Company and Acacia Life and their affiliates for the tax years of 2004 and 2003.

Separate Accounts
The Company issues variable annuities, variable life contracts, and experience-rated group annuities, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity, variable life contracts and experience-rated group annuities are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from, and benefits paid, to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity, variable life contracts and experience-rated group annuities are not reflected in the Company's statutory statements of operations.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds and Preferred Stocks-Unaffiliated - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

     Preferred Stocks-Affiliated - The carrying amounts approximate fair value.

     Common Stocks - For publicly traded securities, fair value is determined using prices published by the NAIC Securities Valuation Office. Stocks in affiliates are carried on the equity method and, therefore, are not included as part of the fair value disclosure.

     Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

     Cash and Cash Equivalents, Short-term Investments, Other Investments, and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis.

     Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

     Deposit-Type Funds - Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

     Borrowed money - The fair value is estimated using discounted cash flow analyses based on current incremental borrowing rates for similar types of borrowing arrangements.

     Separate Account Assets and Liabilities - The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

During 2007, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular mortgage-backed and asset-backed fixed maturity securities. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted securities by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

The Company has an exposure to subprime mortgage loans within its total investments in residential mortgage backed securities (RMBS).

The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to RMBS against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to RMBS along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime RMBS for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2007, the Company's total investment in RMBS represents securities with an adjusted cost basis of $66,367 and a fair value of $62,965. As of December 31, 2007, the Company's subprime exposure related to subprime RMBS represents securities with an adjusted cost basis of $3,485 and a fair value of $3,600.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation. Such reclassifications were not material, either individually or in the aggregate.

Accounting Pronouncements
SETTLEMENT REQUIREMENTS FOR INTERCOMPANY TRANSACTIONS, AN AMENDMENT TO SSAP NO. 25 - ACCOUNTING FOR AND DISCLOSURES ABOUT TRANSACTIONS WITH AFFILIATES AND OTHER RELATED PARTIES. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 96. Effective January 1, 2007, the Company adopted SSAP No. 96, "Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties". This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Accounting Pronouncements, (continued)
INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES, A REPLACEMENT OF SSAP NO. 88. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 97.
Effective January 1, 2007, the Company adopted SSAP No. 97, "Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88". This statement provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

ACCOUNTING FOR LOW INCOME HOUSING TAX CREDIT PROPERTY INVESTMENTS, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 93 Effective January 1, 2006, the Company adopted SSAP No. 93, "Accounting for Low Income Housing Tax Credit Property Investments". This statement establishes the valuation method for recording investments in low income housing tax credit properties. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 93 was a reduction in unassigned surplus of $676 which was comprised of a reduction to other investments of $788 and a reduction to the AVR beginning balance of $112. The Company has up to 8 remaining years of unexpired tax credits and is required to hold these investments for up to 12 years. The prior period has not been restated as it was not permitted by SSAP No. 93.

INVESTMENTS IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 88
Effective January 1, 2005, the Company adopted SSAP No. 88, "Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46". SSAP No. 88 addresses the valuation of subsidiary, controlled, and affiliated entities. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 88 was a reduction in unassigned surplus of $831.

2.   Statutory Merger and Business Combination

The Company merged with AVLIC, a wholly owned subsidiary of the Company, on May 1, 2007. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. Prior year has been adjusted to reflect comparative merged company financial information.

The following information is provided "as if" the merger occurred at the balance sheet date of December 31:

                                                                   2006
                  --------------------------------------------------------------------------------------------------
                                                                     Ameritas Life
                     Ameritas Life       AVLIC                         As Merged,      Correction     Ameritas Life
                    As Previously   As Previously                      Prior To        Of Error,        As Merged
                       Reported       Reported      Eliminations     Restatement      See Note 20     And Restated
--------------------------------------------------------------------------------------------------------------------
Income            $      867,257   $     277,090  $     (7,463)    $    1,136,884   $    171,264    $    1,308,148
Net Income                54,214          19,331        (2,900)            70,645              -            70,645
Total Surplus            814,236         141,740      (141,740)           814,236              -           814,236
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

2.   Statutory Merger and Business Combination, (continued)

The following information is provided "as if" the merger occurred at the balance sheet date of December 31:

                                                                2005
                 ---------------------------------------------------------------------------------------------------
                                                                    Ameritas Life
                    Ameritas Life       AVLIC                         As Merged,       Correction   Ameritas Life As
                    As Previously   As Previously                      Prior To        Of Error,       Merged And
                       Reported       Reported      Eliminations     Restatement      See Note 20       Restated
--------------------------------------------------------------------------------------------------------------------
Income            $      668,693   $     283,233  $    (15,280)    $      936,646   $    189,694    $    1,126,340
Net Income                52,690          15,401             -             68,091              -            68,091
Total Surplus            757,631         125,913      (125,913)           757,631              -           757,631
--------------------------------------------------------------------------------------------------------------------

Effective July 3, 2007, the Company purchased 100% of the outstanding common stock of LifeRe Corporation, a Texas domiciled holding company, which owned 100% of LifeRe Insurance Company, a Texas domiciled life, accident and health insurance company for $21,262 in cash. The transaction was accounted for as a statutory purchase and resulted in goodwill recorded in the investment carrying value in the amount of $11,331. Goodwill amortization relating to this purchase was $2,518 for the year ended December 31, 2007.

3.  Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2007:

                                                                       Gross           Gross
                                                Book/Adjusted       Unrealized      Unrealized
                                                Carrying Value         Gains          Losses           Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                             $          189,139  $        6,117  $          616 $          194,640
All Other Governments                                     1,428              28               -              1,456
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          200,613           1,111           1,189            200,535
Public Utilities (Unaffiliated)                         101,460           1,900             971            102,389
Industrial & Miscellaneous (Unaffiliated)             1,117,969          24,720          13,678          1,129,011
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                  $        1,610,609  $       33,876  $       16,454 $        1,628,031
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Bonds, (continued)
The table below provides additional information relating to bonds held at December 31, 2006:

                                                                       Gross           Gross
                                                Book/Adjusted       Unrealized      Unrealized
                                                Carrying Value         Gains          Losses           Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                             $          220,309  $        3,745  $        3,443 $          220,611
All Other Governments                                     2,239              40               -              2,279
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          205,040             243           4,510            200,773
Public Utilities (Unaffiliated)                         108,451           1,741           1,842            108,350
Industrial & Miscellaneous (Unaffiliated)             1,058,634          20,296          14,116          1,064,814
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                  $        1,594,673  $       26,065  $       23,911 $        1,596,827
====================================================================================================================

Bonds and Stocks
An aging of unrealized losses on the Company's investments in bonds, preferred stocks - unaffiliated and common stocks - unaffiliated were as follows:

                                                                    December 31, 2007
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                            Fair     Unrealized      Fair      Unrealized      Fair       Unrealized
                                            Value      Losses        Value       Losses        Value        Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $    34,820 $       200   $    18,922 $       416   $    53,742 $       616
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     13,931         107        81,004       1,082        94,935       1,189
Public Utilities (Unaffiliated)              21,157         253        27,421         718        48,578         971
Industrial & Miscellaneous
  (Unaffiliated)                            212,128       7,272       237,063       6,406       449,191      13,678
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 282,036       7,832       364,410       8,622       646,446      16,454
--------------------------------------------------------------------------------------------------------------------
Preferred Stocks (Unaffiliated)              13,374         785             -           -        13,374         785
Common Stocks (Unaffiliated)                 59,100       4,710         1,213         240        60,313       4,950
--------------------------------------------------------------------------------------------------------------------
Total                                   $   354,510 $    13,327   $   365,623 $     8,862   $   720,133 $    22,189
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Bonds and Stocks, (continued)

                                                                    December 31, 2006
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                            Fair     Unrealized      Fair      Unrealized      Fair       Unrealized
                                            Value      Losses        Value       Losses        Value        Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $    36,777 $       277   $   111,613 $     3,167   $   148,390 $     3,443
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     32,409         254       153,425       4,255       185,834       4,510
Public Utilities (Unaffiliated)              24,234         312        40,969       1,531        65,203       1,842
Industrial & Miscellaneous
  (Unaffiliated)                            137,195       1,210       405,745      12,905       542,940      14,116
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 230,615       2,053       711,752      21,858       942,367      23,911
--------------------------------------------------------------------------------------------------------------------
Preferred Stocks (Unaffiliated)               1,020           2         1,566          58         2,586          60
Common Stocks (Unaffiliated)                 16,611         768             -           -        16,611         768
--------------------------------------------------------------------------------------------------------------------
Total                                   $   248,246 $     2,823   $   713,318 $    21,916   $   961,564 $    24,739
--------------------------------------------------------------------------------------------------------------------

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2007 or 2006 are temporary.

For substantially all preferred stocks - unaffiliated and common stocks - unaffiliated securities with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other than temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2007 or 2006 are temporary.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2007 and 2006, bonds totaling $68,903 and $58,365, respectively, (4.3% and 3.5%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2007, 2006 and 2005, the Company recorded realized losses for other than temporary impairments on bonds of $1,657, $1,890 and $405, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Bonds and Stocks, (continued)
The carrying value and fair value of bonds at December 31, 2007 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               Book/Adjusted
                                                                              Carrying Value        Fair Value
--------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                      $        80,795    $        81,054
Due after one year through five years                                                387,442            396,708
Due after five years through ten years                                               636,140            639,285
Due after ten years                                                                  362,479            361,514
Bonds with multiple repayment dates                                                  143,753            149,470
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                  $     1,610,609    $     1,628,031
====================================================================================================================

Bonds not due at a single maturity date have been included in the table above in the year of final maturity.

Sales of bond investments in 2007, 2006 and 2005 resulted in proceeds of $91,850, $35,770 and $65,311, respectively, on which the Company realized gross gains of $3,474, $983 and $1,867, respectively, and gross losses of $420, $520 and $1,540, respectively.

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans issued during 2007 are 6.75% and 5.93%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2007, 2006 and 2005.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2007 and 2006 are as follows:

                                                                                      2007              2006
--------------------------------------------------------------------------------------------------------------------
California                                                                       $        44,024  $        38,930
Utah                                                                                      25,533           19,140
Minnesota                                                                                 25,363           19,757
Ohio                                                                                      25,281           18,224
Arizona                                                                                   22,344           24,197
Oklahoma                                                                                  21,775           18,805
Texas                                                                                     21,086           26,945
All other states                                                                         184,950          175,544
--------------------------------------------------------------------------------------------------------------------
                                                                                 $       370,356  $       341,542
====================================================================================================================

At December 31, 2007, 2006 and 2005, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Fair Value of Financial Instruments
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                               2007                             2006
                                                 -------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
    Bonds                                         $    1,610,609  $    1,628,031   $    1,594,673  $    1,596,827
    Preferred stocks - unaffiliated                       31,921          31,507            8,970           9,352
    Preferred stocks - affiliated                         17,510          17,510           20,000          20,000
    Common stocks - unaffiliated                         207,390         207,390          204,837         204,856
    Mortgage loans                                       370,356         380,775          341,542         339,909
    Cash and cash equivalents                            (10,494)        (10,494)          12,085          12,085
    Short-term investments                                19,495          19,495           26,285          26,285
    Loans on insurance contracts                         105,747         104,421          101,699         101,699
    Other investments                                      3,455           3,455              962             962
    Accrued investment income                             23,937          23,937           24,615          24,615
    Assets related to separate accounts                3,694,975       3,694,975        3,378,838       3,378,838
Financial Liabilities:
    Deposit-type funds                            $      109,239  $      109,239   $       91,531  $       91,531
    Borrowed money - affiliates                           17,479          17,526           27,466          27,359
    Liabilities related to separate accounts           3,694,975       3,694,975        3,378,838       3,378,838
--------------------------------------------------------------------------------------------------------------------

4.  Income Taxes

The following are federal income taxes paid in the current and prior years that will be available for recoupment in the event of future losses:

                                     $
          2007                          32,002
          2006                          37,944
          2005                          27,998

Federal income taxes incurred at December 31 consist of the following major components:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Current federal income taxes
Operations                                                     $        21,484   $        23,409  $        21,468
Capital gains                                                           13,432            12,671            6,106
Correction of error (see Note 20)                                         (696)                -                -
--------------------------------------------------------------------------------------------------------------------
                                                                        34,220            36,080           27,574
Change in net deferred income taxes                                     (4,124)           (2,114)             620
--------------------------------------------------------------------------------------------------------------------
    Total federal income taxes incurred                        $        30,096   $        33,966  $        28,194
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

4.   Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                       2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Income before federal income taxes and realized capital gains     $     76,880      $     75,947     $     76,964
Net realized capital gains before federal income taxes and
  transfers to IMR                                                      35,746            30,724           20,044
Correction of error (see Note 20)                                       (1,988)                -                -
--------------------------------------------------------------------------------------------------------------------
Total pretax income                                                    110,638           106,671           97,008
Change in non-admitted assets                                           (6,588)           (1,096)          (2,377)
Tax exempt income                                                      (10,784)          (11,467)         (12,278)
Nondeductible expenses                                                    (114)            5,337              614
Change in accounting principle                                               -              (788)               -
Other                                                                   (4,479)           (1,446)          (1,339)
--------------------------------------------------------------------------------------------------------------------
                                                                        88,673            97,211           81,628
Statutory tax rate                                                        0.35              0.35             0.35
--------------------------------------------------------------------------------------------------------------------
                                                                        31,036            34,024           28,570
Change in federal income tax reserve                                      (647)              221              115
Tax credits                                                               (293)             (279)            (491)
--------------------------------------------------------------------------------------------------------------------
      Total federal income taxes incurred                         $     30,096      $     33,966     $     28,194
====================================================================================================================

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                      2007              2006
--------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                                     $         3,008  $         2,458
Deferred policy acquisition costs                                                         18,042           18,416
Future policy and contract benefits                                                        6,810            7,429
Policyowner dividends                                                                      3,560            3,591
Acacia Life Insurance Company distribution                                                 2,420            2,814
Pension and postretirement benefits                                                       10,884            9,364
Non-admitted assets                                                                       13,655           11,349
Other                                                                                      1,958            1,563
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                 60,337           56,984
--------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
Unrealized investment gains                                                               18,365           18,209
Acacia National Life Insurance Company inforce                                             1,134            1,461
Other                                                                                      9,472            7,999
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                                            28,971           27,669
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                                                    31,366           29,315
Less:  non-admitted deferred tax assets                                                   15,603           14,502
--------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax asset                                                  $        15,763  $        14,813
====================================================================================================================

Increase (decrease) in deferred tax assets non-admitted                          $         1,101  $        (1,657)
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

4.   Income Taxes, (continued)

The change in net deferred income taxes is comprised of the following:

                                                                          December 31
                                                                     2007             2006             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        60,337   $        56,984  $         3,353
Gross deferred tax liabilities                                          28,971            27,669            1,302
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        31,366   $        29,315            2,051
==================================================================================================
Tax effect of unrealized gains                                                                              2,073
                                                                                                 -------------------
Change in net deferred income tax                                                                 $         4,124
                                                                                                 ===================

                                                                          December 31
                                                                     2006             2005             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        56,984   $        55,508  $         1,476
Gross deferred tax liabilities                                          27,669            24,266            3,403
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        29,315   $        31,242           (1,927)
==================================================================================================
Tax effect of unrealized gains                                                                              4,041
                                                                                                 -------------------
Change in net deferred income tax                                                                 $         2,114
                                                                                                 ===================

                                                                          December 31
                                                                     2005             2004             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        55,508   $        56,315  $          (807)
Gross deferred tax liabilities                                          24,266            35,523          (11,257)
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        31,242   $        20,792           10,450
==================================================================================================
Tax effect of unrealized gains                                                                            (11,070)
                                                                                                 -------------------
Change in net deferred income tax                                                                 $          (620)
                                                                                                 ===================

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was decreased by $647 in 2007.

5.   Information Concerning Parent, Subsidiaries and Affiliates

Effective June 30, 2007, the Company sold 100% of the outstanding common shares of AIA to the Company's parent, AHC, for $660 in cash resulting in a realized capital gain of $559. AIA subsequently changed its name to SIA. SIA is an advisor providing investment management services to all the insurance companies within UNIFI.

Effective July 1, 2007, Summit Investment Partners LLC, an advisor that provided investment management services, was liquidated into its parent company, UCL. UCL contributed its unaffiliated investment service contracts to SIP.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

5.   Information Concerning Parent, Subsidiaries and Affiliates, (continued)

On November 7, 2007, LifeRe Corporation was dissolved into the Company whereby the Company is currently a 100% owner of LifeRe Insurance Company. Upon dissolution, the Company received consideration in the amount of $17 resulting in no realized capital gain or loss. Included in the book/adjusted carrying value of LifeRe Corporation was $8,813 of goodwill, which was released upon the dissolution.

With the AMAL dissolution into the Company as of September 30, 2006, included in the book/adjusted carry value of AMAL was $21,711 of goodwill, which was released at that time. The Company received assets totaling $2,766 and liabilities of $40,856 (including $29,825 as disclosed in Note 6 - Borrowed Money and $10,000 related to a note with the Company, which was subsequently retired upon the dissolution).

On December 29, 2006, TAG was dissolved into the Company. Upon dissolution the Company received consideration in the amount of $807 resulting in no realized capital gain or loss.

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2007, 2006 and 2005, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2007 and 2006, the Company redeemed 100,000 shares at $2,500.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds.

On December 30, 2005, Veritas Corp. was dissolved into the Company. Upon dissolution, the Company received consideration in the amount of $159 resulting in a realized capital gain of $23.

Effective April 1, 2002, AVLIC (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,080, $1,079 and $1,080 for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company's variable life and annuity products are distributed through affiliated broker dealers. Policies placed by these affiliates generated commission expense of $20,449, $21,528 and $23,793 for the years ended December 31, 2007, 2006 and 2005, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

5.   Information Concerning Parent, Subsidiaries and Affiliates, (continued)

The Company has a variable insurance trust (VIT). The Company offers, in conjunction with FALIC, the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $637,900 and $604,966 in the VIT as of December 31, 2007 and 2006, respectively. FALIC had separate account investments of $238 and $259 in the VIT as of December 31, 2007 and 2006, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Summit Mutual Funds, Inc. (SMF), affiliates, to policyowners through the separate accounts. Separate account investments in the mutual funds offered through CVS and SMF were $312,611 and $253,367 as of December 31, 2007 and 2006, respectively.

The Company had short-term investments of $116 and $491 in mutual funds of an affiliate at December 31, 2007 and 2006, respectively, included in short-term investments.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                                                        Receivable (Payable)
--------------------------------------------------------------------------------------------------------------------
Ameritas Holding Company                                                                 $          (425)
Union Central Life Insurance Company                                                              (1,392)
LifeRe Insurance Company                                                                             287
First Ameritas Life Insurance Corp. of New York                                                      487
Pathmark Administrators Inc.                                                                        (209)
Ameritas Investment Corp.                                                                            379
Summit Investment Advisors, Inc.                                                                     (11)
Acacia Life Insurance Company                                                                       (142)
Acacia Federal Savings Bank                                                                            4
Acacia Financial Corporation                                                                           2
Calvert Group, LTD                                                                                   146
Summit Investment Partners, Inc.                                                                      28
--------------------------------------------------------------------------------------------------------------------

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2007 and 2006, reducing the respective ceded allowance to $82 and $81 which is included as a reduction of policy reserves. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $1,290 and $1,806 of additional reserves as of December 31, 2007 and 2006, respectively.

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $271, $827 and $1,147 received under administrative service agreements for the years ended December 31, 2007, 2006 and 2005, respectively. Reimbursements of $14,006, $7,006 and $3,777 for the years ended December 31, 2007, 2006 and 2005 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

5.   Information Concerning Parent, Subsidiaries and Affiliates, (continued)

advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $2,570, $2,041 and $2,001 for the years ended December 31, 2007, 2006 and 2005, respectively.

6.   Borrowed Money

Effective September 1, 2006 the Company has an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and AFCO. These notes were issued by a 100% owned subsidiary, AMAL, during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes are payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carry a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The Company may not prepay the notes in whole or in part at any time prior to the maturity date. There are no collateral requirements associated with these notes.

The Company has a $15,000 unsecured line of credit available at December 31, 2007. No balance was outstanding at any time during 2007 or 2006. The line of credit expires May 31, 2008.

7.   Benefit Plans

Defined Benefit Plan
The Company participates in a non-contributory defined benefit plan (the Plan or the Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia Life.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. During 2007, 2006 and 2005, the Company paid $5,000, $5,000 and $15,650, respectively to AHC which in turn contributed the money to the Plan. The balance of the prefunded pension expense receivable was $13,982 and $12,085 at December 31, 2007 and 2006, respectively, and is a non-admitted asset.

While their pension plans were merged, the separate benefit formulas of the Ameritas Plan and Acacia Plan still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies. The Company incurred pension expense of $3,103, $3,447 and $14,041 in 2007, 2006 and 2005, respectively, for its participation in the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $102,960 and $98,000 at December 31, 2007 and 2006, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia Life.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

Defined Contribution Plans
The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. Company matching contributions under the defined contribution plan range from 0.5% to 3% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6% of the participant's compensation for those employees hired prior to January 1, 2006 and 5% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $4,230, $3,410 and $3,383 in 2007, 2006 and 2005, respectively.

The defined contribution plans' assets also include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, the Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $229,191 and $207,500 at December 31, 2007 and 2006, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia Life.

Postretirement Benefit Plans
The Company provides certain health care benefits to retired employees who were hired prior to January 1, 2005. For associates eligible to retire at January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The postretirement benefit obligation and net periodic postretirement benefit cost in the financial statements and accompanying notes do reflect the effects of the Act on the Plan.

In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. In January 2005, the Center for Medicare and Medicaid Services issued the final regulations for the Act including the determination of actuarial equivalence. The Company has determined that its plans are actuarially equivalent. The Company qualified for and elected to receive the 28% federal subsidy on allowable gross prescription drug costs of qualified retirees. The Company received subsidy payments of $77 and $47 in 2007 and 2006, respectively. The Company did not receive any subsidy payments in 2005. The measures of benefit obligations and net periodic pension cost reflect effects of the Act.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

Postretirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the postretirement benefit obligations and fair value of assets for the years ended December 31, 2007, 2006 and 2005 and a statement of the funded status as of the December 31 measurement date of all years:

                                                                    2007              2006              2005
--------------------------------------------------------------------------------------------------------------------
Reconciliation in benefit obligation
    Benefit obligation at beginning of year                    $         6,503  $         5,558   $         6,693
    Transfer of obligation from dissolution of AMAL                          -              106                 -
    Service cost                                                            71               69                57
    Interest cost                                                          368              331               315
    Actuarial (gain) or loss                                              (140)           1,164            (1,279)
    Special termination benefits                                             -                -                81
    Federal subsidy receipts                                                77               47                 -
    Benefits paid                                                         (735)            (772)             (309)
--------------------------------------------------------------------------------------------------------------------
    Benefit obligation at end of year                          $         6,144  $         6,503   $         5,558
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
    Fair value of plan assets at beginning of year             $         2,795  $         2,754   $         2,557
    Transfer of plan assets from dissolution of AMAL                         -              156                 -
    Actual return on plan assets                                           139              147               131
    Employer contributions                                                 496              401               303
    Benefits paid                                                         (584)            (663)             (237)
--------------------------------------------------------------------------------------------------------------------
    Fair value of plan assets at end of year                   $         2,846  $         2,795   $         2,754
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Funded status
    Funded status at end of year                               $        (3,298) $        (3,708)  $        (2,804)
    Unrecognized net actuarial loss                                      2,658            3,009             1,995
    Unrecognized prior service cost                                         (1)              (1)               (1)
--------------------------------------------------------------------------------------------------------------------
    Accrued benefit cost                                       $          (641) $          (700)  $          (810)
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

Postretirement Benefit Plans, (continued)
The amount of the postretirement obligation for nonvested employees was $901 and $849 at December 31, 2007 and 2006, respectively.

Periodic postretirement medical expense included the following components:

                                                                             Years Ended December 31
--------------------------------------------------------------------------------------------------------------------
                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Service cost                                                   $            71   $            69  $            57
Interest cost                                                              368               331              315
Expected return on plan assets                                            (148)             (156)            (139)
Early retirement one-time cost                                               -                 -               81
Amortization of net loss                                                   219               175              176
--------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                      $           510   $           419  $           490
--------------------------------------------------------------------------------------------------------------------

Plan assets are invested in 100% fixed income investments. The expected rate of return on these investments is 6%. The Company expects to contribute $640 to its postretirement benefits plans and 401(h) account in 2008.

The following net benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                            Expected Net
    Fiscal Year                                                                           Benefit Payments
--------------------------------------------------------------------------------------------------------------------
    2008                                                                                 $          774
    2009                                                                                            788
    2010                                                                                            800
    2011                                                                                            787
    2012                                                                                            746
    2013 - 2017                                                                                   3,523
--------------------------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the postretirement benefit obligations are:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                        6.25%             6.00%            5.75%
Expected long term rate of return on plan assets                     6.00%             6.00%            6.00%
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

The assumptions used to determine net periodic post retirement benefit costs are:

                                                                             2007          2006          2005
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                                  6.00%         5.75%         6.00%
Expected long term rate of return on plan assets                               6.00%         6.00%         6.00%
--------------------------------------------------------------------------------------------------------------------

The assumed health care cost trend rates as of December 31 were:
                                                                             2007          2006          2005
--------------------------------------------------------------------------------------------------------------------
Healthcare Cost Trend Rate Assumed for Next Year                               8.0%          9.0%          7.0%
Rate to which the Cost Trend Rate is Assumed to Decline (Ultimate Trend
   Rate)                                                                       5.0%          5.0%          5.0%
Year the Rate Reaches the Ultimate Trend Rate                                2011          2011          2008
--------------------------------------------------------------------------------------------------------------------

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

--------------------------------------------------------------------------------------------------------------------
                                                                                   1% increase      1% decrease
--------------------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net
periodic postretirement health care benefit cost                                      $     50         $    (45)

Effect on the health care component of the accumulated
postretirement benefit obligation                                                     $    568         $   (519)
--------------------------------------------------------------------------------------------------------------------

Other Plans
Separate supplemental retirement agreements totaled $12,584 and $11,696 included in other liabilities at December 31, 2007 and 2006, respectively, cover certain active and retired employees. These plans are unfunded.

8. Dividend Restrictions and Surplus

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $87,812 in dividends in 2008 without prior approval. No dividends to parent or affiliated companies were paid in 2007, 2006 or 2005.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

8.   Dividend Restrictions and Surplus, (continued)

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                     2007              2006              2005
-------------------------------------------------------------------------------------------------------------------
Unrealized gains on investments, net of taxes
  of $20,075, $18,002 and $13,961                             $        45,221   $        57,355  $        60,568
Nonadmitted asset values                                              (54,618)          (47,807)         (46,651)
Asset valuation reserves                                              (68,603)          (62,456)         (69,931)
Liability for reinsurance in unauthorized companies,
  net of tax                                                              (26)                -               (3)
-------------------------------------------------------------------------------------------------------------------

9.   Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $526 and $520 as of December 31, 2007 and 2006, respectively, and estimated recoveries from premium taxes included in data processing and other admitted assets of $454 and $427 as of December 31, 2007 and 2006, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

The Company had no claims (per claim or claimant) where amounts were paid to settle claims related to extra contractual obligations or bad faith claims resulting from lawsuits during 2007, 2006 or 2005.

Securities commitments of $28,275 and $20,990 and mortgage loan and real estate commitments of $23,346 and $26,375 were outstanding for investments to be purchased in subsequent years as of December 31, 2007 and 2006, respectively. Low income housing tax credit property investment commitments were $442 and $139 as of December 31, 2007 and 2006, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

9.   Commitments and Contingencies, (continued)

The Company engages in securities lending transactions to generate additional income. The program is administered by an authorized financial institution and requires the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the loaned securities. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as bonds and common stocks in the statutory statements of admitted assets, liabilities, and surplus. The carrying value of bonds loaned as of December 31, 2007 and 2006 were $25,744 and $33,449 respectively. The carrying value of common stocks loaned as of December 31, 2007 and 2006 were $28,077 and $5,414, respectively. The fair value of cash collateral held was $56,998 and $39,958 as of December 31, 2007 and 2006, respectively. There was no non-cash collateral on deposit at December 31, 2007 and 2006.

In 2007, assets are held by the Federal Home Loan Bank (FHLB) of Topeka, as custodian, to use as collateral to support the issuance of funding agreements. The Company maintains control over these assets and the estimated fair value at December 31, 2007 is $20,386. As of December 31, 2007, the Company had issued $12,000 of funding agreements with the FHLB of Topeka.

10.  Gain or Loss to the Reporting Entity from Uninsured Accident and Health
     Plans

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including       $         3,205   $         3,793  $         3,602
  administrative fees) in excess of actual expenses
Total net other income (expense) (including interest paid to
  or received from ASO uninsured plans)                                      -                 -                -
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                       $         3,205   $         3,793  $         3,602
--------------------------------------------------------------------------------------------------------------------
Total claim payment volume                                     $        82,313   $        65,044  $        55,611
--------------------------------------------------------------------------------------------------------------------

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                  $           543   $           430  $           380
Other income or expenses (including interest paid
  to or received from plans)                                                35                27               24
Gross expenses incurred (claims and administrative)                        571               452              399
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                       $             7   $             5  $             5
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

11.  Other Items

Troubled Debt Restructuring
The Company has several long-term bond holdings with restructured terms. The carrying value at December 31, 2007 and 2006, has been written down to $0, whereby the Company recorded no realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $7,684 and $10,466 at December 31, 2007 and 2006, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $953 and $995 at December 31, 2007 and 2006, respectively, in accounts receivable for uninsured plans and included with data processing and other admitted assets on the statutory statements of admitted assets, liabilities and surplus. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

Participating Contracts
Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Department, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

12.  Reinsurance

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with FALIC, Acacia Life, Aviva USA, and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                  Years Ended December 31
                                                                        --------------------------------------------
                                                                             2007          2006           2005
--------------------------------------------------------------------------------------------------------------------
Premium Income:
  Assumed (related party $80, $115 and $100
    in 2007, 2006 and 2005)                                              $     56,885  $     71,398   $     77,951
  Ceded (related party $2,125, $3,955 and $3,964
    in 2007, 2006 and 2005)                                                    29,231        27,904         26,931
Benefits To Policyowners:
  Assumed (related party $214, $0 and $0 in
    2007, 2006 and 2005)                                                       47,418        54,910         54,397
  Ceded (related party $1,588, $2,694 and $907 in
    2007, 2006 and 2005)                                                       18,115        18,835          8,394
Policy Reserves:
  Assumed (related party $36 and $42 in
    2007 and 2006)                                                                402         1,523             NA
  Ceded (related party $1,061 and $1,582 in
    2007 and 2006)                                                             63,732        58,218             NA
--------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

13.  Changes in Unpaid Claims and Claim Adjustment Expenses

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported within reserves for unpaid claims is summarized as follows:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Balance at January 1                                           $        31,820   $        30,599  $        28,215
Less reinsurance recoveries                                             (8,776)           (9,929)          (9,835)
--------------------------------------------------------------------------------------------------------------------
Net balance at January 1                                                23,044            20,670           18,380
--------------------------------------------------------------------------------------------------------------------

Incurred related to:
    Current year                                                       307,896           280,572          252,232
    Prior year                                                          (4,871)           (3,739)          (4,634)
--------------------------------------------------------------------------------------------------------------------
        Total incurred                                                 303,025           276,833          247,598
--------------------------------------------------------------------------------------------------------------------

Paid related to:
    Current year                                                       284,128           257,528          231,562
    Prior year                                                          18,172            16,931           13,746
--------------------------------------------------------------------------------------------------------------------
        Total paid                                                     302,300           274,459          245,308
--------------------------------------------------------------------------------------------------------------------

Net balance at December 31                                              23,769            23,044           20,670
Plus reinsurance recoveries                                              6,487             8,776            9,929
--------------------------------------------------------------------------------------------------------------------
Total reserve for unpaid claims                                $        30,256   $        31,820  $        30,599
====================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $4,871, $3,739 and $4,634 for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company paid assumed reinsurance claims of $49,224, $55,422 and $54,530, and incurred assumed reinsurance claims of $46,929, $54,919 and $54,405 for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company paid ceded reinsurance claims of $549, $598 and $661, and incurred ceded reinsurance claims of $537, $601 and $652 for the years ended December 31, 2007, 2006 and 2005, respectively.

14.  Policy Reserves

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

14.  Policy Reserves, (continued)

As of December 31, 2007 and 2006, respectively, the Company had $1,380,130 and $1,630,085 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $10,679 and $10,462 at December 31, 2007 and 2006, respectively.

15. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2007
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       509,088         13.2%
  At book value less current surrender charge of 5% or more                              517,349         13.4%
  At fair value                                                                          976,074         25.3%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                 2,002,511         51.9%
  At book value without adjustment  (minimal or no charge)                             1,784,313         46.3%
Not subject to discretionary withdrawal                                                   65,034          1.7%
--------------------------------------------------------------------------------------------------------------------
Total gross                                                                      $     3,851,858        100.0%
Reinsurance ceded                                                                           (165)         0.0%
--------------------------------------------------------------------------------------------------------------------
Total Net                                                                        $     3,851,693        100.0%
====================================================================================================================

                                                                                               2006
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       437,643         12.3%
  At book value less current surrender charge of 5% or more                              564,490         15.9%
  At fair value                                                                          792,670         22.4%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                 1,794,803         50.6%
  At book value without adjustment  (minimal or no charge)                             1,683,692         47.4%
Not subject to discretionary withdrawal                                                   69,861          2.0%
--------------------------------------------------------------------------------------------------------------------
Total gross                                                                      $     3,548,356        100.0%
Reinsurance ceded                                                                            (23)         0.0%
--------------------------------------------------------------------------------------------------------------------
Total Net                                                                        $     3,548,333        100.0%
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

15. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics, (continued)

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                                                                      2007              2006
--------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                        $       869,434  $       856,491
Exhibit 5, Supplementary Contracts with Life Contingencies Section,
  Total (net)                                                                             10,735           10,800
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                     109,239           91,531
--------------------------------------------------------------------------------------------------------------------
                                                                                         989,408          958,822
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                      2,862,285        1,796,841
Page 3, Line 2, Column 3                                                                       -          792,670
--------------------------------------------------------------------------------------------------------------------
Total                                                                            $     3,851,693  $     3,548,333
====================================================================================================================

16.  Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                               2007                      2006                      2005
                                    --------------------------------------------------------------------------------
                                                      Net of                     Net of                   Net of
                Type                     Gross       Loading       Gross        Loading      Gross       Loading
--------------------------------------------------------------------------------------------------------------------
Ordinary new business                $        23  $        20  $        71  $        60  $       345  $       195
Ordinary renewal                           4,838        4,430        5,221        4,785        5,011        8,213
--------------------------------------------------------------------------------------------------------------------
Totals                               $     4,861  $     4,450  $     5,292  $     4,845  $     5,356  $     8,408
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

17.  Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                         2007            2006            2005
--------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                            $      480,315  $      605,460  $      613,898
--------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves by valuation basis
    Fair value                                                      $    3,604,435  $    3,285,850
====================================================================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal
    At book value without fair value adjustment and with current
     surrender charge of 5% or more                                 $      418,760  $      696,736
    At fair value                                                          976,074         792,670
    At book value without adjustment (minimal or no charge)              2,208,875       1,796,444
----------------------------------------------------------------------------------------------------
Sub-total                                                           $    3,603,709  $    3,285,850
Not subject to discretionary withdrawal                                        726               -
----------------------------------------------------------------------------------------------------
Total                                                               $    3,604,435  $    3,285,850
====================================================================================================

--------------------------------------------------------------------------------------------------------------------
Reconciliation of net transfers to (from) separate accounts at December 31:
Transfers as reported in the statutory statement of operations of the separate accounts annual statement:
    Transfers to separate accounts                                  $      480,315  $      458,918  $      265,126
    Transfers from separate accounts                                      (447,861)       (324,135)       (335,397)
--------------------------------------------------------------------------------------------------------------------
    Net transfers to (from) separate accounts                               32,454         134,783         (70,271)
--------------------------------------------------------------------------------------------------------------------
Net transfers as reported in the statutory statements of            $       32,454  $      134,783  $      (70,271)
  operations of the Company
Correction of error (see Note 20)                                                -          45,953          53,227
--------------------------------------------------------------------------------------------------------------------
    Net transfers                                                   $       32,454  $      180,736  $      (17,044)
====================================================================================================================

18.  EDP Equipment and Software

Electronic data processing ("EDP") equipment and operating and nonoperating software consisted of the following at December 31:
                                                                                         2007            2006
--------------------------------------------------------------------------------------------------------------------
Electronic data processing equipment                                                 $       12,289 $       12,156
Operating system software                                                                     3,868          3,198
Nonoperating system software                                                                 18,468         13,673
--------------------------------------------------------------------------------------------------------------------
    Subtotal                                                                                 34,625         29,027
Accumulated depreciation                                                                    (26,731)       (25,605)
--------------------------------------------------------------------------------------------------------------------
Balance, net                                                                         $        7,894 $        3,422
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

18.  EDP Equipment and Software, (continued)

EDP equipment and operating software included in data processing and other admitted assets are $3,167 and $2,419 at December 31, 2007 and 2006, respectively.

Depreciation expense related to EDP equipment and operating and nonoperating software totaled $2,948, $2,956 and $3,413 for the year ended December 31, 2007, 2006 and 2005, respectively.

19. Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and Equity

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Department. These practices differ from accounting principles generally accepted in the United States of America (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                         2007            2006            2005
--------------------------------------------------------------------------------------------------------------------
Statutory net income as reported                                    $       77,665  $       70,645  $       68,091
Insurance reserves                                                           3,751           2,777           4,631
Deferred policy acquisition costs                                           (4,196)         15,657             241
Deferred income taxes and other tax reclassifications                            6          (5,287)         19,140
Statutory investment reserves                                                 (463)           (437)          1,043
Goodwill amortization                                                        1,080           1,079           1,080
Earnings of subsidiaries                                                     4,887           2,561          (5,353)
Other                                                                        5,231             456            (805)
--------------------------------------------------------------------------------------------------------------------
GAAP net income                                                     $       87,961  $       87,451  $       88,068
====================================================================================================================

                                                                         2007            2006           2005
--------------------------------------------------------------------------------------------------------------------
Statutory surplus as reported                                       $      878,120  $      814,236  $      757,631
Insurance reserves                                                        (107,633)       (121,757)       (119,484)
Deferred policy acquisition costs                                          262,741         272,602         254,014
Deferred income taxes                                                      (58,652)        (62,809)        (58,679)
Valuation of investments                                                    (5,545)        (13,420)         (2,580)
Statutory investment reserves                                               70,926          65,242          73,155
Goodwill                                                                    (4,587)         (5,667)         (6,746)
Subsidiary equity                                                           13,474             974         (30,076)
Statutory non-admitted assets                                               54,618          47,807          48,321
Post retirement and pension benefit obligations                            (21,490)              -               -
Other                                                                       (3,185)          5,736            (518)
--------------------------------------------------------------------------------------------------------------------
GAAP equity                                                         $    1,078,787  $    1,002,944  $      915,038
====================================================================================================================

20.  Correction of Errors

Subsequent to the issuance of the Company's 2006 statutory financial statements, the Company's management determined that there was an error in the calculation of reinsurance assumed reserves and reinsurance ceded premium income on term life products with one reinsurer. As a result, unassigned surplus and net income as reported in the Company's statutory financial statements and its statutory filing with the Department at December 31, 2006 were overstated by $1,292, net of taxes of $696. As the amount is not material to the prior year financial statements, in accordance with SSAP No. 3, "Accounting Changes and Corrections of Errors", it is recorded in unassigned surplus during the year ended December 31, 2007.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

20.  Correction of Errors, (continued)

In addition, subsequent to the issuance of the Company's 2006 statutory financial statements, the Company's management determined that certain group annuity products should have been accounted for as life contracts rather than deposit-type contracts. As a result, the statutory statement of admitted assets, liabilities, and surplus at December 31, 2006 has been restated to classify $436,866 as policy reserves rather than deposit-type funds. The statutory statements of operations for the years ended December 31, 2006 and 2005 have been restated to reflect premium income, benefits to policyowners, change in policy reserves and net premiums transferred to separate accounts on a gross basis. A summary of the impact of the restatement on the statutory statements of operations for the years ended December 31, 2006 and 2005 is presented in the following table:

-------------------------------------------------------------------------------------------------------------------
                                                              Financial                              Financial
                                                           Statement, Prior       Correction        Statement, as
                                                            to Restatement         of Error           Restated
-------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2006
Income
   Premium income                                       $      953,293        $      171,264      $    1,124,557
   Total income                                              1,136,884               171,264           1,308,148
-------------------------------------------------------------------------------------------------------------------
Expenses
   Benefits to policyowners                                    793,688               108,400             902,088
   Change in policy reserves                                   (75,217)               16,911             (58,306)
   Net premiums transferred to (from) separate
     accounts                                                  134,783                45,953             180,736
   Total expenses                                            1,050,735               171,264           1,221,999
-------------------------------------------------------------------------------------------------------------------
 Net income                                             $       70,645        $            -      $       70,645
-------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005
Income
   Premium income                                       $      744,464        $      189,694      $      934,158
   Total income                                                936,646               189,694           1,126,340
-------------------------------------------------------------------------------------------------------------------
Expenses
   Benefits to policyowners                                    756,086               103,269             859,355
   Change in policy reserves                                   (43,869)               33,198             (10,671)
   Net premiums transferred to (from) separate
     accounts                                                  (70,271)               53,227             (17,044)
   Total expenses                                              776,156               189,694           1,038,897
-------------------------------------------------------------------------------------------------------------------
Net income                                              $       68,091        $            -      $       68,091
-------------------------------------------------------------------------------------------------------------------

There was no impact to total assets, total liabilities, surplus or net income in 2006 or 2005.

              PART C

                                OTHER INFORMATION

     Item 26.     Exhibits

     Exhibit
     Number                Description of Exhibit

     (a) Board of Directors Resolution of Ameritas Life Insurance Corp. Authorizing Establishing the Separate Account. (1)
     (b)      Custodian Agreements.  Not Applicable.
     (c)      Principal Underwriting Agreement.  (1)
     (d)      Form of Policy.  (1)
     (e)      Form of Application.  (1)
     (f) Articles of Incorporation of Ameritas Life Insurance Corp. (1) Bylaws of Ameritas Life Insurance Corp. (2)
     (g)      Reinsurance Agreement. Not Applicable.
     (h)      Forms of Participation Agreements:
                (1)    Neuberger Berman Advisers Management Trust.  (3)
                (2)    Scudder Investments VIT Funds (BT).  (4)
                (3)    Rydex Variable Trust.  (5)
                (4)    Calvert Variable Series, Inc. Ameritas Portfolios.  (6)
                (5)    Calvert Variable Series, Inc. (CVS Portfolios) (6)
                (6) Variable Insurance Products Fund and Variable Insurance Products Fund II. (6)
                (7)    AIM Variable Insurance Funds.  (7)
                (8)    Third Avenue Variable Series Trust. (7)
                (9)    Vanguard Variable Insurance Funds. (7)
                (10)   Wells Fargo Variable Trust (Strong). (8)
                (11)   American Century Investments. (9)
                (12)   Franklin Templeton Variable Insurance Products Trust.(10)
                (13)   MFS Variable Insurance Trust.  (11)
                (14)   Summit Mutual Funds, Inc. (9)
                (15)   T. Rowe Price Equity Series, Inc. (12)
                (16)   The Universal Institutional Funds, Inc. (Morgan Stanley)
                       (11)
     (i)      Administrative Contracts. Not Applicable.
     (j)      Other Material Contracts: Powers of Attorney. (13)
     (k)      Legal Opinion of Robert G. Lange.
     (l)      Actuarial Opinion. Not applicable.
     (m)      Calculation. Not applicable.
     (n) Consents of Independent Auditors and Independent Registered Public Accounting Firm.
     (o)      No financial statements are omitted from Item 24.
     (p)      Initial Capital Agreements. Not applicable.
     (q)      Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)
              (iii). (1)

Footnotes:
1 Incorporated by reference to Post-Effective Amendment No. 4 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-86500, filed on April 3, 1998, EX-99.1(1), EX-99.1(3)(A), EX 99.1.(5)(a), EX-99.1.(10),
     EX-99.1(6)(A), EX 99.9.
2 Incorporated by reference to Post-Effective Amendment No. 5 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on February 26, 1999, EX-99.1(6)(B).
3 Incorporated by reference to the initial Registration Statement to Ameritas Life Insurance Corp. Separate Account LLVA, File No. 333-05529, filed on June 7, 1996, EX-99.B8A.
4 Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on July 14, 1999, EX-99.1.(8)(B).
5 Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No.333-76359, filed on June 11, 1999, EX-99.1.(8)(C).
6 Incorporated by reference to Post-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on March 1, 2000, EX-99.1(8)(D), EX-99.1(8)(E), EX-99.1(8)(F).
7 Incorporated by reference to Post-Effective Amendment No. 2 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on April 11, 2001, EX-99.8H 2, EX-99.8I 3, EX-99.8J 4.
8 Incorporated by reference to the Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on October 3, 1996, EX-99.B8D 4.
9 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000, EX-99.1(8)(6) 3, EX-99.1.(8)(J) 6.

10 Incorporated by reference to the Registration Statement for Ameritas Variable Separate Account VA Allocator 2000 Annuity, File No. 333-91670, filed on July 1, 2002, EX-99.8G.
11 Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 6, 1996, EX-99A8c, EX-99.A8D 6.
12 Incorporated by reference to Post Effective Amendment No. 9 to the Registration Statement for Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed February 27, 2008, EX-99.H.
13 Incorporated by reference to Post Effective Amendment No. 17 to the Registration Statement for Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed February 27, 2008, EX-99.H.

Item 27.      Directors and Officers of the Depositor

           Name and Principal
           Business Address *               Position and Offices with Depositor
           ------------------               -----------------------------------
           Lawrence J. Arth                 Director, Chairman
           JoAnn M. Martin                  Director, President & Chief Executive Officer
           James P. Abel                    Director
           William W. Cook, Jr.             Director
           Bert A. Getz                     Director
           James R. Knapp                   Director
           Tonn M. Ostergard                Director
           Paul C. Schorr, III              Director
           Winston J. Wade                  Director
           Robert C. Barth                  Senior Vice President, Controller, & Chief Accounting Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert P. Kocher                 Senior Vice President, Strategic Thinking
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President, Investments & Treasurer
           Kevin W. O'Toole                 Senior Vice President
           Mitchell F. Politzer             Senior Vice President, Ameritas Direct
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Steven J. Valerius               Senior Vice President
           Kenneth L. VanCleave             Senior Vice President, Group Division

* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.



Item 28.        Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)                            Principal Business
UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company

     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Service Corp. (VA)........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by
                                                                       Ameritas Life Insurance Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Life Re Insurance Company (TX)...........................life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans

         The Union Central Life Insurance Company (OH).................life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc. (DE).... pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 29.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      Principal Underwriter

    (a) Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable life insurance policies issued through Ameritas Life Insurance Corp. Separate Account LLVL, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA. AIC also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, First Ameritas Variable Life Separate Account, and Carillon Life Account and for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, First Ameritas Variable Annuity Separate, and Carillon Account.

    (b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

         Name and Principal                          Positions and Offices
         Business Address                            With Underwriter

         JoAnn M. Martin*                            Director, Chair & Senior Vice President
         Salene Hitchcock-Gear*                      Director, President & Chief Executive Officer
         Kent M. Campbell**                          Director
         William W. Lester*                          Director, Vice President & Treasurer
         Gary T. Huffman*                            Director
         Billie B. Beavers***                        Senior Vice President
         Cheryl L. Heilman*                          Vice President, Chief Operating Officer
         Robert G. Lange*                            Vice President, Secretary & General Counsel
         Bruce D. Lefler*                            Senior Vice President, Public Finance
         Gregory C. Sernett*                         Vice President, Chief Compliance Officer, and Assistant Secretary
         Michael M. Van Horne***                     Senior Vice President

     * Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
     ** Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
     *** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.


(c) Compensation From the Registrant.

          (1)                          (2)                     (3)                    (4)                (5)
                                                         Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                 Commissions          Deferred Sales Load         Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                  $31,501                    $0                     $72                $0

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31.  Location of Accounts and Records

          The Books, records and other documents required to be maintained by
          Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 32.  Management Services

          Not Applicable.

Item 33.  Fee Representation

          Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 18 to Registration Statement Number 33-86500 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 18th day of April, 2008.

                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor

                                                By:   Lawrence J. Arth *
                                                   ---------------------------
                                                      Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 18, 2008.

     SIGNATURE                              TITLE

     Lawrence J. Arth *                 Director, Chairman
     JoAnn M. Martin *                  Director, President & Chief Executive Officer
     James P. Abel *                    Director
     William W. Cook, Jr. *             Director
     Bert A. Getz *                     Director
     James R. Knapp *                   Director
     Tonn M. Ostergard *                Director
     Paul C. Schorr, III *              Director
     Winston J. Wade *                  Director
     Robert C. Barth *                  Senior Vice President, Controller, & Chief Accounting Officer
     Jan M. Connolly **                 Senior Vice President & Corporate Secretary
     William W. Lester *                Senior Vice President, Investments & Treasurer

     /S/Robert G. Lange
     Robert G. Lange                    Vice President, General Counsel & Assistant Secretary

* Signed by Robert G. Lange under Powers of Attorney executed effective as of February 24, 2006.
** Signed by Robert G. Lange under Power of Attorney executed effective as of February 1, 2008.

                                  Exhibit Index

     Exhibit

           (k)  Legal Opinion of Robert G. Lange

           (n)  Consents of Independent Auditors
                and Independent Registered Public Accounting Firm